                      SUPPLEMENT DATED SEPTEMBER 12, 1997
                      TO THE PROSPECTUS DATED MAY 1, 1997

                             MONEY MARKET PORTFOLIO
                             FIXED INCOME PORTFOLIO
                              HIGH YIELD PORTFOLIO
                             CORE EQUITY PORTFOLIO
                            EQUITY GROWTH PORTFOLIO
                                VALUE PORTFOLIO
                            MID CAP GROWTH PORTFOLIO
                            MID CAP VALUE PORTFOLIO
                           U.S. REAL ESTATE PORTFOLIO
                      INTERNATIONAL FIXED INCOME PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                         INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO
                             ASIAN EQUITY PORTFOLIO
                               BALANCED PORTFOLIO
                          MULTI-ASSET-CLASS PORTFOLIO

                                 PORTFOLIOS OF

               MORGAN STANLEY UNIVERSAL FUNDS, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                                --------------

The Prospectus is being amended and supplemented to: (i) reflect changes to the parent of the Fund's investment advisers, administrators and distributor; (ii) provide unaudited financial highlights for ten portfolios for periods ended June 30, 1997; (iii) reflect a change in the name of a country in which the Emerging Markets Debt Portfolio invests; (iv) reflect a change in investment policy with respect to the International Magnum Portfolio; (v) reflect revised investment policies with respect to certain derivative instruments; (vi) update and revise certain information concerning principal holders of securities of the Fund; and (vii) reflect a change in the portfolio managers for the Money Market Portfolio and the Emerging Markets Equity Portfolio. The Prospectus is amended and supplemented as follows:

                                --------------

On May 31, 1997, Morgan Stanley Group Inc. ("MSGI") and Dean Witter, Discover & Co. merged to form Morgan Stanley, Dean Witter, Discover & Co. Prior thereto, Morgan Stanley Group Inc. was the parent of Morgan Stanley Asset Management Inc. and Miller Anderson & Sherrerd, LLP (the "Advisers") and Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The Advisers and Morgan Stanley are now subsidiaries of Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD").

                                --------------

The following paragraph and tables are added after the first paragraph under the heading "Financial Highlights" on page 3 of the Prospectus:

The following tables provide financial highlights for the Fixed Income, High Yield, Equity Growth, Mid Cap Value, Value, Global Equity and International Magnum Portfolios for the period January 2, 1997 through June 30, 1997, for the U.S. Real Estate and Asian Equity Portfolios for the period March 3, 1997 through June 30, 1997, and for the Emerging Markets Equity Portfolio for the period January 1, 1997 through June 30, 1997, and are part of the Fund's unaudited financial statements which are included in the Fund's current Statement of Additional Information and in the Fund's Semi-Annual Report to Shareholders for the six months ended June 30, 1997.

                                               FIXED INCOME         HIGH YIELD
                                                 PORTFOLIO           PORTFOLIO
                                            ------------------- -------------------
                                                PERIOD FROM         PERIOD FROM
                                            JANUARY 2, 1997* TO JANUARY 2, 1997* TO
                                               JUNE 30, 1997       JUNE 30, 1997
SELECTED PER SHARE DATA AND RATIOS              (UNAUDITED)         (UNAUDITED)
----------------------------------          ------------------- -------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......       $10.00              $10.00
                                                  ------              ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income....................         0.25                0.35
  Net Realized and Unrealized Gain.........         0.10                0.23
                                                  ------              ------
    Total From Investment Operations.......         0.35                0.58
                                                  ------              ------
NET ASSET VALUE, END OF PERIOD.............       $10.35              $10.58
                                                  ======              ======
TOTAL RETURN...............................         3.50%               5.80%
                                                  ======              ======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)..........       $9,033              $9,282
Ratio of Expenses to Average Net Assets....         0.70%**             0.80%**
Ratio of Net Investment Income to Average
 Net Assets................................         5.27%**             7.41%**
Portfolio Turnover Rate....................          100%                 63%
Effect of Voluntary Expense Limitation
 During the Period:
  Per Share Benefit to Net Investment
   Income..................................       $ 0.04              $ 0.02
Ratios Before Expense Limitation:
  Expenses to Average Net Assets...........         1.59%**             1.30%**
  Net Investment Income to Average Net
   Assets..................................         4.38%**             6.91%**

-------
 *Commencement of operations
**Annualized

                                                  EQUITY              MID CAP
                                             GROWTH PORTFOLIO     VALUE PORTFOLIO
                                            ------------------- -------------------
                                                PERIOD FROM         PERIOD FROM
                                            JANUARY 2, 1997* TO JANUARY 2, 1997* TO
                                               JUNE 30, 1997       JUNE 30, 1997
SELECTED PER SHARE DATA AND RATIOS              (UNAUDITED)         (UNAUDITED)
----------------------------------          ------------------- -------------------
NET ASSET VALUE, BEGINNING OF PERIOD......        $ 10.00             $ 10.00
                                                  -------             -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...................           0.03                0.02
  Net Realized and Unrealized Gain........           1.50                1.89
                                                  -------             -------
   Total From Investment Operations.......           1.53                1.91
                                                  -------             -------
NET ASSET VALUE, END OF PERIOD............        $ 11.53             $ 11.91
                                                  =======             =======
TOTAL RETURN..............................          15.30%              19.10%
                                                  =======             =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's).........        $ 3,959             $ 4,922
Ratio of Expenses to Average Net Assets...           0.85%**             1.05%**
Ratio of Net Investment Income to Average
 Net Assets...............................           0.60%**             0.43%**
Portfolio Turnover Rate...................             95%                 76%
Average Commission Rate Per Share.........        $0.0510             $0.0429
Effect of Voluntary Expense Limitation
 During the Period:
  Per Share Benefit to Net Investment
   Income (Loss)..........................        $  0.85             $  0.06
Ratios Before Expense Limitation:
  Expenses to Average Net Assets..........           5.55%**             2.45%**
  Net Investment Loss to Average Net
   Assets.................................          (4.11)%**           (0.97)%**

-------
 *Commencement of operations
**Annualized

                                                 U.S. REAL
                                             ESTATE PORTFOLIO     VALUE PORTFOLIO
                                            ------------------- -------------------
                                                PERIOD FROM         PERIOD FROM
                                            JANUARY 2, 1997* TO JANUARY 2, 1997* TO
                                               JUNE 30, 1997       JUNE 30, 1997
SELECTED PER SHARE DATA AND RATIOS              (UNAUDITED)         (UNAUDITED)
----------------------------------          ------------------- -------------------
NET ASSET VALUE, BEGINNING OF PERIOD......        $ 10.00             $ 10.00
                                                  -------             -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...................           0.10                0.07
  Net Realized and Unrealized Gain........           0.27                1.48
                                                  -------             -------
   Total From Investment Operations.......           0.37                1.55
                                                  -------             -------
NET ASSET VALUE, END OF PERIOD............        $ 10.37             $ 11.55
                                                  =======             =======
TOTAL RETURN..............................           3.70%              15.50%
                                                  =======             =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's).........        $ 6,025             $ 5,264
Ratio of Expenses to Average Net Assets...           1.10%**             0.85%**
Ratio of Net Investment Income to Average
 Net Assets...............................           3.52%**             1.82%**
Portfolio Turnover Rate...................             56%                 22%
Average Commission Rate Per Share.........        $0.0576             $0.0585
Effect of Voluntary Expense Limitation
 During the Period:
  Per Share Benefit to Net Investment
   Income.................................        $  0.08             $  0.06
Ratios Before Expense Limitation:
  Expenses to Average Net Assets..........           3.71%**             2.35%**
  Net Investment Income to Average Net
   Assets.................................           0.90%**             0.32%**

-------
 *Commencement of operations
**Annualized

                                                  GLOBAL           INTERNATIONAL
                                             EQUITY PORTFOLIO    MAGNUM PORTFOLIO
                                            ------------------- -------------------
                                                PERIOD FROM         PERIOD FROM
                                            JANUARY 2, 1997* TO JANUARY 2, 1997* TO
                                               JUNE 30, 1997       JUNE 30, 1997
SELECTED PER SHARE DATA AND RATIOS              (UNAUDITED)         (UNAUDITED)
----------------------------------          ------------------- -------------------
NET ASSET VALUE, BEGINNING OF PERIOD......        $ 10.00             $ 10.00
                                                  -------             -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...................           0.08                0.09
  Net Realized and Unrealized Gain........           1.41                1.58
                                                  -------             -------
   Total From Investment Operations.......           1.49                1.67
                                                  -------             -------
NET ASSET VALUE, END OF PERIOD............        $ 11.49             $ 11.67
                                                  =======             =======
TOTAL RETURN..............................          14.90%              16.70%
                                                  =======             =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's).........        $ 7,326             $14,643
Ratio of Expenses to Average Net Assets...           1.15%**             1.15%**
Ratio of Net Investment Income to Average
 Net Assets...............................           1.81%**             1.96%**
Portfolio Turnover Rate...................              3%                 19%
Average Commission Rate:
  Per Share...............................        $0.0225             $0.0170
  As a Percentage of Trade Amount.........           0.17%               0.17%
Effect of Voluntary Expense Limitation
 During the Period:
  Per Share Benefit to Net Investment
   Income.................................        $  0.06             $  0.05
Ratios Before Expense Limitation:
  Expenses to Average Net Assets..........           2.46%**             2.38%**
  Net Investment Income to Average Net
   Assets.................................           0.50%**             0.73%**

-------
 *Commencement of operations
**Annualized

                                                                   EMERGING MARKETS
                                                                   EQUITY PORTFOLIO
                                                                   ----------------
                                                                   SIX MONTHS ENDED
                                                                    JUNE 30, 1997
SELECTED PER SHARE DATA AND RATIOS                                   (UNAUDITED)
----------------------------------                                 ----------------
NET ASSET VALUE, BEGINNING OF PERIOD.............................      $  9.78
                                                                       -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income..........................................         0.05
  Net Realized and Unrealized Gain (Loss)........................         2.20
                                                                       -------
   Total From Investment Operations..............................         2.25
                                                                       -------
DISTRIBUTIONS
  Net Investment Income..........................................          --
                                                                       -------
   Total Distributions...........................................          --
                                                                       -------
NET ASSET VALUE, END OF PERIOD...................................      $ 12.03
                                                                       =======
TOTAL RETURN.....................................................        23.01%
                                                                       =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)................................      $20,308
Ratio of Expenses to Average Net Assets..........................         1.75%**
Ratio of Net Investment Income to Average Net Assets.............         1.03%**
Portfolio Turnover Rate..........................................           38%
Average Commission Rate:
  Per Share......................................................      $0.0012
  As a Percentage of Trade Amount................................         0.40%
Effect of Voluntary Expense Limitation During the Period:
  Per Share Benefit to Net Investment Income (Loss)..............      $  0.12
Ratios Before Expense Limitation:
  Expenses to Average Net Assets.................................         4.49%**
  Net Investment Loss to Average Net Assets......................        (1.67)%**

-------
 *Commencement of operations
**Annualized

                                                                       ASIAN
                                                                 EQUITY PORTFOLIO
                                                                -------------------
                                                                    PERIOD FROM
                                                                JANUARY 2, 1997* TO
                                                                   JUNE 30, 1997
SELECTED PER SHARE DATA AND RATIOS                                  (UNAUDITED)
----------------------------------                              -------------------
NET ASSET VALUE, BEGINNING OF PERIOD..........................        $ 10.00
                                                                      -------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income........................................           0.03
 Net Realized and Unrealized Gain.............................           0.63
                                                                      -------
   Total From Investment Operations...........................           0.66
                                                                      -------
NET ASSET VALUE, END OF PERIOD................................        $ 10.66
                                                                      =======
TOTAL RETURN..................................................           6.60%
                                                                      =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's).............................        $10,946
Ratio of Expenses to Average Net Assets.......................           1.20%**
Ratio of Net Investment Income to Average Net Assets..........           1.06%**
Portfolio Turnover Rate.......................................             49%
Average Commission Rate:
  Per Share...................................................        $0.0170
  As a Percentage of Trade Amount.............................           0.56%
Effect of Voluntary Expense Limitation During the Period:
  Per Share Benefit to Net Investment Loss....................        $  0.04
Ratios Before Expense Limitation:
  Expenses to Average Net Assets..............................           2.55%**
  Net Investment Loss to Average Net Assets...................          (0.22)%**

-------
 *Commencement of operations
**Annualized

                                --------------

Under the heading "THE PORTFOLIOS' INVESTMENTS," the list of countries on page 12 is amended as follows:

"Zaire" is deleted and "Democratic Republic of Congo" is inserted between "Czech Republic" and "Dominican Republic."

                                --------------

Under the heading "THE PORTFOLIOS' INVESTMENTS," the second paragraph under "INTERNATIONAL MAGNUM PORTFOLIO" on page 13 is deleted and replaced with the following:

The countries in which the Portfolio will invest are those comprising the Morgan Stanley Capital International EAFE Index (the "EAFE Index"), which includes Australia, Japan, New Zealand, most nations located in Western Europe and certain developed countries in Asia, such as Hong Kong and Singapore (each an "EAFE country," and collectively the "EAFE countries"). The Portfolio may invest up to 5% of its total assets in the securities of issuers domiciled in non-EAFE countries. Under normal circumstances, at least 65% of the total assets of the Portfolio will be invested in Equity Securities of issuers in at least three different EAFE countries.

                                --------------

As a result of changes to the descriptions of certain derivative instruments invested in by the Fund, the Prospectus is amended and supplemented as follows:

The section entitled "DERIVATIVES" on pages 20-21 is deleted.
The section entitled "FUTURES" on pages 23-24 is deleted.
The section entitled "OPTIONS" on page 28 is deleted.
The section entitled "STRUCTURED NOTES" on page 30 is deleted.
The section entitled "SWAPS" on page 30 is deleted.

After the section entitled "ZERO COUPONS: PAY-IN-KIND OR DEFERRED PAYMENT SECURITIES" on page 31, the following sections are inserted:

DERIVATIVES. The Portfolios are permitted to invest in various Derivatives for both hedging and non-hedging purposes. Derivatives include Options, Futures, Structured Notes, Caps, Floors, Collars and Swaps. Additionally, the Portfolios may invest in other Derivatives that are developed over time if their use would be consistent with the objectives of the Portfolios. Each of the Equity Growth, U.S. Real Estate, Emerging Markets Debt, Global Equity, International Magnum, Emerging Markets Equity and Asian Equity Portfolios will limit its use of Derivatives to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding Derivatives. The Fixed Income, High Yield, Core Equity, Value, Mid Cap Growth, Mid Cap Value, International Fixed Income, Balanced and Multi-Asset-Class Portfolios will not enter into Futures to the extent that each Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to Options, would exceed 50% of its total assets. The Portfolios' investments in forward foreign currency contracts and Derivatives used for hedging purposes are not subject to the foregoing limits.

The Portfolios may use Derivatives under a number of different circumstances to further their investment objectives. The Portfolios may use Derivatives when doing so provides more liquidity than the direct purchase of the securities underlying such Derivatives. For example, a Portfolio may purchase Derivatives to quickly gain exposure to a market in response to changes in the Portfolio's asset allocation policy or upon the inflow of investable cash when the Derivative provides greater liquidity than the underlying securities market. A Portfolio may also use Derivatives when it is restricted from directly owning the underlying securities due to foreign investment restrictions or other reasons or when doing so provides a price advantage over purchasing the underlying securities directly, either because of lower transaction costs associated with the Derivatives transaction. Derivatives may also be used by a Portfolio for hedging purposes and under other circumstances in which a Portfolio's portfolio managers believe it advantageous to do so consistent with the Portfolio's investment objective. The Portfolios will not, however, use Derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by a particular Portfolio's investment policies, and then only in a manner consistent with such policies.

Some of the Derivatives in which the Portfolios may invest and the risks related thereto are described in more detail below.

CAPS, FLOORS AND COLLARS. The Portfolios may invest in Caps, Floors and Collars, which are instruments analogous to Options. In particular, a Cap is the right to receive the excess of a reference rate over a given rate and is analogous to a put Option. A floor is the right to receive the excess of a given rate over a reference rate and is analogous to a call Option. Finally, a Collar is an instrument that combines a Cap and a Floor. That is, the buyer of a Collar buys a Cap and writes a Floor, and the writer of a Collar writes a Cap and buys a Floor. The risks associated with Caps, Floors and Collars are similar to those associated with Options. In addition, Caps, Floors and Collars are subject to risk of default by the counterparty because they are privately negotiated instruments.

FUTURES. The Portfolios may purchase and sell futures contracts and options on futures contracts, including but not limited to securities index futures, foreign currency exchange futures, interest rate futures contracts and other financial futures (collectively, "Futures"). Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, instrument or basket thereof, at a specific future date and at a specified price. An option on a futures contract is a legal contract that gives the holder the right to buy or sell a specified amount of futures contracts at a fixed or determinable price upon the exercise of the option.

The Portfolios may sell securities index futures contracts and/or options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or purchase securities index futures in order to gain market exposure. Subject to applicable laws, the Portfolios may engage in transactions in securities index futures contracts (and options thereon) which are traded on a recognized securities or futures exchange, or may purchase or sell such instruments in the over-the-counter market. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, may depend on the development of such markets.

The Portfolios may engage in transactions involving foreign currency exchange futures contracts. Such contracts involve an obligation to purchase or sell a specific currency at a specified future date and at a specified price. The Portfolios may engage in such transactions to hedge their respective holdings and commitments against changes in the level of future currency rates or to adjust their exposure to a particular currency. For more information, see "Foreign Currency Transactions" above.

The Portfolios may engage in transactions in interest rate futures transactions. Interest rate futures contracts involve an obligation to purchase or sell a specific debt security, instrument or basket thereof at a specified future date at a specified price. The value of the contract rises and falls inversely with changes in interest rates. The Portfolios may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates.

Financial futures are futures contracts relating to financial instruments, such as U.S. Government securities, foreign currencies, and certificates of deposit. Such contracts involve an obligation to purchase or sell a specific security, instrument or basket thereof at a specified future date at a specified price. Like interest rate futures contracts, the value of financial futures contracts rises and falls inversely with changes in interest rates. The Portfolios may engage in financial futures contracts for hedging and non-hedging purposes.

Under rules adopted by the Commodity Futures Trading Commission, each Portfolio may enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-hedging activities.

Gains and losses on futures contracts and options thereon depend on the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of investments held by a Portfolio and the prices of futures and options relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position. The risk that a Portfolio will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid exchange or secondary market. The risk of loss in trading on futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing.

OPTIONS. The Portfolios may seek to increase their returns or may hedge their portfolio investments through Options transactions with respect to securities, instruments, indices or baskets thereof in which such Portfolios may invest, as well as with respect to foreign currency. Purchasing a put Option gives a Portfolio the right to sell a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the Option. Purchasing a call Option gives a Portfolio the right to purchase a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the Option.

Each Portfolio also may write (i.e., sell) put and call Options on investments held in its portfolio, as well as with respect to foreign currency. A Portfolio that has written an Option receives a premium, which increases the Portfolio's return on the underlying security or instrument in the event the Option expires unexercised or is closed out at a profit. However, by writing a call Option, a Portfolio will limit its opportunity to profit from an increase in the market value of the underlying security or instrument above the exercise price of the Option for as long as the Portfolio's obligation as writer of the Option continues. The Portfolios may only write Options that are "covered." A covered call Option means that so long as the Portfolio is obligated as the writer of the Option, it will earmark or segregate sufficient liquid assets to cover its obligations under the Option or own (i) the underlying security or instrument subject to the Option, (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the security or instrument subject to the Option, or (iii) a call Option on the same underlying security with a strike price no higher than the price at which the underlying instrument was sold pursuant to a short Option position.

By writing (or selling) a put Option, a Portfolio incurs an obligation to buy the security or instrument underlying the Option from the purchaser of the put at the Option's exercise price at any time during the Option period, at the purchaser's election. The Portfolios may also write Options that may be exercisable by the purchaser only on a specific date. A Portfolio that has written a put Option will earmark or segregate sufficient liquid assets to cover its obligations under the Option or will own a put Option on the same underlying security with an equal or higher strike price.

The Portfolios may engage in transactions in Options which are traded on recognized exchanges or over-the-counter. There currently are limited Options markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of such Options markets. The primary risks associated with the use of Options are
(i) imperfect correlation between the change in market value of investments held, purchased or sold by a Portfolio and the prices of Options relating to such investments, and (ii) possible lack of a liquid secondary market for an Option.

STRUCTURED NOTES. Structured Notes are Derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Portfolios may use Structured Notes to tailor their investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

SWAPS. Swap Contracts ("Swaps") are Derivatives in the form of a contract or other similar instrument in which two parties agree to exchange the returns generated by a security, instrument, basket thereof or index for the returns generated by another security, instrument, basket thereof or index. The payment streams are calculated by reference to a specific security, index or instrument and an agreed upon notional amount. The relevant indices include but are not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency Swaps in which the Portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such Swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

A Portfolio will usually enter into Swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a Swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to a Swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities. A Portfolio will not enter into any Swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Fund's Board of Directors.

Interest rate and total rate of return Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return Swaps is limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to an interest rate or total rate of return Swap defaults, a Portfolio's risk of loss consists of the net amount of payments that a Portfolio is contractually entitled to receive. In contrast, currency Swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency Swap may be subject to the risk that the other party to the Swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The Swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized Swap documentation. As a result, the Swaps market has become relatively liquid. Swaps that include Caps, Floors and Collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than "traditional" Swaps.

The use of Swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolios would be less favorable than it would have been if this investment technique were not used.

                                --------------

Kenneth R. Holley no longer serves as portfolio manager for the Money Market Portfolio. Abigail Jones Feder and Daniel M. Niland now share primary responsibility for managing the assets of the Money Market Portfolio. Accordingly, under the section "INVESTMENT MANAGEMENT," the discussion under "MONEY MARKET PORTFOLIO" on page 32 is deleted and replaced with the following:

MONEY MARKET PORTFOLIO--Abigail Jones Feder and Danial M. Niland. Abigail Jones Feder is a Principal of MSAM's Fixed Income Group. She is responsible for managing short-term taxable and tax-exempt portfolios. Ms. Feder holds a B.A. from Vassar College. Daniel M. Niland joined the Adviser as a Vice President in July 1997 and shares responsibility for management of the Adviser's short-term taxable portfolios. Prior to that he managed liquidity and short duration fixed income portfolios for institutional and private accounts at Citibank Global Asset Management. Before joining Citibank, Mr. Niland worked at J.P. Morgan as a portfolio manager investing $20 billion in short-term securities for that firm's securities lending program. Mr. Niland holds a B.A. from Iona College, and an M.B.A. from Fordham University. Ms. Feder and Mr. Niland have shared primarily responsibility for managing the Portfolio's assets since its inception.

                                --------------

Marianne L. Hay no longer serves as portfolio manager for the Emerging Markets Equity Portfolio. Madhav Dhar and Robert L. Meyer now share primary responsibility for managing the assets of the Emerging Markets Equity Portfolio. Accordingly, under the section "INVESTMENT MANAGEMENT," the discussion under "EMERGING MARKETS EQUITY PORTFOLIO" on page 35 is deleted and replaced with the following:

EMERGING MARKETS EQUITY PORTFOLIO--Madhav Dhar and Robert L. Meyer. Madhav Dhar joined the Adviser in 1984. He is a Managing Director of the Adviser and of Morgan Stanley. He is a member of the Adviser's executive committee, head of the Adviser's emerging markets group and chief investment officer of the Adviser's global emerging market equity portfolios. He holds a B.S. (honors) from St. Stephen's College, Delhi University India and an M.B.A. from Carnegie-Mellon University. Mr. Dhar has been primarily responsible for managing the Portfolio's assets since it commenced operations. Robert L. Meyer joined the Adviser in 1989. He is a Managing Director of the Adviser and of Morgan Stanley and co-manager of the Adviser's emerging markets group and head of the Adviser's Latin American team. He was born in Argentina and graduated from Yale University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, he is also a Chartered Financial Analyst. Mr. Meyer has assisted Mr. Dhar in managing the Portfolio's assets since it commenced operations.

                                --------------

The discussion under "PERSONS CONTROLLING CERTAIN PORTFOLIOS" on page 41, is deleted and replaced with the following:

As of August 8, 1997, MSDWD owned more than 25% of the outstanding voting securities of the Fixed Income, High Yield, Equity Growth, Value, Mid Cap Value, U.S. Real Estate, Global Equity, International Magnum, Emerging Markets Debt and Asian Equity Portfolios. Also, as of that date, the New York Life and Annuity Corporation owned more than 25% of the Emerging Markets Equity Portfolio and American General Life Insurance Company owned more than 25% of the Mid Cap Value, Value and Equity Growth Portfolios pursuant to variable annuity contracts and variable life insurance policies it has issued to the public.

As currently required under law, the New York Life and Annuity Corporation, American General Life Insurance Company and other insurance companies vote their shares of the Portfolios in accordance with instructions received from their variable annuity contract and variable life insurance policy owners. MSDWD will vote the shares of each Portfolio that it owns in the same proportions as shares of the Portfolio are voted by the insurance companies. Accordingly, neither MSDWD nor the insurance companies are deemed to be in control of the Portfolios.

For more information, see "Control Persons and Principal Holders of Securities" in the SAI.

                                --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                      SUPPLEMENT DATED SEPTEMBER 12, 1997
                      TO THE PROSPECTUS DATED MAY 1, 1997

                           U.S. REAL ESTATE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                         INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO
                             ASIAN EQUITY PORTFOLIO

                                 PORTFOLIOS OF

               MORGAN STANLEY UNIVERSAL FUNDS, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                                --------------
The Prospectus is being amended and supplemented to: (i) reflect changes to the parent of the Fund's investment adviser, administrator and distributor; (ii) provide unaudited financial highlights for the portfolios for periods ended June 30, 1997; (iii) reflect a change in investment policy with respect to the International Magnum Portfolio; (iv) reflect revised investment policies with respect to certain derivative instruments; (v) reflect a change in the portfolio manager for the Emerging Markets Equity Portfolio; and (vi) update and revise certain information concerning principal holders of securities of the Fund. The Prospectus is amended and supplemented as follows:

                                --------------

On May 31, 1997, Morgan Stanley Group Inc. ( "MSGI") and Dean Witter, Discover & Co. merged to form Morgan Stanley, Dean Witter, Discover & Co. Prior thereto, Morgan Stanley Group Inc. was the direct parent of Morgan Stanley Asset Management Inc. (the "Adviser") and Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The Adviser and Morgan Stanley are now subsidiaries of Morgan Stanley, Dean Witter, Discover &Co. ("MSDWD").

                                --------------

The following paragraph and tables are added after the first paragraph under the heading "Financial Highlights" on page 3 of the Prospectus:

The following tables provide financial highlights for the U.S. Real Estate and Asian Equity Portfolios for the period March 3, 1997 through June 30, 1997, for the Global Equity and International Magnum Portfolios for the period January 2, 1997 through June 30, 1997, and for the Emerging Markets Equity Portfolio for the period January 1, 1997 through June 30, 1997, and are part of the Fund's unaudited financial statements which are included in the Fund's current Statement of Additional Information and in the Fund's Semi-Annual Report to Shareholders for the six months ended June 30, 1997.

                                                                       U.S. REAL
                                                                   ESTATE PORTFOLIO
                                                                   -----------------
                                                                      PERIOD FROM
                                                                   MARCH 3, 1997* TO
                                                                     JUNE 30, 1997
SELECTED PER SHARE DATA AND RATIOS                                    (UNAUDITED)
----------------------------------                                 -----------------
NET ASSET VALUE, BEGINNING OF PERIOD..............................      $ 10.00
                                                                        -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................................         0.10
  Net Realized and Unrealized Gain................................         0.27
                                                                        -------
    Total From Investment Operations..............................         0.37
                                                                        -------
NET ASSET VALUE, END OF PERIOD....................................      $ 10.37
                                                                        =======
TOTAL RETURN......................................................         3.70%
                                                                        =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's).................................      $ 6,025
Ratio of Expenses to Average Net Assets...........................         1.10%**
Ratio of Net Investment Income to Average Net Assets..............         3.52%**
Portfolio Turnover Rate...........................................           56%
Average Commission Rate Per Share.................................      $0.0576
Effect of Voluntary Expense
 Limitation During the Period:
  Per Share Benefit to Net Investment Income......................      $  0.08
Ratios Before Expense Limitation:
  Expenses to Average Net Assets..................................         3.71%**
  Net Investment Income to Average Net Assets.....................         0.90%**

-------
 *Commencement of operations
**Annualized

                                                                 INTERNATIONAL
                                          GLOBAL EQUITY              MAGNUM
                                            PORTFOLIO              PORTFOLIO
                                      ---------------------- ----------------------
                                      PERIOD FROM JANUARY 2, PERIOD FROM JANUARY 2,
                                      1997* TO JUNE 30, 1997 1997* TO JUNE 30, 1997
SELECTED PER SHARE DATA AND RATIOS         (UNAUDITED)            (UNAUDITED)
----------------------------------    ---------------------- ----------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD..............................        $ 10.00                $ 10.00
                                             -------                -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income..............           0.08                   0.09
  Net Realized and Unrealized Gain...           1.41                   1.58
                                             -------                -------
    Total From Investment
     Operations......................           1.49                   1.67
                                             -------                -------
NET ASSET VALUE, END OF PERIOD.......        $ 11.49                $ 11.67
                                             =======                =======
TOTAL RETURN.........................          14.90%                 16.70%
                                             =======                =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)....        $ 7,326                $14,643
Ratio of Expenses to Average Net
 Assets..............................           1.15%**                1.15%**
Ratio of Net Investment Income to
 Average Net Assets..................           1.81%**                1.96%**
Portfolio Turnover Rate..............              3%                    19%
Average Commission Rate:
  Per Share..........................        $0.0225                $0.0170
  As a Percentage of Trade Amount....           0.17%                  0.17%
Effect of Voluntary Expense
 Limitation During the Period:
  Per Share Benefit to Net Investment
   Income............................        $  0.06                $  0.05
Ratios Before Expense Limitation:
  Expenses to Average Net Assets.....           2.46%**                2.38%**
  Net Investment Income to Average
   Net Assets........................           0.50%**                0.73%**

-------
 *Commencement of operations
**Annualized

                                                                    EMERGING MARKETS
                                                                    EQUITY PORTFOLIO
                                                                    ----------------
                                                                    SIX MONTHS ENDED
                                                                     JUNE 30, 1997
SELECTED PER SHARE DATA AND RATIOS                                    (UNAUDITED)
----------------------------------                                  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD...............................     $  9.78
                                                                        -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............................................        0.05
  Net Realized and Unrealized Gain (Loss)..........................        2.20
                                                                        -------
    Total From Investment Operations...............................        2.25
                                                                        -------
DISTRIBUTIONS
  Net Investment Income............................................         --
                                                                        -------
    Total Distributions............................................         --
                                                                        -------
NET ASSET VALUE, END OF PERIOD.....................................     $ 12.03
                                                                        =======
TOTAL RETURN.......................................................       23.01%
                                                                        =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)..................................     $20,308
Ratio of Expenses to Average Net Assets............................        1.75%**
Ratio of Net Investment Income to Average Net Assets...............        1.03%**
Portfolio Turnover Rate............................................          38%
Average Commission Rate:
  Per Share........................................................     $0.0012
  As a Percentage of Trade Amount..................................        0.40%
Effect of Voluntary Expense
 Limitation During the Period:
  Per Share Benefit to Net Investment Income (Loss)................     $  0.12
Ratios Before Expense Limitation:
  Expenses to Average Net Assets...................................        4.49%**
  Net Investment Loss to Average Net Assets........................       (1.67)%**

-------
 *Commencement of operations
**Annualized

                                                                  ASIAN EQUITY
                                                                   PORTFOLIO
                                                             ----------------------
                                                              PERIOD FROM MARCH 3,
                                                             1997* TO JUNE 30, 1997
SELECTED PER SHARE DATA AND RATIOS                                (UNAUDITED)
----------------------------------                           ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $ 10.00
                                                                    -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................................           0.03
  Net Realized and Unrealized Gain..........................           0.63
                                                                    -------
    Total From Investment Operations........................           0.66
                                                                    -------
NET ASSET VALUE, END OF PERIOD..............................        $ 10.66
                                                                    =======
TOTAL RETURN................................................           6.60%
                                                                    =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)...........................        $10,946
Ratio of Expenses to Average Net Assets.....................           1.20%**
Ratio of Net Investment Income to Average Net Assets........           1.06%**
Portfolio Turnover Rate.....................................             49%
Average Commission Rate:
Per Share...................................................        $0.0170
  As a Percentage of Trade Amount...........................           0.56%
Effect of Voluntary Expense
 Limitation During the Period:
  Per Share Benefit to Net Investment Loss..................        $  0.04
Ratios Before Expense Limitation:
  Expenses to Average Net Assets............................           2.55%**
  Net Investment Loss to Average Net Assets.................          (0.22)%**

-------
 *Commencement of operations
**Annualized

                                --------------
Under the heading "THE PORTFOLIOS' INVESTMENTS," the second paragraph under "INTERNATIONAL MAGNUM PORTFOLIO" on page 6 is deleted and replaced with the following:

The countries in which the Portfolio will invest are those comprising the Morgan Stanley Capital International EAFE Index (the "EAFE Index"), which includes Australia, Japan, New Zealand, most nations located in Western Europe and certain developed countries in Asia, such as Hong Kong and Singapore (each an "EAFE country," and collectively the "EAFE countries"). The Portfolio may invest up to 5% of its total assets in the securities of issuers domiciled in non-EAFE countries. Under normal circumstances, at least 65% of the total assets of the Portfolio will be invested in Equity Securities of issuers in at least three different EAFE countries.

                                --------------

As a result of changes to the descriptions of certain derivative instruments invested in by the Fund, the Prospectus is amended and supplemented as follows:

The section entitled "DERIVATIVES" on page 11 is deleted.
The section entitled "FUTURES" on pages 14-15 is deleted.
The section entitled "OPTIONS" on pages 18-19 is deleted.
The section entitled "STRUCTURED NOTES" on page 20 is deleted. The section entitled "SWAPS" on page 20 is deleted.

After the section entitled "ZERO COUPONS: PAY-IN-KIND OR DEFERRED PAYMENT SECURITIES" on pages 21-22, the following sections are inserted:

DERIVATIVES. The Portfolios are permitted to invest in various Derivatives for both hedging and non-hedging purposes. Derivatives include Options, Futures, Structured Notes, Caps, Floors, Collars and Swaps. Additionally, the Portfolios may invest in other Derivatives that are developed over time if their use would be consistent with the objectives of the Portfolios. Each Portfolio will limit its use of Derivatives to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding Derivatives. The Portfolios' investments in forward foreign currency contracts and Derivatives used for hedging purposes are not subject to the foregoing limits.

The Portfolios may use Derivatives under a number of different circumstances to further their investment objectives. The Portfolios may use Derivatives when doing so provides more liquidity than the direct purchase of the securities underlying such Derivatives. For example, a Portfolio may purchase Derivatives to quickly gain exposure to a market in response to changes in the Portfolio's asset allocation policy or upon the inflow of investable cash when the Derivative provides greater liquidity than the underlying securities market. A Portfolio may also use Derivatives when it is restricted from directly owning the underlying securities due to foreign investment restrictions or other reasons or when doing so provides a price advantage over purchasing the underlying securities directly, either because of lower transaction costs associated with the Derivatives transaction. Derivatives may also be used by a Portfolio for hedging purposes and under other circumstances in which a Portfolio's portfolio managers believe it advantageous to do so consistent with the Portfolio's investment objective. The Portfolios will not, however, use Derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by a particular Portfolio's investment policies, and then only in a manner consistent with such policies.

Some of the derivative instruments in which the Portfolios may invest and the risks related thereto are described in more detail below.

CAPS, FLOORS AND COLLARS. The Portfolios may invest in Caps, Floors and Collars, which are instruments analogous to Options. In particular, a Cap is the right to receive the excess of a reference rate over a given rate and is analogous to a put Option. A Floor is the right to receive the excess of a given rate over a reference rate and is analogous to a call Option. Finally, a Collar is an instrument that combines a Cap and a Floor. That is, the buyer of a Collar buys a Cap and writes a Floor, and the writer of a Collar writes a Cap and buys a Floor. The risks associated with Caps, Floors and Collars are similar to those associated with Options. In addition, Caps, Floors and Collars are subject to risk of default by the counterparty because they are privately negotiated instruments.

FUTURES. The Portfolios may purchase and sell futures contracts and options on futures contracts, including but not limited to securities index futures, foreign currency exchange futures, interest rate futures contracts and other financial futures (collectively, "Futures"). Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, instrument or basket thereof, at a specific future date and at a specified price. An option on a futures contract is a legal contract that gives the holder the right to buy or sell a specified amount of futures contracts at a fixed or determinable price upon the exercise of the option.

The Portfolios may sell securities index futures contracts and/or options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or purchase securities index futures in order to gain market exposure. Subject to applicable laws, the Portfolios may engage in transactions in securities index futures contracts (and options thereon) which are traded on a recognized securities or futures exchange, or may purchase or sell such instruments in the over-the-counter market. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by MSAM, and the extent to which those strategies are used, may depend on the development of such markets.

The Portfolios may engage in transactions involving foreign currency exchange futures contracts. Such contracts involve an obligation to purchase or sell a specific currency at a specified future date and at a specified price. The Portfolios may engage in such transactions to hedge their respective holdings and commitments against changes in the level of future currency rates or to adjust their exposure to a particular currency. For more information, see "Foreign Currency Transactions" above.

The Portfolios may engage in transactions in interest rate futures transactions. Interest rate futures contracts involve an obligation to purchase or sell a specific debt security, instrument or basket thereof at a specified future date at a specified price. The value of the contract rises and falls inversely with changes in interest rates. The Portfolios may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates.

Financial futures are futures contracts relating to financial instruments, such as U.S. Government securities, foreign currencies, and certificates of deposit. Such contracts involve an obligation to purchase or sell a specific security, instrument or basket thereof at a specified future date at a specified price. Like interest rate futures contracts, the value of financial futures contracts rises and falls inversely with changes in interest rates. The Portfolios may engage in financial futures contracts for hedging and non-hedging purposes.

Under rules adopted by the Commodity Futures Trading Commission, each Portfolio may enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-hedging activities.

Gains and losses on futures contracts and options thereon depend on MSAM's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of investments held by a Portfolio and the prices of futures and options relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position. The risk that a Portfolio will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid exchange or secondary market. The risk of loss in trading on futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing.

OPTIONS. The Portfolios may seek to increase their returns or may hedge their portfolio investments through Options transactions with respect to securities, instruments, indices or baskets thereof in which such Portfolios may invest, as well as with respect to foreign currency. Purchasing a put Option gives a Portfolio the right to sell a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the Option. Purchasing a call Option gives a Portfolio the right to purchase a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the Option.

Each Portfolio also may write (i.e., sell) put and call Options on investments held in its portfolio, as well as with respect to foreign currency. A Portfolio that has written an Option receives a premium, which increases the Portfolio's return on the underlying security or instrument in the event the Option expires unexercised or is closed out at a profit. However, by writing a call Option, a Portfolio will limit its opportunity to profit from an increase in the market value of the underlying security or instrument above the exercise price of the Option for as long as the Portfolio's obligation as writer of the Option continues. The Portfolios may only write Options that are "covered". A covered call Option means that so long as the Portfolio is obligated as the writer of the Option, it will earmark or segregate sufficient liquid assets to cover its obligations under the Option or own (i) the underlying security or instrument subject to the Option, (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the security or instrument subject to the Option, or (iii) a call Option on the same underlying security with a strike price no higher than the price at which the underlying instrument was sold pursuant to a short Option position.

By writing (or selling) a put Option, a Portfolio incurs an obligation to buy the security or instrument underlying the Option from the purchaser of the put at the Option's exercise price at any time during the Option period, at the purchaser's election. The Portfolios may also write Options that may be exercisable by the purchaser only on a specific date. A Portfolio that has written a put Option will earmark or segregate sufficient liquid assets to cover its obligations under the Option or will own a put Option on the same underlying security with an equal or higher strike price.

The Portfolios may engage in transactions in Options which are traded on recognized exchanges or over-the-counter. There currently are limited Options markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by MSAM and the extent to which those strategies are used will depend on the development of such Options markets. The primary risks associated with the use of Options are
(i) imperfect correlation between the change in market value of investments held, purchased or sold by a Portfolio and the prices of Options relating to such investments, and (ii) possible lack of a liquid secondary market for an Option.

STRUCTURED NOTES. Structured Notes are Derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Portfolios may use Structured Notes to tailor their investments to the specific risks and returns MSAM wishes to accept while avoiding or reducing certain other risks.

SWAPS. Swap Contracts ("Swaps") are Derivatives in the form of a contract or other similar instrument in which two parties agree to exchange the returns generated by a security, instrument, basket thereof or index for the returns generated by another security, instrument, basket thereof or index. The payment streams are calculated by reference to a specific security, index or instrument and an agreed upon notional amount. The relevant indices include but are not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency Swaps in which the Portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such Swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

A Portfolio will usually enter into Swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a Swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to a Swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities. A Portfolio will not enter into any Swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Fund's Board of Directors.

Interest rate and total rate of return Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return Swaps is limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to an interest rate or total rate of return Swap defaults, a Portfolio's risk of loss consists of the net amount of payments that a Portfolio is contractually entitled to receive. In contrast, currency Swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency.

Therefore, the entire principal value of a currency Swap may be subject to the risk that the other party to the Swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The Swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized Swap documentation. As a result, the Swaps market has become relatively liquid. Swaps that include Caps, Floors and Collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than "traditional" Swaps.

The use of Swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If MSAM is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolios would be less favorable than it would have been if this investment technique were not used.

                                --------------

Marianne L. Hay no longer serves as portfolio manager for the Emerging Markets Equity Portfolio. Madhav Dhar and Robert L. Meyer now share primary responsibility for managing the assets of the Emerging Markets Equity Portfolio. Accordingly, under the section "INVESTMENT MANAGEMENT," the discussion under "EMERGING MARKETS EQUITY PORTFOLIO" on page 23 is deleted and replaced with the following:

EMERGING MARKETS EQUITY PORTFOLIO--Madhav Dhar and Robert L. Meyer. Madhav Dhar joined the Adviser in 1984. He is a Managing Director of the Adviser and of Morgan Stanley. He is a member of the Adviser's executive committee, head of the Adviser's emerging markets group and chief investment officer of the Adviser's global emerging market equity portfolios. He holds a B.S. (honors) from St. Stephen's College, Delhi University India and an M.B.A. from Carnegie-Mellon University. Mr. Dhar has been primarily responsible for managing the Portfolio's assets since it commenced operations. Robert L. Meyer joined the Adviser in 1989. He is a Managing Director of the Adviser and of Morgan Stanley and co-manager of the Adviser's emerging markets group and head of the Adviser's Latin American Team. He was born in Argentina and graduated from Yale University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, he is also a Chartered Financial Analyst. Mr. Meyer has assisted Mr. Dhar in managing the Portfolio's assets since it commenced operations.

                                --------------

The discussion under "PERSONS CONTROLLING CERTAIN PORTFOLIOS" on page 28, is deleted and replaced with the following:

As of August 8, 1997, MSDWD owned more than 25% of the outstanding voting securities of the U.S. Real Estate, Global Equity, International Magnum and Asian Equity Portfolios. Also, as of that date, the New York Life and Annuity Corporation owned more than 25% of the Emerging Markets Equity Portfolio pursuant to variable annuity contracts and variable life insurance policies it has issued to the public.

As currently required under law, the New York Life and Annuity Corporation and other insurance companies vote their shares of the Portfolios in accordance with instructions received from their variable annuity contract and variable life insurance policy owners. MSDWD will vote the shares of each Portfolio that it owns in the same proportions as shares of the Portfolio are voted by the insurance companies. Accordingly, neither MSDWD nor the insurance companies are deemed to be in control of the Portfolios.

For more information, see "Control Persons and Principal Holders of Securities" in the SAI.

                                --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                      SUPPLEMENT DATED SEPTEMBER 12, 1997
                      TO THE PROSPECTUS DATED MAY 1, 1997

                             FIXED INCOME PORTFOLIO
                              HIGH YIELD PORTFOLIO
                            EQUITY GROWTH PORTFOLIO
                                VALUE PORTFOLIO
                            MID CAP VALUE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                         INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO
                             ASIAN EQUITY PORTFOLIO

                                 PORTFOLIOS OF

               MORGAN STANLEY UNIVERSAL FUNDS, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                                --------------

The Prospectus is being amended and supplemented to: (i) reflect changes to the parent of the Fund's investment advisers, administrators and distributor; (ii) provide unaudited financial highlights for the portfolios for periods ended June 30, 1997; (iii) reflect a change in investment policy with respect to the International Magnum Portfolio; (iv) reflect revised investment policies with respect to certain derivative instruments; (v) reflect the addition of a portfolio manager for the Mid Cap Value Fund and the change of a portfolio manager for the Emerging Markets Equity Portfolio; and (vi) update and revise certain information concerning principal holders of securities of the Fund. The Prospectus is amended and supplemented as follows:

                                --------------

On May 31, 1997, Morgan Stanley Group Inc. ("MSGI") and Dean Witter, Discover & Co. merged to form Morgan Stanley, Dean Witter, Discover & Co. Prior thereto, Morgan Stanley Group Inc. was the parent of Morgan Stanley Asset Management Inc. and Miller Anderson & Sherrerd, LLP (the "Advisers") and Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The Advisers and Morgan Stanley are now subsidiaries of Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD").

                                --------------

The following paragraph and tables are added after the first paragraph under the heading "Financial Highlights" on page 3 of the Prospectus:

The following tables provide financial highlights for the Fixed Income, High Yield, Equity Growth, Value, Mid Cap Value, Global Equity and International Magnum Portfolios for the period January 2, 1997 through June 30, 1997, for the Emerging Markets Equity Portfolio for the period January 1, 1997 through June 30, 1997, and for the Asian Equity Portfolio for the period March 3, 1997 through June 30, 1997, and are part of the Fund's unaudited financial statements which are included in the Fund's current Statement of Additional Information and in the Fund's Semi-Annual Report to Shareholders for the six months ended June 30, 1997.

                                               FIXED INCOME         HIGH YIELD
                                                 PORTFOLIO           PORTFOLIO
                                            ------------------- -------------------
                                                PERIOD FROM         PERIOD FROM
                                            JANUARY 2, 1997* TO JANUARY 2, 1997* TO
                                               JUNE 30, 1997       JUNE 30, 1997
SELECTED PER SHARE DATA AND RATIOS              (UNAUDITED)         (UNAUDITED)
----------------------------------          ------------------- -------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......       $10.00              $10.00
                                                  ------              ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income....................         0.25                0.35
  Net Realized and Unrealized Gain.........         0.10                0.23
                                                  ------              ------
    Total From Investment Operations.......         0.35                0.58
                                                  ------              ------
NET ASSET VALUE, END OF PERIOD.............       $10.35              $10.58
                                                  ======              ======
TOTAL RETURN...............................         3.50%               5.80%
                                                  ======              ======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)..........       $9,033              $9,282
Ratio of Expenses to Average Net Assets....         0.70%**             0.80%**
Ratio of Net Investment Income to Average
 Net Assets................................         5.27%**             7.41%**
Portfolio Turnover Rate....................          100%                 63%
Effect of Voluntary Expense
 Limitation During the Period:
  Per Share Benefit to Net Investment
   Income..................................       $ 0.04              $ 0.02
Ratios Before Expense Limitation:
  Expenses to Average Net Assets...........         1.59%**             1.30%**
  Net Investment Income to Average Net
   Assets..................................         4.38%**             6.91%**

-------
 *Commencement of operations
**Annualized

                                               EQUITY GROWTH       MID CAP VALUE
                                                 PORTFOLIO           PORTFOLIO
                                            ------------------- -------------------
                                                PERIOD FROM         PERIOD FROM
                                            JANUARY 2, 1997* TO JANUARY 2, 1997* TO
                                               JUNE 30, 1997       JUNE 30, 1997
SELECTED PER SHARE DATA AND RATIOS              (UNAUDITED)         (UNAUDITED)
----------------------------------          ------------------- -------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......       $ 10.00             $ 10.00
                                                  -------             -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income....................          0.03                0.02
  Net Realized and Unrealized Gain.........          1.50                1.89
                                                  -------             -------
    Total From Investment Operations.......          1.53                1.91
                                                  -------             -------
NET ASSET VALUE, END OF PERIOD.............       $ 11.53             $ 11.91
                                                  =======             =======
TOTAL RETURN...............................         15.30%              19.10%
                                                  =======             =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)..........       $ 3,959             $ 4,922
Ratio of Expenses to Average Net Assets....          0.85%**             1.05%**
Ratio of Net Investment Income to Average
 Net Assets................................          0.60%**             0.43%**
Portfolio Turnover Rate....................            95%                 76%
Average Commission Rate Per Share..........       $0.0510             $0.0429
Effect of Voluntary Expense
 Limitation During the Period:
  Per Share Benefit to Net Investment
   Income (Loss)...........................       $  0.85             $  0.06
Ratios Before Expense Limitation:
  Expenses to Average Net Assets...........          5.55%**             2.45%**
  Net Investment Loss to Average Net
   Assets..................................         (4.11)%**           (0.97)%**

-------
 *Commencement of operations
**Annualized

                                           VALUE
                                         PORTFOLIO
                                    -------------------
                                        PERIOD FROM
                                    JANUARY 2, 1997* TO
                                       JUNE 30, 1997
SELECTED PER SHARE DATA AND RATIOS      (UNAUDITED)
----------------------------------  -------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD..................              $ 10.00
                                          -------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income.....                 0.07
  Net Realized and
   Unrealized Gain..........                 1.48
                                          -------
    Total From Investment
     Operations.............                 1.55
                                          -------
NET ASSET VALUE, END OF
 PERIOD.....................              $ 11.55
                                          =======
TOTAL RETURN................                15.50%
                                          =======
RATIOS AND SUPPLEMENTAL
 DATA:
Net Assets, End of Period
 (000's)....................              $ 5,264
Ratio of Expenses to Average
 Net Assets.................                 0.85%**
Ratio of Net Investment
 Income to Average Net
 Assets.....................                 1.82%**
Portfolio Turnover Rate.....                   22%
Average Commission Rate Per
 Share......................              $0.0585
Effect of Voluntary Expense
 Limitation During the
 Period:
  Per Share Benefit to Net
   Investment Income........              $  0.06
Ratios Before Expense
 Limitation:
  Expenses to Average Net
   Assets...................                 2.35%**
  Net Investment Income to
   Average Net Assets.......                 0.32%**

-------
 *Commencement of operations
**Annualized

                                                                   INTERNATIONAL
                                               GLOBAL EQUITY          MAGNUM
                                                 PORTFOLIO           PORTFOLIO
                                            ------------------- -------------------
                                                PERIOD FROM         PERIOD FROM
                                            JANUARY 2, 1997* TO JANUARY 2, 1997* TO
                                               JUNE 30, 1997       JUNE 30, 1997
SELECTED PER SHARE DATA AND RATIOS              (UNAUDITED)         (UNAUDITED)
----------------------------------          ------------------- -------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......       $ 10.00             $ 10.00
                                                  -------             -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income....................          0.08                0.09
  Net Realized and Unrealized Gain.........          1.41                1.58
                                                  -------             -------
    Total From Investment Operations.......          1.49                1.67
                                                  -------             -------
NET ASSET VALUE, END OF PERIOD.............       $ 11.49             $ 11.67
                                                  =======             =======
TOTAL RETURN...............................         14.90%              16.70%
                                                  =======             =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)..........       $ 7,326             $14,643
Ratio of Expenses to Average Net Assets....          1.15%**             1.15%**
Ratio of Net Investment Income to Average
 Net Assets................................          1.81%**             1.96%**
Portfolio Turnover Rate....................             3%                 19%
Average Commission Rate:
  Per Share................................       $0.0225             $0.0170
  As a Percentage of Trade Amount..........          0.17%               0.17%
Effect of Voluntary Expense
 Limitation During the Period:
  Per Share Benefit to Net Investment
   Income..................................       $  0.06             $  0.05
Ratios Before Expense Limitation:
  Expenses to Average Net Assets...........          2.46%**             2.38%**
  Net Investment Income to Average Net
   Assets..................................          0.50%**             0.73%**

-------
 *Commencement of operations
**Annualized

                                                                    EMERGING MARKETS
                                                                    EQUITY PORTFOLIO
                                                                    ----------------
                                                                    SIX MONTHS ENDED
                                                                     JUNE 30, 1997
SELECTED PER SHARE DATA AND RATIOS                                    (UNAUDITED)
----------------------------------                                  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD...............................     $  9.78
                                                                        -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............................................        0.05
  Net Realized and Unrealized Gain (Loss)..........................        2.20
                                                                        -------
    Total From Investment Operations...............................        2.25
                                                                        -------
DISTRIBUTIONS
Net Investment Income..............................................         --
                                                                        -------
Total Distributions................................................         --
                                                                        -------
NET ASSET VALUE, END OF PERIOD.....................................     $ 12.03
                                                                        =======
TOTAL RETURN.......................................................       23.01%
                                                                        =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)..................................     $20,308
Ratio of Expenses to Average Net Assets............................        1.75%**
Ratio of Net Investment Income to Average Net Assets...............        1.03%**
Portfolio Turnover Rate............................................          38%
Average Commission Rate:
  Per Share........................................................     $0.0012
  As a Percentage of Trade Amount..................................        0.40%
Effect of Voluntary Expense
 Limitation During the Period:
  Per Share Benefit to Net Investment Income (Loss)................     $  0.12
Ratios Before Expense Limitation:
  Expenses to Average Net Assets...................................        4.49%**
  Net Investment Loss to Average Net Assets........................       (1.67)%**

-------
 *Commencement of operations
**Annualized

                                                                     ASIAN EQUITY
                                                                       PORTFOLIO
                                                                   -----------------
                                                                      PERIOD FROM
                                                                   MARCH 3, 1997* TO
                                                                     JUNE 30, 1997
SELECTED PER SHARE DATA AND RATIOS                                    (UNAUDITED)
----------------------------------                                 -----------------
NET ASSET VALUE, BEGINNING OF PERIOD..............................      $ 10.00
                                                                        -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................................         0.03
  Net Realized and Unrealized Gain................................         0.63
                                                                        -------
    Total From Investment Operations..............................         0.66
                                                                        -------
NET ASSET VALUE, END OF PERIOD....................................      $ 10.66
                                                                        =======
TOTAL RETURN......................................................         6.60%
                                                                        =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's).................................      $10,946
Ratio of Expenses to Average Net Assets...........................         1.20%**
Ratio of Net Investment Income to Average Net Assets..............         1.06%**
Portfolio Turnover Rate...........................................           49%
Average Commission Rate:
  Per Share.......................................................      $0.0170
  As a Percentage of Trade Amount.................................         0.56%
Effect of Voluntary Expense
 Limitation During the Period:
  Per Share Benefit to Net Investment Loss........................      $  0.04
Ratios Before Expense Limitation:
  Expenses to Average Net Assets..................................         2.55%**
  Net Investment Loss to Average Net Assets.......................        (0.22)%**

-------
 *Commencement of operations
**Annualized

                                --------------
Under the heading "THE PORTFOLIOS' INVESTMENTS," the second paragraph under "INTERNATIONAL MAGNUM PORTFOLIO" on page 8 is deleted and replaced with the following:

The countries in which the Portfolio will invest are those comprising the Morgan Stanley Capital International EAFE Index (the "EAFE Index"), which includes Australia, Japan, New Zealand, most nations located in Western Europe and certain developed countries in Asia, such as Hong Kong and Singapore (each an "EAFE country," and collectively the "EAFE countries"). The Portfolio may invest up to 5% of its total assets in the securities of issuers domiciled in non-EAFE countries. Under normal circumstances, at least 65% of the total assets of the Portfolio will be invested in Equity Securities of issuers in at least three different EAFE countries.

                                --------------

As a result of changes to the descriptions of certain derivative instruments invested in by the Fund, the Prospectus is amended and supplemented as follows:

The section entitled "DERIVATIVES" on pages 14-15 is deleted.
The section entitled "FUTURES" on pages 17-18 is deleted.
The section entitled "OPTIONS" on page 22 is deleted.
The section entitled "STRUCTURED NOTES" on page 24 is deleted.
The section entitled "SWAPS" on page 24 is deleted.

After the section entitled "ZERO COUPONS: PAY-IN-KIND OR DEFERRED PAYMENT SECURITIES" on page 25, the following sections are inserted:

DERIVATIVES. The Portfolios are permitted to invest in various Derivatives for both hedging and non-hedging purposes. Derivatives include Options, Futures, Structured Notes, Caps, Floors, Collars and Swaps. Additionally, the Portfolios may invest in other Derivatives that are developed over time if their use would be consistent with the objectives of the Portfolios. Each of the Equity Growth, Global Equity, International Magnum, Emerging Markets Equity and Asian Equity Portfolios will limit its use of Derivatives to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding Derivatives. The Fixed Income, High Yield, Value and Mid Cap Value Portfolios will not enter into Futures to the extent that each Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to Options, would exceed 50% of its total assets. The Portfolios' investments in forward foreign currency contracts and Derivatives used for hedging purposes are not subject to the foregoing limits.

The Portfolios may use Derivatives under a number of different circumstances to further their investment objectives. The Portfolios may use Derivatives when doing so provides more liquidity than the direct purchase of the securities underlying such Derivatives. For example, a Portfolio may purchase Derivatives to quickly gain exposure to a market in response to changes in the Portfolio's asset allocation policy or upon the inflow of investable cash when the Derivative provides greater liquidity than the underlying securities market. A Portfolio may also use Derivatives when it is restricted from directly owning the underlying securities due to foreign investment restrictions or other reasons or when doing so provides a price advantage over purchasing the underlying securities directly, either because of lower transaction costs associated with the Derivatives transaction. Derivatives may also be used by a Portfolio for hedging purposes and under other circumstances in which a Portfolio's portfolio managers believe it advantageous to do so consistent with the Portfolio's investment objective. The Portfolios will not, however, use Derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by a particular Portfolio's investment policies, and then only in a manner consistent with such policies.

Some of the derivative instruments in which the Portfolios may invest and the risks related thereto are described in more detail below.

CAPS, FLOORS AND COLLARS. The Portfolios may invest in Caps, Floors and Collars, which are instruments analogous to Options. In particular, a Cap is the right to receive the excess of a reference rate over a given rate and is analogous to a put Option. A Floor is the right to receive the excess of a given rate over a reference rate and is analogous to a call Option. Finally, a Collar is an instrument that combines a Cap and a Floor. That is, the buyer of a Collar buys a Cap and writes a Floor, and the writer of a Collar writes a Cap and buys a Floor. The risks associated with Caps, Floors and Collars are similar to those associated with Options. In addition, Caps, Floors and Collars are subject to risk of default by the counterparty because they are privately negotiated instruments.

FUTURES. The Portfolios may purchase and sell futures contracts and options on futures contracts, including but not limited to securities index futures, foreign currency exchange futures, interest rate futures contracts and other financial futures (collectively, "Futures"). Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, instrument or basket thereof, at a specific future date and at a specified price. An option on a futures contract is a legal contract that gives the holder the right to buy or sell a specified amount of futures contracts at a fixed or determinable price upon the exercise of the option.

The Portfolios may sell securities index futures contracts and/or options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or purchase securities index futures in order to gain market exposure. Subject to applicable laws, the Portfolios may engage in transactions in securities index futures contracts (and options thereon) which are traded on a recognized securities or futures exchange, or may purchase or sell such instruments in the over-the-counter market. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, may depend on the development of such markets.

The Portfolios may engage in transactions involving foreign currency exchange futures contracts. Such contracts involve an obligation to purchase or sell a specific currency at a specified future date and at a specified price. The Portfolios may engage in such transactions to hedge their respective holdings and commitments against changes in the level of future currency rates or to adjust their exposure to a particular currency. For more information, see "Foreign Currency Transactions" above.

The Portfolios may engage in transactions in interest rate futures transactions. Interest rate futures contracts involve an obligation to purchase or sell a specific debt security, instrument or basket thereof at a specified future date at a specified price. The value of the contract rises and falls inversely with changes in interest rates. The Portfolios may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates.

Financial futures are futures contracts relating to financial instruments, such as U.S. Government securities, foreign currencies, and certificates of deposit. Such contracts involve an obligation to purchase or sell a specific security, instrument or basket thereof at a specified future date at a specified price. Like interest rate futures contracts, the value of financial futures contracts rises and falls inversely with changes in interest rates. The Portfolios may engage in financial futures contracts for hedging and non-hedging purposes.

Under rules adopted by the Commodity Futures Trading Commission, each Portfolio may enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-hedging activities.

Gains and losses on futures contracts and options thereon depend on the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of investments held by a Portfolio and the prices of futures and options relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position. The risk that a Portfolio will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid exchange or secondary market. The risk of loss in trading on futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing.

OPTIONS. The Portfolios may seek to increase their returns or may hedge their portfolio investments through Options transactions with respect to securities, instruments, indices or baskets thereof in which such Portfolios may invest, as well as with respect to foreign currency. Purchasing a put Option gives a Portfolio the right to sell a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the Option. Purchasing a call Option gives a Portfolio the right to purchase a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the Option.

Each Portfolio also may write (i.e., sell) put and call Options on investments held in its portfolio, as well as with respect to foreign currency. A Portfolio that has written an Option receives a premium, which increases the Portfolio's return on the underlying security or instrument in the event the Option expires unexercised or is closed out at a profit. However, by writing a call Option, a Portfolio will limit its opportunity to profit from an increase in the market value of the underlying security or instrument above the exercise price of the Option for as long as the Portfolio's obligation as writer of the Option continues. The Portfolios may only write Options that are "covered". A covered call Option means that so long as the Portfolio is obligated as the writer of the Option, it will earmark or segregate sufficient liquid assets to cover its obligations under the Option or own (i) the underlying security or instrument subject to the Option, (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the security or instrument subject to the Option, or (iii) a call Option on the same underlying security with a strike price no higher than the price at which the underlying instrument was sold pursuant to a short Option position.

By writing (or selling) a put Option, a Portfolio incurs an obligation to buy the security or instrument underlying the Option from the purchaser of the put at the Option's exercise price at any time during the Option period, at the purchaser's election. The Portfolios may also write Options that may be exercisable by the purchaser only on a specific date. A Portfolio that has written a put Option will earmark or segregate sufficient liquid assets to cover its obligations under the Option or will own a put Option on the same underlying security with an equal or higher strike price.

The Portfolios may engage in transactions in Options which are traded on recognized exchanges or over-the-counter. There currently are limited Options markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of such Options markets. The primary risks associated with the use of Options are
(i) imperfect correlation between the change in market value of investments held, purchased or sold by a Portfolio and the prices of Options relating to such investments, and (ii) possible lack of a liquid secondary market for an Option.

STRUCTURED NOTES. Structured Notes are Derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Portfolios may use Structured Notes to tailor their investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

SWAPS. Swap Contracts ("Swaps") are Derivatives in the form of a contract or other similar instrument in which two parties agree to exchange the returns generated by a security, instrument, basket thereof or index for the returns generated by another security, instrument, basket thereof or index. The payment streams are calculated by reference to a specific security, index or instrument and an agreed upon notional amount. The relevant indices include but are not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency Swaps in which the Portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such Swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

A Portfolio will usually enter into Swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a Swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to a Swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities. A Portfolio will not enter into any Swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Fund's Board of Directors.

Interest rate and total rate of return Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return Swaps is limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to an interest rate or total rate of return Swap defaults, a Portfolio's risk of loss consists of the net amount of payments that a Portfolio is contractually entitled to receive. In contrast, currency Swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency Swap may be subject to the risk that the other party to the Swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The Swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized Swap documentation. As a result, the Swaps market has become relatively liquid. Swaps that include Caps, Floors and Collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than "traditional" Swaps.

The use of Swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolios would be less favorable than it would have been if this investment technique were not used.

                                --------------

Bradley S. Daniels has been added as a portfolio manager for the Mid Cap Value Portfolio. William B. Gerlach, Gary G. Schlarbaum and Bradley S. Daniels now share primary responsibility for managing the assets of the Mid Cap Value Portfolio. Accordingly, under the section "INVESTMENT MANAGEMENT," the discussion under "MID CAP VALUE PORTFOLIO" on page 27 is deleted and replaced with the following:

MID CAP VALUE PORTFOLIO--William B. Gerlach, Gary G. Schlarbaum and Bradley S. Daniels. William B. Gerlach, a Vice President of Morgan Stanley, joined MAS in 1991. He served as a Programmer in Applications Software Development at Alphametrics Corporation from 1987 through 1991 and as a Data Analyst and Inflation Economist at Wharton Econometric Forecasting Associates from 1984 through 1987. He holds a B.A. in Economics from Haverford College. Gary G. Schlarbaum, a Managing Director of Morgan Stanley, joined MAS in 1987. He assumed responsibility for the MAS Funds' Equity and Small Cap Value Portfolios in 1987, the MAS Funds' Balanced Portfolio in 1992 and the MAS Funds' Multi-Asset-Class and Mid Cap Value Portfolios in 1994. Mr. Schlarbaum holds a B.A. from Coe College and a Ph.D. from University of Pennsylvania. Bradley S. Daniels, a Vice President of Morgan Stanley, joined MAS in 1985. He assumed responsibility for the MAS Funds' Small Cap Value Portfolio in 1986 and the MAS Funds' Mid Cap Value Portfolio in 1994. Messrs. Gerlach, Schlarbaum and Daniels have had primary responsibility for managing the Portfolio's assets since inception.

                                --------------

Marianne L. Hay no longer serves as portfolio manager for the Emerging Markets Equity Portfolio. Madhav Dhar and Robert L. Meyer now share primary responsibility for managing the assets of the Emerging Markets Equity Portfolio. Accordingly , under the section "INVESTMENT MANAGEMENT," the discussion under "EMERGING MARKETS EQUITY PORTFOLIO" on page 27 is deleted and replaced with the following:

EMERGING MARKETS EQUITY PORTFOLIO--Madhav Dhar and Robert L. Meyer. Madhav Dhar joined the Adviser in 1984. He is a Managing Director of the Adviser and of Morgan Stanley. He is a member of the Adviser's executive committee, head of the Adviser's emerging markets group and chief investment officer of the Adviser's global emerging market equity portfolios. He holds a B.S. (honors) from St. Stephen's College, Delhi University India and an M.B.A. from Carnegie-Mellon University. Mr. Dhar has been primarily responsible for managing the Portfolio's assets since it commenced operations. Robert L. Meyer joined the Adviser in 1989. He is a Managing Director of the Adviser and of Morgan Stanley and co-manager of the Adviser's emerging markets group and head of the Adviser's Latin American team. He was born in Argentina and graduated from Yale University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, he is also a Chartered Financial Analyst. Mr. Meyer has assisted Mr. Dhar in managing the Portfolio's assets since it commenced operations.

                                --------------

The discussion under "PERSONS CONTROLLING CERTAIN PORTFOLIOS" on page 32, is deleted and replaced with the following:

As of August 8, 1997, MSDWD owned more than 25% of the outstanding voting securities of the Fixed Income, High Yield, Equity Growth, Value, Mid Cap Value, Global Equity,

International Magnum and Asian Equity Portfolios. Also, as of that date, the New York Life and Annuity Corporation owned more than 25% of the Emerging Markets Equity Portfolio and American General Life Insurance Company owned more than 25% of the Mid Cap Value, Value and Equity Growth Portfolios pursuant to variable annuity contracts and variable life insurance policies it has issued to the public.

As currently required under law, the New York Life and Annuity Corporation, American General Life Insurance Company and other insurance companies vote their shares of the Portfolios in accordance with instructions received from their variable annuity contract and variable life insurance policy owners. MSDWD will vote the shares of each Portfolio that it owns in the same proportions as shares of the Portfolio are voted by the insurance companies. Accordingly, neither MSDWD nor the insurance companies are deemed to be in control of the Portfolios.

For more information, see "Control Persons and Principal Holders of Securities" in the SAI.

                                --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                      SUPPLEMENT DATED SEPTEMBER 12, 1997
                      TO THE PROSPECTUS DATED MAY 1, 1997

                       EMERGING MARKETS EQUITY PORTFOLIO

                                 A PORTFOLIO OF

               MORGAN STANLEY UNIVERSAL FUNDS, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                                --------------

The Prospectus is being amended and supplemented to: (i) reflect changes to the parent of the Fund's investment adviser, administrator and distributor; (ii) provide unaudited financial highlights for the period ended June 30, 1997;
(iii) reflect revised investment policies with respect to certain derivative instruments; (iv) reflect a change in portfolio manager for the Emerging Markets Equity Portfolio; and (v) update and revise certain information regarding principal holders of securities of the Fund. The Prospectus is amended and supplemented as follows:

                                --------------

On May 31, 1997, Morgan Stanley Group Inc. ("MSGI") and Dean Witter, Discover & Co. merged to form Morgan Stanley, Dean Witter, Discover & Co. Prior thereto, Morgan Stanley Group Inc. was the direct parent of Morgan Stanley Asset Management Inc. (the "Adviser") and Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The Adviser and Morgan Stanley are now subsidiaries of Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD").

                                --------------

The following paragraph and table are added after the first paragraph under the heading "Financial Highlights" on page 3 of the Prospectus:

The following table provides financial highlights for the Emerging Markets Equity Portfolio for the period January 1, 1997 through June 30, 1997, and are part of the Fund's unaudited financial statements which are included in the Fund's current Statement of Additional Information and in the Fund's Semi-Annual Report to Shareholders for the six months ended June 30, 1997.

                                                                    EMERGING MARKETS
                                                                    EQUITY PORTFOLIO
                                                                    ----------------
                                                                    SIX MONTHS ENDED
                                                                     JUNE 30, 1997
SELECTED PER SHARE DATA AND RATIOS                                    (UNAUDITED)
----------------------------------                                  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD...............................     $  9.78
                                                                        -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............................................        0.05
  Net Realized and Unrealized Gain (Loss)..........................        2.20
                                                                        -------
    Total From Investment Operations...............................        2.25
                                                                        -------
DISTRIBUTIONS
  Net Investment Income............................................         --
                                                                        -------
    Total Distributions............................................         --
                                                                        -------
NET ASSET VALUE, END OF PERIOD.....................................     $ 12.03
                                                                        =======
TOTAL RETURN.......................................................       23.01%
                                                                        =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)..................................     $20,308
Ratio of Expenses to Average Net Assets............................        1.75%**
Ratio of Net Investment Income to Average Net Assets...............        1.03%**
Portfolio Turnover Rate............................................          38%
Average Commission Rate:
  Per Share........................................................     $0.0012
  As a Percentage of Trade Amount..................................        0.40%
Effect of Voluntary Expense
 Limitation During the Period:
  Per Share Benefit to Net Investment Income (Loss)................     $  0.12
Ratios Before Expense Limitation:
  Expenses to Average Net Assets...................................        4.49%**
  Net Investment Loss to Average Net Assets........................       (1.67)%**

-------
 *Commencement of operations
**Annualized

                                --------------

As a result of changes to the descriptions of certain derivative instruments invested in by the Fund, the Prospectus is amended and supplemented as follows:

The section entitled "DERIVATIVES" on page 7 is deleted.
The section entitled "FUTURES" on pages 9-10 is deleted.
The section entitled "OPTIONS" on page 14 is deleted.
The section entitled "STRUCTURED NOTES" on pages 15-16 is deleted. The section entitled "SWAPS" on page 16 is deleted.

After the section entitled "ZERO COUPONS, PAY-IN-KIND SECURITIES OR DEFERRED PAYMENT SECURITIES" on page 17, the following sections are inserted:

DERIVATIVES. The Portfolio is permitted to invest in various Derivatives for both hedging and non-hedging purposes. Derivatives include Options, Futures, Structured Notes, Caps, Floors, Collars and Swaps. Additionally, the Portfolio may invest in other Derivatives that are developed over time if their use would be consistent with the objectives of the Portfolio. The Portfolio will limit its use of Derivatives to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding Derivatives. The Portfolio's investments in forward foreign currency contracts and Derivatives used for hedging purposes are not subject to the foregoing limits.

The Portfolio may use Derivatives under a number of different circumstances to further its investment objectives. The Portfolio may use Derivatives when doing so provides more liquidity than the direct purchase of the securities underlying such Derivatives. For example, the Portfolio may purchase Derivatives to quickly gain exposure to a market in response to changes in the Portfolio's asset allocation policy or upon the inflow of investable cash when the Derivative provides greater liquidity than the underlying securities market. The Portfolio may also use Derivatives when it is restricted from directly owning the underlying securities due to foreign investment restrictions or other reasons or when doing so provides a price advantage over purchasing the underlying securities directly, either because of lower transaction costs associated with the Derivatives transaction. Derivatives may also be used by the Portfolio for hedging purposes and under other circumstances in which the Portfolio's portfolio managers believe it advantageous to do so consistent with the Portfolio's investment objective. The Portfolio will not, however, use Derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by the Portfolio's investment policies, and then only in a manner consistent with such policies.

Some of the Derivatives in which the Portfolio may invest and the risks related thereto are described in more detail below.

CAPS, FLOORS AND COLLARS. The Portfolio may invest in Caps, Floors and Collars, which are instruments analogous to Options. In particular, a Cap is the right to receive the excess of a reference rate over a given rate and is analogous to a put Option. A floor is the right to receive the excess of a given rate over a reference rate and is analogous to a call Option. Finally, a Collar is an instrument that combines a Cap and a Floor. That is, the buyer of a Collar buys a Cap and writes a Floor, and the writer of a Collar writes a Cap and buys a Floor. The risks associated with Caps, Floors and Collars are similar to those associated with Options. In addition, Caps, Floors and Collars are subject to risk of default by the counterparty because they are privately negotiated instruments.

FUTURES. The Portfolio may purchase and sell futures contracts and options on futures contracts, including but not limited to securities index futures, foreign currency exchange futures, interest rate futures contracts and other financial futures (collectively, "Futures"). Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, instrument or basket thereof, at a specific future date and at a specified price. An option on a futures contract is a legal contract that gives the holder the right to buy or sell a specified amount of futures contracts at a fixed or determinable price upon the exercise of the option.

The Portfolio may sell securities index futures contracts and/or options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or purchase securities index futures in order to gain market exposure. Subject to applicable laws, the Portfolio may engage in transactions in securities index futures contracts (and options thereon) which are traded on a recognized securities or futures exchange, or may purchase or sell such instruments in the over-the-counter market. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by MSAM, and the extent to which those strategies are used, may depend on the development of such markets.

The Portfolio may engage in transactions involving foreign currency exchange futures contracts. Such contracts involve an obligation to purchase or sell a specific currency at a specified future date and at a specified price. The Portfolio may engage in such transactions to hedge their respective holdings and commitments against changes in the level of future currency rates or to adjust their exposure to a particular currency. For more information, see "Foreign Currency Transactions" above.

The Portfolio may engage in transactions in interest rate futures transactions. Interest rate futures contracts involve an obligation to purchase or sell a specific debt security, instrument or basket thereof at a specified future date at a specified price. The value of the contract rises and falls inversely with changes in interest rates. The Portfolio may engage in such transactions to hedge its holdings of debt instruments against future changes in interest rates.

Financial futures are futures contracts relating to financial instruments, such as U.S. Government securities, foreign currencies, and certificates of deposit. Such contracts involve an obligation to purchase or sell a specific security, instrument or basket thereof at a specified future date at a specified price. Like interest rate futures contracts, the value of financial futures contracts rises and falls inversely with changes in interest rates. The Portfolio may engage in financial futures contracts for hedging and non-hedging purposes.

Under rules adopted by the Commodity Futures Trading Commission, each Fund may enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of the Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-hedging activities.

Gains and losses on futures contracts and options thereon depend on MSAM's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of investments held by the Portfolio and the prices of futures and options relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position. The risk that the Portfolio will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid exchange or secondary market. The risk of loss in trading on futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing.

OPTIONS. The Portfolio may seek to increase its returns or may hedge its portfolio investments through Options transactions with respect to securities, instruments, indices or baskets thereof in which such Portfolio may invest, as well as with respect to foreign currency. Purchasing a put Option gives the Portfolio the right to sell a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the option. Purchasing a call Option gives a Portfolio the right to purchase a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the Option.

The Portfolio also may write (i.e., sell) put and call Options on investments held in its portfolio, as well as with respect to foreign currency. When the Portfolio has written an Option, it receives a premium which increases the Portfolio's return on the underlying security or instrument in the event the Option expires unexercised or is closed out at a profit. However, by writing a call Option, the Portfolio will limit its opportunity to profit from an increase in the market value of the underlying security or instrument above the exercise price of the Option for as long as the Portfolio's obligation as writer of the Option continues. The Portfolio may only write Options that are "covered". A covered call Option means that so long as the Portfolio is obligated as the writer of the Option, it will earmark or segregate sufficient liquid assets to cover its obligations under the Option or own (i) the underlying security or instrument subject to the Option, (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the security or instrument subject to the Option, or (iii) a call Option on the same underlying security with a strike price no higher than the price at which the underlying instrument was sold pursuant to a short Option position.

By writing (or selling) a put Option, the Portfolio incurs an obligation to buy the security or instrument underlying the Option from the purchaser of the put at the Option's exercise price at any time during the Option period, at the purchaser's election. The Portfolio may also write Options that may be exercisable by the purchaser only on a specific date. When the Portfolio has written a put Option, it will earmark or segregate sufficient liquid assets to cover its obligations under the Option or will own a put Option on the same underlying security with an equal or higher strike price.

The Portfolio may engage in transactions in Options which are traded on recognized exchanges or over-the-counter. There currently are limited Options markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by MSAM and the extent to which those strategies are used will depend on the development of such Options markets. The primary risks associated with the use of Options are
(i) imperfect correlation between the change in market value of investments held, purchased or sold by the Portfolio and the prices of Options relating to such investments, and (ii) possible lack of a liquid secondary market for an Option.

STRUCTURED NOTES. Structured Notes are Derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Portfolio may use Structured Notes to tailor its investments to the specific risks and returns MSAM wishes to accept while avoiding or reducing certain other risks.

SWAPS. Swap contracts ("Swaps") are Derivatives in the form of a contract or other similar instrument in which two parties agree to exchange the returns generated by a security, instrument, basket thereof or index for the returns generated by another security, instrument, basket thereof or index. The payment streams are calculated by reference to a specific security, index or instrument and an agreed upon notional amount. The relevant indices include but are not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, the Portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency Swaps in which the Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such Swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

The Portfolio will usually enter into Swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. The Portfolio's obligations under a Swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to a Swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities. The Portfolio will not enter into any Swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Fund's Board of Directors.

Interest rate and total rate of return Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return Swaps is limited to the net amount of payments that a portfolio is contractually obligated to make. If the other party to an interest rate or total rate of return Swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive. In contrast, currency Swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency Swap may be subject to the risk that the other party to the Swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The Swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized Swap documentation. As a result, the Swaps market has become relatively liquid. Swaps that include Caps, Floors and Collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than "traditional" Swaps.

The use of Swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If MSAM is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

                                --------------

Marianne L. Hay no longer serves as portfolio manager for the Emerging Markets Equity Portfolio. Madhav Dhar and Robert L. Meyer now share primary responsibility for managing the assets of the Emerging Markets Equity Portfolio. Accordingly, under the section "INVESTMENT MANAGEMENT," the discussion under "PORTFOLIO MANAGERS" on page 18 is deleted and replaced with the following:

Madhav Dhar and Robert L. Meyer. Madhav Dhar joined the Adviser in 1984. He is a Managing Director of the Adviser and of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). He is a member of the Adviser's executive committee, head of the Adviser's emerging markets group and chief investment officer of the Adviser's global emerging market equity portfolios. He holds a B.S. (honors) from St. Stephen's College, Delhi University India and an M.B.A. from Carnegie-Mellon University. Mr. Dhar has been primarily responsible for managing the Portfolio's assets since it commenced operations. Robert L. Meyer joined the Adviser in 1989. He is a Managing Director of the Adviser and of Morgan Stanley and co-manager of the Adviser's emerging markets group and head of the Adviser's Latin American team. He was born in Argentina and graduated from Yale University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, he is also a Chartered Financial Analyst. Mr. Meyer has assisted Mr. Dhar in managing the Portfolio's assets since it commenced operations.

                                --------------

The discussion under "PERSONS CONTROLLING THE PORTFOLIO" on pages 20-21, is deleted and replaced with the following:

As of August 8, 1997, the New York Life and Annuity Corporation owned more than 25% of the Portfolio pursuant to variable annuity contracts and variable life insurance policies it has issued to the public.

As currently required under law, the New York Life and Annuity Corporation and other insurance companies vote their shares of the Portfolios in accordance with instructions received from their variable annuity contract and variable life insurance policy owners. MSDWD will vote the shares of the Portfolio that it owns in the same proportions as shares of the Portfolio are voted by the insurance companies. Accordingly, neither MSDWD, nor the insurance companies are deemed to be in control of the Portfolios.

For more information, see "Control Persons and Principal Holders of Securities" in the SAI.

                                --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                      SUPPLEMENT DATED SEPTEMBER 12, 1997
                      TO THE PROSPECTUS DATED MAY 1, 1997

                             FIXED INCOME PORTFOLIO
                                VALUE PORTFOLIO
                            MID CAP VALUE PORTFOLIO
                           U.S. REAL ESTATE PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                                 PORTFOLIOS OF

               MORGAN STANLEY UNIVERSAL FUNDS, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                                --------------
The Prospectus is being amended and supplemented to: (i) reflect changes to the parent of the Fund's investment advisers, administrators and distributor; (ii) provide unaudited financial highlights for the portfolios for periods ended June 30, 1997; (iii) reflect revised investment policies with respect to certain derivative instruments; (iv) reflect the addition of a portfolio manager for the Mid Cap Value Fund and a change in portfolio manager for the Emerging Markets Equity Portfolio; and (v) update and revise certain information concerning principal holders of securities of the Fund. The Prospectus is amended and supplemented as follows:

                                --------------

On May 31, 1997, Morgan Stanley Group Inc. ("MSGI") and Dean Witter, Discover & Co. merged to form Morgan Stanley, Dean Witter, Discover & Co. Prior thereto, Morgan Stanley Group Inc. was the parent of Morgan Stanley Asset Management Inc. and Miller Anderson & Sherrerd, LLP (the "Advisers") and Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The Advisers and Morgan Stanley are now subsidiaries of Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD").

                                --------------

The following paragraph and tables are added after the first paragraph under the heading "Financial Highlights" on page 3 of the Prospectus.

The following tables provide financial highlights for the U.S. Real Estate Portfolio for the period March 3, 1997 through June 30, 1997, for the Value, Fixed Income and Mid Cap Value Portfolios for the period January 2, 1997 through June 30, 1997, and for the Emerging Markets Equity Portfolio for the period January 1, 1997 through June 30, 1997, and are part of the Fund's unaudited financial statements which are included in the Fund's current Statement of Additional Information and in the Fund's Semi-Annual Report to Shareholders for the six months ended June 30, 1997.

                                                U.S. REAL
                                             ESTATE PORTFOLIO    VALUE PORTFOLIO
                                            ------------------ --------------------
                                               PERIOD FROM         PERIOD FROM
                                            MARCH 3,  1997* TO JANUARY 2,  1997* TO
                                              JUNE 30, 1997       JUNE 30, 1997
SELECTED PER SHARE DATA AND RATIOS             (UNAUDITED)         (UNAUDITED)
----------------------------------          ------------------ --------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......      $ 10.00             $ 10.00
                                                 -------             -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income....................         0.10                0.07
  Net Realized and Unrealized Gain.........         0.27                1.48
                                                 -------             -------
    Total From Investment Operations.......         0.37                1.55
                                                 -------             -------
NET ASSET VALUE, END OF PERIOD.............      $ 10.37             $ 11.55
                                                 =======             =======
TOTAL RETURN...............................         3.70%              15.50%
                                                 =======             =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)..........      $ 6,025             $ 5,264
Ratio of Expenses to Average Net Assets....         1.10%**             0.85%**
Ratio of Net Investment Income to Average
 Net Assets................................         3.52%**             1.82%**
Portfolio Turnover Rate....................           56%                 22%
Average Commission Rate Per Share..........      $0.0576             $0.0585
Effect of Voluntary Expense
 Limitation During the Period:
  Per Share Benefit to Net Investment
   Income..................................      $  0.08             $  0.06
Ratios Before Expense Limitation:
  Expenses to Average Net Assets...........         3.71%**             2.35%**
  Net Investment Income to Average Net
   Assets..................................         0.90%**             0.32%**

-------
 *Commencement of operations
**Annualized

                                       FIXED INCOME
                                         PORTFOLIO
                                    -------------------
                                        PERIOD FROM
                                    JANUARY 2, 1997* TO
                                       JUNE 30, 1997
SELECTED PER SHARE DATA AND RATIOS      (UNAUDITED)
----------------------------------  -------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD..................              $10.00
                                          ------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income.....                0.25
  Net Realized and
   Unrealized Gain..........                0.10
                                          ------
    Total From Investment
     Operations.............                0.35
                                          ------
NET ASSET VALUE, END OF
 PERIOD.....................              $10.35
                                          ======
TOTAL RETURN................                3.50%
                                          ======
RATIOS AND SUPPLEMENTAL
 DATA:
Net Assets, End of Period
 (000's)....................              $9,033
Ratio of Expenses to Average
 Net Assets.................                0.70%**
Ratio of Net Investment
 Income to Average Net
 Assets.....................                5.27%**
Portfolio Turnover Rate.....                 100%
Effect of Voluntary Expense
 Limitation During the
 Period:
  Per Share Benefit to Net
   Investment Income........              $ 0.04
Ratios Before Expense
 Limitation:
  Expenses to Average Net
   Assets...................                1.59%**
  Net Investment Income to
   Average Net Assets.......                4.38%**

-------
 *Commencement of operations
**Annualized

                                       MID CAP VALUE
                                         PORTFOLIO
                                    -------------------
                                        PERIOD FROM
                                    JANUARY 2, 1997* TO
                                       JUNE 30, 1997
SELECTED PER SHARE DATA AND RATIOS      (UNAUDITED)
----------------------------------  -------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD..................              $ 10.00
                                          -------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income.....                 0.02
  Net Realized and
   Unrealized Gain..........                 1.89
                                          -------
    Total From Investment
     Operations.............                 1.91
                                          -------
NET ASSET VALUE, END OF
 PERIOD.....................              $ 11.91
                                          =======
TOTAL RETURN................                19.10%
                                          =======
RATIOS AND SUPPLEMENTAL
 DATA:
Net Assets, End of Period
 (000's)....................              $ 4,922
Ratio of Expenses to Average
 Net Assets.................                 1.05%**
Ratio of Net Investment
 Income to Average Net
 Assets.....................                 0.43%**
Portfolio Turnover Rate.....                   76%
Average Commission Rate Per
 Share......................              $0.0429
Effect of Voluntary Expense
 Limitation During the
 Period:
  Per Share Benefit to Net
   Investment Income........              $  0.06
Ratios Before Expense
 Limitation:
  Expenses to Average Net
   Assets...................                 2.45%**
  Net Investment Income to
   Average Net Assets.......                (0.97)%**

-------
 *Commencement of operations
**Annualized

                                                                    EMERGING MARKETS
                                                                    EQUITY PORTFOLIO
                                                                    ----------------
                                                                    SIX MONTHS ENDED
                                                                     JUNE 30, 1997
SELECTED PER SHARE DATA AND RATIOS                                    (UNAUDITED)
----------------------------------                                  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD...............................     $  9.78
                                                                        -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............................................        0.05
  Net Realized and Unrealized Gain (Loss)..........................        2.20
                                                                        -------
    Total From Investment Operations...............................        2.25
                                                                        -------
DISTRIBUTIONS
  Net Investment Income............................................         --
                                                                        -------
    Total Distributions............................................         --
                                                                        -------
NET ASSET VALUE, END OF PERIOD.....................................     $ 12.03
                                                                        =======
TOTAL RETURN.......................................................       23.01%
                                                                        =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)..................................     $20,308
Ratio of Expenses to Average Net Assets............................        1.75%**
Ratio of Net Investment Income to Average Net Assets...............        1.03%**
Portfolio Turnover Rate............................................          38%
Average Commission Rate:
  Per Share........................................................     $0.0012
  As a Percentage of Trade Amount..................................        0.40%
Effect of Voluntary Expense
 Limitation During the Period:
  Per Share Benefit to Net Investment Income (Loss)................     $  0.12
Ratios Before Expense Limitation:
  Expenses to Average Net Assets...................................        4.49%**
  Net Investment Loss to Average Net Assets........................       (1.67)%**

-------
 *Commencement of operations
**Annualized

                                --------------


As a result of changes to the descriptions of certain derivative instruments invested in by the Fund, the Prospectus is amended and supplemented as follows:

The section entitled "DERIVATIVES" on pages 11-12 is deleted.
The section entitled "FUTURES" on pages 14-15 is deleted.
The section entitled "OPTIONS" on page 19 is deleted.
The section entitled "STRUCTURED NOTES" on pages 20-21 is deleted. The section entitled "SWAPS" on page 21 is deleted.

After the section entitled "ZERO COUPONS, PAY-IN-KIND SECURITIES OR DEFERRED PAYMENT SECURITIES" on page 22, the following sections are inserted:

DERIVATIVES. The Portfolios are permitted to invest in various Derivatives for both hedging and non-hedging purposes. Derivatives include Options, Futures, Structured Notes, Caps, Floors, Collars and Swaps. Additionally, the Portfolios may invest in other Derivatives that are developed over time if their use would be consistent with the objectives of the Portfolios. Each of the U.S. Real Estate and Emerging Markets Equity Portfolios will limit its use of Derivatives to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding Derivatives. The Fixed Income,Value and Mid Cap Value Portfolios will not enter into Futures to the extent that each Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to Options, would exceed 50% of its total assets. The Portfolios' investments in forward foreign currency contracts and Derivatives used for hedging purposes are not subject to the foregoing limits.

The Portfolios may use Derivatives under a number of different circumstances to further their investment objectives. The Portfolios may use Derivatives when doing so provides more liquidity than the direct purchase of the securities underlying such Derivatives. For example, a Portfolio may purchase Derivatives to quickly gain exposure to a market in response to changes in the Portfolio's asset allocation policy or upon the inflow of investable cash when the Derivative provides greater liquidity than the underlying securities market. A Portfolio may also use Derivatives when it is restricted from directly owning the underlying securities due jto foreign investment restrictions or other reasons or when doing so provides a price advantage over purchasing the underlying securities directly, either because of lower transaction costs associated with the Derivatives transaction. Derivatives may also be used by a Portfolio for hedging purposes and under other circumstances in which a Portfolio's portfolio managers believe it advantageous to do so consistent with the Portfolio's investment objective. The Portfolios will not, however, use Derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by a particular Portfolio's investment policies, and then only in a manner consistent with such policies.

Some of the Derivatives in which the Portfolios may invest and the risks related thereto are described in more detail below.

CAPS, FLOORS AND COLLARS. The Portfolios may invest in Caps, Floors and Collars, which are instruments analogous to Options. In particular, a Cap is the right to receive the excess of a reference rate over a given rate and is analogous to a put Option. A floor is the right to receive the excess of a given rate over a reference rate and is analogous to a call Option. Finally, a Collar is an instrument that combines a Cap and a Floor. That is, the buyer of a Collar buys a Cap and writes a Floor, and the writer of a Collar writes a Cap and buys a Floor. The risks associated with Caps, Floors and Collars are similar to those associated with Options. In addition, Caps, Floors and Collars are subject to risk of default by the counterparty because they are privately negotiated instruments.

FUTURES. The Portfolios may purchase and sell futures contracts and options on futures contracts, including but not limited to securities index futures, foreign currency exchange futures, interest rate futures contracts and other financial futures (collectively, "Futures"). Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, instrument or basket thereof, at a specific future date and at a specified price. An option on a futures contract is a legal contract that gives the holder the right to buy or sell a specified amount of futures contracts at a fixed or determinable price upon the exercise of the option.

The Portfolios may sell securities index futures contracts and/or options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or purchase securities index futures in order to gain market exposure. Subject to applicable laws, the Portfolios may engage in transactions in securities index futures contracts (and options thereon) which are traded on a recognized securities or futures exchange, or may purchase or sell such instruments in the over-the-counter market. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, may depend on the development of such markets.

The Portfolios may engage in transactions involving foreign currency exchange futures contracts. Such contracts involve an obligation to purchase or sell a specific currency at a specified future date and at a specified price. The Portfolios may engage in such transactions to hedge their respective holdings and commitments against changes in the level of future currency rates or to adjust their exposure to a particular currency. For more information, see "Foreign Currency Transactions" above.

The Portfolios may engage in transactions in interest rate futures transactions. Interest rate futures contracts involve an obligation to purchase or sell a specific debt security, instrument or basket thereof at a specified future date at a specified price. The value of the contract rises and falls inversely with changes in interest rates. The Portfolios may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates.

Financial futures are futures contracts relating to financial instruments, such as U.S. Government securities, foreign currencies, and certificates of deposit. Such contracts involve an obligation to purchase or sell a specific security, instrument or basket thereof at a specified future date at a specified price. Like interest rate futures contracts, the value of financial futures contracts rises and falls inversely with changes in interest rates. The Portfolios may engage in financial futures contracts for hedging and non-hedging purposes.

Under rules adopted by the Commodity Futures Trading Commission, each Portfolio may enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-hedging activities.

Gains and losses on futures contracts and options thereon depend on the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of investments held by a Portfolio and the prices of futures and options relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position. The risk that a Portfolio will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid exchange or secondary market. The risk of loss in trading on futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing.

OPTIONS. The Portfolios may seek to increase their returns or may hedge their portfolio investments through Options transactions with respect to securities, instruments, indices or baskets thereof in which such Portfolios may invest, as well as with respect to foreign currency. Purchasing a put Option gives a Portfolio the right to sell a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the Option. Purchasing a call Option gives a Portfolio the right to purchase a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the Option.

Each Portfolio also may write (i.e., sell) put and call Options on investments held in its portfolio, as well as with respect to foreign currency. A Portfolio that has written an Option receives a premium, which increases the Portfolio's return on the underlying security or instrument in the event the Option expires unexercised or is closed out at a profit. However, by writing a call Option, a Portfolio will limit its opportunity to profit from an increase in the market value of the underlying security or instrument above the exercise price of the Option for as long as the Portfolio's obligation as writer of the Option continues. The Portfolios may only write Options that are "covered". A covered call Option means that so long as the Portfolio is obligated as the writer of the Option, it will earmark or segregate sufficient liquid assets to cover its obligations under the Option or own (i) the underlying security or instrument subject to the Option, (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the security or instrument subject to the Option, or (iii) a call Option on the same underlying security with a strike price no higher than the price at which the underlying instrument was sold pursuant to a short Option position.

By writing (or selling) a put Option, a Portfolio incurs an obligation to buy the security or instrument underlying the Option from the purchaser of the put at the Option's exercise price at any time during the Option period, at the purchaser's election. The Portfolios may also write Options that may be exercisable by the purchaser only on a specific date. A Portfolio that has written a put Option will earmark or segregate sufficient liquid assets to cover its obligations under the Option or will own a put Option on the same underlying security with an equal or higher strike price.

The Portfolios may engage in transactions in Options which are traded on recognized exchanges or over-the-counter. There currently are limited Options markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of such Options markets. The primary risks associated with the use of Options are
(i) imperfect correlation between the change in market value of investments held, purchased or sold by a Portfolio and the prices of Options relating to such investments, and (ii) possible lack of a liquid secondary market for an Option.

STRUCTURED NOTES. Structured Notes are Derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Portfolios may use Structured Notes to tailor their investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

SWAPS. Swap Contracts ("Swaps") are Derivatives in the form of a contract or other similar instrument in which two parties agree to exchange the returns generated by a security, instrument, basket thereof or index for the returns generated by another security, instrument, basket thereof or index. The payment streams are calculated by reference to a specific security, index or instrument and an agreed upon notional amount. The relevant indices include but are not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency Swaps in which the Portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such Swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

A Portfolio will usually enter into Swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a Swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to a Swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities. A Portfolio will not enter into any Swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Fund's Board of Directors.

Interest rate and total rate of return Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return Swaps is limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to an interest rate or total rate of return Swap defaults, a Portfolio's risk of loss consists of the net amount of payments that a Portfolio is contractually entitled to receive. In contrast, currency Swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency Swap may be subject to the risk that the other party to the Swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The Swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized Swap documentation. As a result, the Swaps market has become relatively liquid. Swaps that include Caps, Floors and Collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than "traditional" Swaps.

The use of Swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolios would be less favorable than it would have been if this investment technique were not used.

                                --------------

Bradley S. Daniels has been added as a portfolio manager for the Mid Cap Value Portfolio. William B. Gerlach, Gary G. Schlarbaum and Bradley S. Daniels now share primary responsibility for managing the assets of the Mid Cap Value Portfolio. Accordingly, under the section "INVESTMENT MANAGEMENT," the discussion under "MID CAP VALUE PORTFOLIO" on page 24 is deleted and replaced with the following:

MID CAP VALUE PORTFOLIO--William B. Gerlach, Gary G. Schlarbaum and Bradley S. Daniels. William B. Gerlach, a Vice President of Morgan Stanley, joined MAS in 1991. He served as a Programmer in Applications Software Development at Alphametrics Corporation from 1987 through 1991 and as a Data Analyst and Inflation Economist at Wharton Econometric Forecasting Associates from 1984 through 1987. He holds a B.A. in Economics from Haverford College. Gary G. Schlarbaum, a Managing Director of Morgan Stanley, joined MAS in 1987. He assumed responsibility for the MAS Funds' Equity and Small Cap Value Portfolios in 1987, the MAS Funds' Balanced Portfolio in 1992 and the MAS Funds' Multi-Asset-Class and Mid Cap Value Portfolios in 1994. Mr. Schlarbaum holds a B.A. from Coe College and a Ph.D. from University of Pennsylvania. Bradley S. Daniels, a Vice President of Morgan Stanley, joined MAS in 1985. He assumed responsibility for the MAS Funds' Small Cap Value Portfolio in 1986 and the MAS Funds' Mid Cap Value Portfolio in 1994. Messrs. Gerlach, Schlarbaum and Daniels have had primary responsibility for managing the Portfolio's assets since inception.

                                --------------

Marianne L. Hay no longer serves as portfolio manager for the Emerging Markets Equity Portfolio. Madhav Dhar and Robert L. Meyer now share primary responsibility for managing the assets of the Emerging Markets Equity Portfolio. Accordingly, under the section "INVESTMENT MANAGEMENT," the discussion under "EMERGING MARKETS EQUITY" on page 24 is deleted and replaced with the following:

EMERGING MARKETS EQUITY PORTFOLIO--Madhav Dhar and Robert L. Meyer. Madhav Dhar joined the Adviser in 1984. He is a Managing Director of the Adviser and of Morgan Stanley. He is a member of the Adviser's executive committee, head of the Adviser's emerging markets group and chief investment officer of the Adviser's global emerging market equity portfolios. He holds a B.S. (honors) from St. Stephen's College, Delhi University India and an M.B.A. from Carnegie-Mellon University. Mr. Dhar has been primarily responsible for managing the Portfolio's assets since it commenced operations. Robert L. Meyer joined the Adviser in 1989. He is a Managing Director of the Adviser and of Morgan Stanley and co-manager of the Adviser's emerging markets group and head of the Adviser's Latin American Team. He was born in Argentina and graduated from Yale University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, he is also a Chartered Financial Analyst. Mr. Meyer has assisted Mr. Dhar in managing the Portfolio's assets since it commenced operations.

                                --------------

The discussion under "PERSONS CONTROLLING CERTAIN PORTFOLIOS" on page 28, is deleted and replaced with the following:

As of August 8, 1997, MSDWD owned more than 25% of the outstanding voting securities of the Fixed Income, Value, Mid Cap Value and U.S. Real Estate Portfolios. Also, as of that date, the New York Life and Annuity Corporation owned more than 25% of the Emerging Markets Equity Portfolio and American General Life Insurance Company owned more than 25% of the Mid Cap Value and Value Portfolios pursuant to variable annuity contracts and variable life insurance policies it has issued to the public.

As currently required under law, the New York Life and Annuity Corporation, American General Life Insurance Company and other insurance companies vote their shares of the Portfolios in accordance with instructions received from their variable annuity contract and variable life insurance policy owners. MSDWD will vote the shares of each Portfolio that it owns in the same proportions as shares of the Portfolio are voted by the insurance companies. Accordingly, neither MSDWD nor the insurance companies are deemed to be in control of the Portfolios.

For more information, see "Control Persons and Principal Holders of Securities" in the SAI.

                                --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                      SUPPLEMENT DATED SEPTEMBER 12, 1997
                      TO THE PROSPECTUS DATED MAY 1, 1997

                             FIXED INCOME PORTFOLIO
                           U.S. REAL ESTATE PORTFOLIO

                                 PORTFOLIOS OF

               MORGAN STANLEY UNIVERSAL FUNDS, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                                --------------
The Prospectus is being amended and supplemented to: (i) reflect changes to the parent of the Fund's investment advisers, administrators and distributor; (ii) provide unaudited financial highlights for the portfolios for periods ended June 30, 1997; (iii) reflect revised investment policies with respect to certain derivative instruments; and (iv) update and revise certain information regarding principal holders of securities of the Fund. The Prospectus is amended and supplemented as follows:

                                --------------

On May 31, 1997, Morgan Stanley Group Inc. ("MSGI") and Dean Witter, Discover & Co. merged to form Morgan Stanley, Dean Witter, Discover & Co. Prior thereto, Morgan Stanley Group Inc. was the parent of Morgan Stanley Asset Management Inc. and Miller Anderson & Sherrerd, LLP (the "Advisers") and Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The Advisers and Morgan Stanley are now subsidiaries of Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD").

                                --------------

The following section is added on page 3 of the Prospectus:

FINANCIAL HIGHLIGHTS

The following table provides financial highlights for the U.S. Real Estate Portfolio for the period March 3, 1997 through June 30, 1997, and for the Fixed Income Portfolio for the period January 2, 1997 through June 30, 1997, and are part of the Fund's unaudited financial statements which are included in the Fund's current Statement of Additional Information and in the Fund's Semi-Annual Report to Shareholders for the six months ended June 30, 1997.

                                              U.S. REAL ESTATE     FIXED INCOME
                                                 PORTFOLIO           PORTFOLIO
                                             ------------------ -------------------
                                                PERIOD FROM         PERIOD FROM
                                             MARCH 3,  1997* TO JANUARY 2, 1997* TO
                                               JUNE 30,  1997      JUNE 30, 1997
SELECTED PER SHARE DATA AND RATIOS              (UNAUDITED)         (UNAUDITED)
----------------------------------           ------------------ -------------------
NET ASSET VALUE, BEGINNING OF PERIOD........      $ 10.00             $10.00
                                                  -------             ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................         0.10               0.25
  Net Realized and Unrealized Gain..........         0.27               0.10
                                                  -------             ------
    Total From Investment Operations........         0.37               0.35
                                                  -------             ------
NET ASSET VALUE, END OF PERIOD..............      $ 10.37             $10.35
                                                  =======             ======
TOTAL RETURN................................         3.70%              3.50%
                                                  =======             ======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)...........      $ 6,025             $9,033
Ratio of Expenses to Average Net Assets.....         1.10%**            0.70%**
Ratio of Net Investment Income to Average
 Net Assets.................................         3.52%**            5.27%**
Portfolio Turnover Rate.....................           56%               100%
Average Commission Rate Per Share...........      $0.0576                N/A
Effect of Voluntary Expense
 Limitation During the Period:
  Per Share Benefit to Net Investment
   Income...................................      $  0.08             $ 0.04
Ratios Before Expense Limitation:
  Expenses to Average Net Assets............         3.71%**            1.59%**
  Net Investment Income to Average Net
   Assets...................................         0.90%**            4.38%**

-------
 *Commencement of operations
**Annualized

                                --------------

As a result of changes to the descriptions of certain derivative instruments invested in by the Fund, the Prospectus is amended and supplemented as follows:

The section entitled "DERIVATIVES" on page 8 is deleted.
The section entitled "FUTURES" on pages 10-11 is deleted.
The section entitled "OPTIONS" on page 14 is deleted.
The section entitled "STRUCTURED NOTES" on page 16 is deleted.
The section entitled "SWAPS" on pages 16-17 is deleted.

After the section entitled "ZERO COUPONS, PAY-IN-KIND SECURITIES OR DEFERRED PAYMENT SECURITIES" on page 17, the following sections are inserted:

DERIVATIVES. The Portfolios are permitted to invest in various Derivatives for both hedging and non-hedging purposes. Derivatives include Options, Futures, Structured Notes, Caps, Floors, Collars and Swaps. Additionally, the Portfolios may invest in other Derivatives that are developed over time if their use would be consistent with the objectives of the Portfolios. The U.S. Real Estate Portfolio will limit its use of Derivatives to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding Derivatives. The Fixed Income Portfolio will not enter into Futures to the extent that the Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to Options, would exceed 50% of its total assets. The Portfolios' investments in forward foreign currency contracts and Derivatives used for hedging purposes are not subject to the foregoing limits.

The Portfolios may use Derivatives under a number of different circumstances to further their investment objectives. The Portfolios may use Derivatives when doing so provides more liquidity than the direct purchase of the securities underlying such Derivatives. For example, a Portfolio may purchase Derivatives to quickly gain exposure to a market in response to changes in the Portfolio's asset allocation policy or upon the inflow of investable cash when the Derivative provides greater liquidity than the underlying securities market. A Portfolio may also use Derivatives when it is restricted from directly owning the underlying securities due to foreign investment restrictions or other reasons or when doing so provides a price advantage over purchasing the underlying securities directly, either because of lower transaction costs associated with the Derivatives transaction. Derivatives may also be used by a Portfolio for hedging purposes and under other circumstances in which a Portfolio's portfolio managers believe it advantageous to do so consistent with the Portfolio's investment objective. The Portfolios will not, however, use Derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by a particular Portfolio's investment policies, and then only in a manner consistent with such policies.

Some of the Derivatives in which the Portfolios may invest and the risks related thereto are described in more detail below.

CAPS, FLOORS AND COLLARS. The Portfolios may invest in Caps, Floors and Collars, which are instruments analogous to Options. In particular, a Cap is the right to receive the excess of a reference rate over a given rate and is analogous to a put Option. A Floor is the right to receive the excess of a given rate over a reference rate and is analogous to a call Option. Finally, a Collar is an instrument that combines a Cap and a Floor. That is, the buyer of a Collar buys a Cap and writes a Floor, and the writer of a Collar writes a Cap and buys a Floor. The risks associated with Caps, Floors and Collars are similar to those associated with Options. In addition, Caps, Floors and Collars are subject to risk of default by the counterparty because they are privately negotiated instruments.

FUTURES. The Portfolios may purchase and sell futures contracts and options on futures contracts, including but not limited to securities index futures, foreign currency exchange futures, interest rate futures contracts and other financial futures (collectively, "Futures"). Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, instrument or basket thereof, at a specific future date and at a specified price. An option on a futures contract is a legal contract that gives the holder the right to buy or sell a specified amount of futures contracts at a fixed or determinable price upon the exercise of the option.

The Portfolios may sell securities index futures contracts and/or options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or purchase securities index futures in order to gain market exposure. Subject to applicable laws, the Portfolios may engage in transactions in securities index futures contracts (and options thereon) which are traded on a recognized securities or futures exchange, or may purchase or sell such instruments in the over-the-counter market. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, may depend on the development of such markets.

The Portfolios may engage in transactions involving foreign currency exchange futures contracts. Such contracts involve an obligation to purchase or sell a specific currency at a specified future date and at a specified price. The Portfolios may engage in such transactions to hedge their respective holdings and commitments against changes in the level of future currency rates or to adjust their exposure to a particular currency. For more information, see "Foreign Currency Transactions" above.

The Portfolios may engage in transactions in interest rate futures transactions. Interest rate futures contracts involve an obligation to purchase or sell a specific debt security, instrument or basket thereof at a specified future date at a specified price. The value of the contract rises and falls inversely with changes in interest rates. The Portfolios may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates.

Financial futures are futures contracts relating to financial instruments, such as U.S. Government securities, foreign currencies, and certificates of deposit. Such contracts involve an obligation to purchase or sell a specific security, instrument or basket thereof at a specified future date at a specified price. Like interest rate futures contracts, the value of financial futures contracts rises and falls inversely with changes in interest rates. The Portfolios may engage in financial futures contracts for hedging and non-hedging purposes.

Under rules adopted by the Commodity Futures Trading Commission, each Portfolio may enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-hedging activities.

Gains and losses on futures contracts and options thereon depend on the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of investments held by a Portfolio and the prices of futures and options relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position. The risk that a Portfolio will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid exchange or secondary market. The risk of loss in trading on futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing.

OPTIONS. The Portfolios may seek to increase their returns or may hedge their portfolio investments through Options transactions with respect to securities, instruments, indices or baskets thereof in which such Portfolios may invest, as well as with respect to foreign currency. Purchasing a put Option gives a Portfolio the right to sell a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the Option. Purchasing a call Option gives a Portfolio the right to purchase a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the Option.
Each Portfolio also may write (i.e., sell) put and call Options on investments held in its portfolio, as well as with respect to foreign currency. A Portfolio that has written an Option receives a premium, which increases the Portfolio's return on the underlying security or instrument in the event the Option expires unexercised or is closed out at a profit. However, by writing a call Option, a Portfolio will limit its opportunity to profit from an increase in the market value of the underlying security or instrument above the exercise price of the Option for as long as the Portfolio's obligation as writer of the Option continues. The Portfolios may only write Options that are "covered". A covered call Option means that so long as the Portfolio is obligated as the writer of the Option, it will earmark or segregate sufficient liquid assets to cover its obligations under the Option or own (i) the underlying security or instrument subject to the Option, (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the security or instrument subject to the Option, or (iii) a call Option on the same underlying security with a strike price no higher than the price at which the underlying instrument was sold pursuant to a short Option position.

By writing (or selling) a put Option, a Portfolio incurs an obligation to buy the security or instrument underlying the Option from the purchaser of the put at the Option's exercise price at any time during the Option period, at the purchaser's election. The Portfolios may also write Options that may be exercisable by the purchaser only on a specific date. A Portfolio that has written a put Option will earmark or segregate sufficient liquid assets to cover its obligations under the Option or will own a put Option on the same underlying security with an equal or higher strike price.

The Portfolios may engage in transactions in Options which are traded on recognized exchanges or over-the-counter. There currently are limited Options markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of such Options markets. The primary risks associated with the use of Options are
(i) imperfect correlation between the change in market value of investments held, purchased or sold by a Portfolio and the prices of Options relating to such investments, and (ii) possible lack of a liquid secondary market for an Option.

STRUCTURED NOTES. Structured Notes are Derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Portfolios may use Structured Notes to tailor their investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

SWAPS. Swap Contracts ("Swaps") are Derivatives in the form of a contract or other similar instrument in which two parties agree to exchange the returns generated by a security, instrument, basket thereof or index for the returns generated by another security, instrument, basket thereof or index. The payment streams are calculated by reference to a specific security, index or instrument and an agreed upon notional amount. The relevant indices include but are not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency Swaps in which the Portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such Swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

A Portfolio will usually enter into Swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a Swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to a Swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities. A Portfolio will not enter into any Swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Fund's Board of Directors.

Interest rate and total rate of return Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return Swaps is limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to an interest rate or total rate of return Swap defaults, a Portfolio's risk of loss consists of the net amount of payments that a Portfolio is contractually entitled to receive. In contrast, currency Swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency Swap may be subject to the risk that the other party to the Swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The Swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized Swap documentation. As a result, the Swaps market has become relatively liquid. Swaps that include Caps, Floors and Collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than "traditional" Swaps.

The use of Swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolios would be less favorable than it would have been if this investment technique were not used.

                                --------------

The discussion under "PERSONS CONTROLLING CERTAIN PORTFOLIOS" on page 24, is deleted and replaced with the following:

As of August 8, 1997, MSDWD owned more than 25% of the outstanding voting securities of the Fixed Income and U.S. Real Estate Portfolios.

As currently required under law, insurance companies vote their shares of the Portfolios in accordance with instructions received from their variable annuity contract and variable life insurance policy owners. MSDWD will vote the shares of each Portfolio that it owns in the same proportions as shares of the Portfolio are voted by the insurance companies. Accordingly, neither MSDWD nor the insurance companies are deemed to be in control of the Portfolios.

For more information, see "Control Persons and Principal Holders of Securities" in the SAI.

                                --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                      SUPPLEMENT DATED SEPTEMBER 12, 1997
                     TO THE PROSPECTUS DATED JULY 15, 1997

                        EMERGING MARKETS DEBT PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                         INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                                 PORTFOLIOS OF

               MORGAN STANLEY UNIVERSAL FUNDS, INC. (THE "FUND")

                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                                --------------

The Prospectus is hereby amended and supplemented as follows: The following paragraph and tables are added after the first paragraph under the heading "Financial Highlights" on page 3 of the Prospectus:

The following tables provide financial highlights for the Global Equity and International Magnum Portfolios for the period January 2, 1997 through June 30, 1997 and for the Emerging Markets Equity Portfolio for the period January 1, 1997 through June 30, 1997, and are part of the Fund's unaudited financial statements which are included in the Fund's current Statement of Additional Information and in the Fund's Semi-Annual Report to Shareholders for the six months ended June 30, 1997.

                                                                   INTERNATIONAL
                                                GLOBAL EQUITY          MAGNUM
                                                  PORTFOLIO          PORTFOLIO
                                             ------------------- ------------------
                                                 PERIOD FROM        PERIOD FROM
                                             JANUARY 2, 1997* TO JANUARY 2 1997* TO
                                                JUNE 30, 1997      JUNE 30, 1997
SELECTED PER SHARE DATA AND RATIOS               (UNAUDITED)        (UNAUDITED)
----------------------------------           ------------------- ------------------
NET ASSET VALUE, BEGINNING OF PERIOD........       $ 10.00            $ 10.00
                                                   -------            -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................          0.08               0.09
  Net Realized and Unrealized Gain..........          1.41               1.58
                                                   -------            -------
    Total From Investment Operations........          1.49               1.67
                                                   -------            -------
NET ASSET VALUE, END OF PERIOD..............       $ 11.49            $ 11.67
                                                   =======            =======
TOTAL RETURN................................         14.90%             16.70%
                                                   =======            =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)...........       $ 7,326            $14,643
Ratio of Expenses to Average Net Assets.....          1.15%**            1.15%**
Ratio of Net Investment Income to Average
 Net Assets.................................          1.81%**            1.96%**
Portfolio Turnover Rate.....................             3%                19%
Average Commission Rate:
  Per Share.................................       $0.0225            $0.0170
  As a Percentage of Trade Amount...........          0.17%              0.17%
Effect of Voluntary Expense
 Limitation During the Period:
  Per Share Benefit to Net Investment
   Income...................................       $  0.06            $  0.05
Ratios Before Expense Limitation:
  Expenses to Average Net Assets............          2.46%**            2.38%**
  Net Investment Income to Average Net
   Assets...................................          0.50%**            0.73%**

-------
 *Commencement of operations
**Annualized

                                                                    EMERGING MARKETS
                                                                    EQUITY PORTFOLIO
                                                                    ----------------
                                                                    SIX MONTHS ENDED
                                                                     JUNE 30, 1997
SELECTED PER SHARE DATA AND RATIOS                                    (UNAUDITED)
----------------------------------                                  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD...............................     $  9.78
                                                                        -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............................................        0.05
  Net Realized and Unrealized Gain (Loss)..........................        2.20
                                                                        -------
    Total From Investment Operations...............................        2.25
                                                                        -------
DISTRIBUTIONS
Net Investment Income..............................................         --
                                                                        -------
Total Distributions................................................         --
                                                                        -------
NET ASSET VALUE, END OF PERIOD.....................................     $ 12.03
                                                                        =======
TOTAL RETURN.......................................................       23.01%
                                                                        =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)..................................     $20,308
Ratio of Expenses to Average Net Assets............................        1.75%**
Ratio of Net Investment Income to Average Net Assets...............        1.03%**
Portfolio Turnover Rate............................................          38%
Average Commission Rate:
  Per Share........................................................     $0.0012
  As a Percentage of Trade Amount..................................        0.40%
Effect of Voluntary Expense
 Limitation During the Period:
  Per Share Benefit to Net Investment Income (Loss)................     $  0.12
Ratios Before Expense Limitation:
  Expenses to Average Net Assets...................................        4.49%**
  Net Investment Loss to Average Net Assets........................       (1.67)%**

-------
 *Commencement of operations
**Annualized

                                --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                      SUPPLEMENT DATED SEPTEMBER 12, 1997
                                       TO
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997

               MORGAN STANLEY UNIVERSAL FUNDS, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MA 02208-2798

                                --------------

The Statement of Additional Information ("SAI") is being amended and supplemented to: (i) reflect changes to the parent of the investment advisers, administrators and distributor; (ii) reflect names of additional prospectuses on the cover of the SAI; (iii) reflect changes in the Fund's policies regarding investments in certain instruments; (iv) reflect changes in the Board of Directors and officers of the Fund; (v) update and revise certain information concerning principal holders of securities of the Fund; and (vi) provide unaudited financial statements for the eleven active portfolios for periods ended June 30, 1997. The SAI is amended and supplemented as follows:

                                --------------

The following sentences are added at the end of the second column on the first page of the SAI:

Prospectus dated July 1, 1997 for the Emerging Markets Debt Portfolio.

Prospectus dated July 15, 1997 for the Emerging Markets Debt, Global Equity, International Magnum and Emerging Markets Equity Portfolios.

                                --------------

The section entitled "RESTRICTIONS ON THE USE OF FUTURES CONTRACTS" on page 5 is deleted and replaced as follows:

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS: A Portfolio will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. Each of the Equity Growth, U.S. Real Estate, Emerging Markets Debt, Global Equity, International Magnum, Emerging Markets Equity and Asian Equity Portfolios will limit its use of futures contracts and other derivative instruments to 33 1/3% of their total assets measured by the aggregate notional amount of outstanding derivative instruments. Each of the Fixed Income, High Yield, Core Equity, Value, Mid Cap Growth, Mid Cap Value, International Fixed Income, Balanced and Multi-Asset-Class Portfolios may enter into futures contracts to the extent that the notional value of its outstanding obligations to purchase securities under such contracts, in combination with its outstanding obligations with respect to options transactions (including options to purchase securities or instruments) would not exceed 50% of its total assets. All Portfolios will maintain assets sufficient to meet their respective obligations under such contracts in a segregated account with the custodian bank or will otherwise comply with the SEC's position on asset coverage.

                                --------------

At the Fund's May 21, 1997 Board of Directors meeting, the Board elected Michael F. Klein to serve as the Fund's Director and President. Also at the meeting, Joanna Haigney resigned, effective May 21, 1997, as Assistant Treasurer to serve as the Fund's Treasurer and Rene J. Feuerman was elected to serve as Assistant Treasurer of the Fund. The Board also accepted, effective May 31, 1997, the resignation of Warren J. Olsen and, effective May 21, 1997, the resignation of James R. Rooney. Accordingly, the Statement of Additional Information is amended and supplemented as follows:

                                --------------

Under the section entitled "MANAGEMENT OF THE FUND" on page 16, the information on Warren J. Olsen is deleted and replaced with the following:

 Michael F. Klein*     Director and Principal of Morgan Stanley Asset Manage-
 1221 Avenue of        President    ment Inc. President and Director of three
 the Americas                       investment companies and Officer of various
 New York, NY 10020                 other investment companies managed by Mor-
 12/12/58                           gan Stanley Asset Management Inc. Previ-
                                    ously practiced law with the New York firm
                                    of Rogers & Wells.

                                --------------

On page 17, the information on Michael F. Klein is deleted.

                                --------------

On page 17, the information on James R. Rooney is deleted and replaced with the following:

 Joanna Haigney        Treasurer    Assistant Vice President, Senior Manager of
 73 Tremont Street                  Fund Administration and Compliance Servic-
 Boston, MA 02108-3913              es, Chase Global Funds Services Company;
 10/10/66                           Officer of various investment companies
                                    managed by Morgan Stanley Asset Management
                                    Inc. Previously with Coopers & Lybrand LLP.

                                --------------

On page 18, the information on Joanna Haigney is deleted and replaced with the following:

 Rene J. Feuerman      Assistant    Manager of Fund Administration and Compli-
 73 Tremont Street     Treasurer    ance Services, Chase Global Funds Services
 Boston, MA 02108-3913              Company Previously Fund Administrator and
 1/25/67                            Senior Fund Accountant, Chase Global Funds
                                    Services Company.

                                --------------

The first sentence of the discussion under "INVESTMENT ADVISORY AND ADMINISTRATIVE AGREEMENTS" on page 19, is deleted and replaced with the following:

MSAM is a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD").

                                --------------

The information under "CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES" on pages 21-22, is deleted and replaced with the following:

As of August 8, 1997, the following persons were record or beneficial owners of 5% or more of the outstanding shares of the following Portfolios:

                                                         PERCENT OF
                                                         OUTSTANDING
        PORTFOLIO             NAME OF BENEFICIAL OWNER     SHARES
        ---------             ------------------------   -----------
Fixed Income Portfolio      Morgan Stanley, Dean Witter,   90.33%
                            Discover & Co.
                            1585 Broadway
                            New York, NY 10036
                            American General Life           9.55%
                            Insurance Company
                            P.O. Box 1591
                            Houston, TX 77251
High Yield Portfolio        Morgan Stanley, Dean Witter,   87.27%
                            Discover & Co.
                            1585 Broadway
                            New York, NY 10036
                            American General Life          12.73%
                            Insurance Company
                            P.O. Box 1591
                            Houston, TX 77251
Equity Growth Portfolio     Morgan Stanley, Dean Witter,   52.75%
                            Discover & Co.
                            1585 Broadway
                            New York, NY 10036
                            American General Life          47.25%
                            Insurance Company
                            P.O. Box 1591
                            Houston, TX 77251
Value Portfolio             American General Life          50.93%
                            Insurance Company
                            P.O. Box 1591
                            Houston, TX 77251
                            Morgan Stanley, Dean Witter,   49.07%
                            Discover & Co.
                            1585 Broadway
                            New York, NY 10036
Mid Cap Value Portfolio     Morgan Stanley, Dean Witter,   54.11%
                            Discover & Co.
                            1585 Broadway
                            New York, NY 10036
                            American General Life          45.89%
                            Insurance Company
                            P.O. Box 1591
                            Houston, TX 77251
U.S. Real Estate Portfolio  Morgan Stanley, Dean Witter,   80.75%
                            Discover & Co.
                            1585 Broadway
                            New York, NY 10036

                                                                PERCENT OF
                                                                OUTSTANDING
            PORTFOLIO                NAME OF BENEFICIAL OWNER     SHARES
            ---------                ------------------------   -----------
                                   Ameritas Variable              11.78%
                                   Life Insurance Company
                                   P.O. Box 82550
                                   Lincoln, NE 68501
Global Equity Portfolio            Morgan Stanley, Dean Witter,   70.85%
                                   Discover & Co.
                                   1585 Broadway
                                   New York, NY 10036
                                   American General Life          12.94%
                                   Insurance Company
                                   P.O. Box 1591
                                   Houston, TX 77251
                                   Ameritas Variable              12.64%
                                   Life Insurance Company
                                   P.O. Box 82550
                                   Lincoln, NE 68501
International Magnum Portfolio     Morgan Stanley, Dean Witter,   71.34%
                                   Discover & Co.
                                   1585 Broadway
                                   New York, NY 10036
                                   American General Life          18.47%
                                   Insurance Company
                                   P.O. Box 1591
                                   Houston, TX 77251
                                   Ameritas Variable               8.41%
                                   Life Insurance Company
                                   P.O. Box 82550
                                   Lincoln, NE 68501
Emerging Markets Equity Portfolio  New York Life Insurance        63.04%
                                   and Annuity Corporation
                                   300 Interpace Parkway
                                   Parsippany, NJ 07054
                                   Penn Mutual Life               15.00%
                                   Diversifier I
                                   Independence Square
                                   Philadelphia, PA 19172
                                   Ameritas Variable               7.05%
                                   Life Insurance Company
                                   P.O. Box 82550
                                   Lincoln, NE 68501
                                   Penn Mutual Life                5.13%
                                   Variable Annuity Account
                                   Independence Square
                                   Philadelphia, PA 19172
Asian Equity Portfolio             Morgan Stanley, Dean Witter,   95.24%
                                   Discover & Co.
                                   1585 Broadway
                                   New York, NY 10036
Emerging Markets Debt              Morgan Stanley, Dean Witter,   84.16%
                                   Discover & Co.
                                   1585 Broadway
                                   New York, NY 10036
                                   Nationwide Life Insurance      13.99%
                                   P.O. Box 182029
                                   Columbus, OH 43218

As currently required under law, the insurance companies vote their shares of the Portfolios in accordance with instructions received from their variable annuity contract and variable life insurance policy owners. MSDWD will vote the shares of each Portfolio that it owns in the same proportions as shares of the Portfolio are voted by the insurance companies. Accordingly, neither MSDWD nor the insurance companies are deemed to be in control of the Portfolios.

                                --------------

Before the section entitled "GENERAL INFORMATION" which begins on page 26, the following section is inserted:

GENERAL PERFORMANCE INFORMATION

Each Portfolio's performance will fluctuate, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. Past performance is not necessarily indicative of future return. Actual performance will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in interest rates, portfolio expenses and other factors. Performance is one basis investors may use to analyze a Portfolio as compared to other funds and other investment vehicles. However, performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing net asset value and determining performance.

From time to time, a Portfolio's performance may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a Portfolio may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of the Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

Portfolio advertising may include data on historical returns of the capital markets in the United States compiled or published by Ibbotson Associates of Chicago, Illinois ("Ibbotson"), including returns on common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Portfolios may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Portfolios. The Portfolios may also compare their performance to that of other compilations or indices that may be developed and made available in the future.

The Portfolios may include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, foreign securities, stocks, bonds, treasury bills and shares of a Portfolio. In addition, advertisements may include a discussion of certain attributes or benefits to be derived by an investment in a Portfolio and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and various investment alternatives. Advertisements may include lists of representative Morgan Stanley clients. The Portfolios may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Portfolio investment are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of a Portfolio would increase the value, not only of the original investment in the Portfolio, but also of the additional Portfolio shares received through reinvestment.

The Portfolios may include in its advertisements, discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Portfolio (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments). Advertisements and sales materials relating to a Portfolio may include information regarding the background and experience of its portfolio managers; the resources, expertise and support made available to the portfolio managers by Morgan Stanley; and the portfolio managers' goals, strategies and investment techniques.

The Portfolio's advertisements may discuss economic and political conditions of the United States and foreign countries, the relationship between sectors of the U.S., a foreign, or the global economy and the U.S., a foreign, or the global economy as a whole and the effects of inflation. The Portfolios may include discussions and illustrations of the growth potential of various global markets including, but not limited to, Africa, Asia, Europe, Latin America, North America, South America, Emerging Markets and individual countries. These discussions may include the past performance of the various markets or market sectors; forecasts of population, gross national product and market performance; and the underlying data which supports such forecasts. From time to time, advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in the

Portfolios' shareholder reports (including the investment composition of a Portfolio), as well as the views of Morgan Stanley as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Portfolio.

The Portfolios may quote various measures of volatility and benchmark correlation in advertising. The Portfolios may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Portfolio may also advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

The Portfolio may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Portfolio at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

                                --------------

The Statement of Additional Information for the Fund is hereby amended and supplemented by the following unaudited financial statements for the Asian Equity, Emerging Markets Equity, Global Equity, International Magnum, Equity Growth, Mid Cap Value, U.S. Real Estate, Value, Emerging Markets Debt, Fixed Income and High Yield Portfolios of the Fund for the periods ended June 30, 1997.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
ASIAN EQUITY PORTFOLIO

STATEMENT OF NET ASSETS

(UNAUDITED)

JUNE 30, 1997

                                                                          VALUE
    SHARES                                                                (000)
 ------------                                                            -------

 COMMON STOCKS (97.2%)
 CHINA (1.1%)
    (a)35,000 First Tractor Co., Ltd., Class H........................   $    23
       44,000 Shenzhen Fangda Co., Ltd., Class B......................        64
   (a)159,000 Zhehuang Expressway Co., Ltd., Class H..................        39
                                                                         -------
                                                                             126
                                                                         -------
 HONG KONG (30.7%)
       80,000 Cheung Kong Holdings Ltd. ..............................       790
       13,000 China Merchants Holdings International Co., Ltd. .......        40
       93,000 China Resources Enterprise Ltd. ........................       456
       13,000 Hang Seng Bank Ltd. ....................................       185
       49,000 Henderson Land Development Co., Ltd. ...................       435
       20,400 HSBC Holdings plc.......................................       613
       36,000 New World Development Co., Ltd. ........................       215
       32,000 Ng Fung Hong Ltd. ......................................        48
       58,000 Shanghai Industrial Holdings Ltd. ......................       361
       18,000 Sun Hung Kai Properties Ltd. ...........................       217
                                                                         -------
                                                                           3,360
                                                                         -------
 INDONESIA (9.4%)
   (a)142,000 Astra International (Foreign)...........................       584
    (d)27,500 Bimantara Citra (Foreign)...............................        48
    (d)44,000 Mayora Indah (Foreign)..................................   $    25
 (a,d)113,500 Putra Surya Multidana (Foreign).........................       181
   (d)118,000 Telekomunikasi Indonesia (Foreign)......................       193
                                                                         -------
                                                                           1,031
                                                                         -------
 KOREA (6.8%)
        1,700 Hansol Paper Co. .......................................        43
     (d)2,600 Housing & Commercial Bank, Korea........................        49
     (a)5,037 Kookmin Bank GDR........................................       106
        3,400 Korea Electric Power Corp. .............................       101
        5,700 Korea Electric Power Corp. ADR..........................       107
        (a)82 Samsung Electronics GDR (New)...........................         5
     (a)5,000 Samsung Electronics GDS (New)...........................       281
     (d)3,330 Shinhan Bank Co., Ltd. .................................        48
                                                                         -------
                                                                             740
                                                                         -------

                                                                          VALUE
   SHARES                                                                 (000)
 ----------                                                              -------

 MALAYSIA (13.7%)
     99,000 Berjaya Group Bhd.........................................       122
     10,000 Berjaya Sports Toto Bhd...................................        47
     40,000 Commerce Asset Holding Bhd................................       105
     28,000 Dialog Group Bhd..........................................       405
     19,000 Genting Bhd...............................................        91
     14,000 Jaya Tiasa Holdings Bhd...................................        70
     19,000 Leader Universal Holdings Bhd.............................        34
      1,000 Lityan Holdings Bhd.......................................        12
     14,000 Malayan Banking Bhd.......................................       147
      7,000 Malaysian Pacific Industries Bhd..........................        31
     14,000 Malaysian Resources Corp. Bhd.............................        39
     28,000 Multi-Purpose Holdings Bhd................................        39
     22,000 Rashid Hussain Bhd........................................       140
     36,000 Resorts World Bhd.........................................       108
     15,000 United Engineers Ltd. ....................................       108
                                                                         -------
                                                                           1,498
                                                                         -------
 PHILIPPINES (4.7%)
    144,000 Ayala Land, Inc., Class B.................................       132
 (a)581,000 Digital Telecommunications Philippines, Inc. .............        56
 (a)154,000 DMCI Holdings, Inc. ......................................        51
  (a)87,000 Fil-Estate Land, Inc. ....................................        26
     39,400 Manila Electric Co., Class B..............................       194
    183,000 SM Prime Holdings, Inc. ..................................        54
                                                                         -------
                                                                             513
                                                                         -------
 SINGAPORE (15.5%)
      7,000 Development Bank of Singapore Ltd. (Foreign)..............        88
     21,000 Electronic Resources Ltd..................................        33
     88,000 NatSteel Ltd. ............................................       224
      8,400 Oversea-Chinese Banking Corp. (Foreign)...................        87
  (a)26,000 Pacific Century Regional Development......................        36
     19,000 Parkway Holdings Ltd. ....................................        85
     11,000 Singapore Press Holdings (Foreign)........................       221
     61,000 Summit Holdings Ltd. .....................................        46
 (a)120,000 Super Coffeemix Manufacturing Ltd. .......................       100
     10,000 United Overseas Bank Ltd. (Foreign).......................       103
 (a)108,000 Want Want Holdings........................................       359
    110,000 Wing Tai Holdings Ltd. ...................................       317
                                                                         -------
                                                                           1,699

                                                                          VALUE
   SHARES                                                                 (000)
 ----------                                                              -------

 TAIWAN (11.7%)
  (a)39,000 Acer, Inc. ...............................................       140
  (a)22,500 Asustek Computer, Inc. ...................................       298
     14,000 Cathay Life Insurance Co., Ltd. ..........................        80
  (a)24,000 China Development Corp. ..................................       124
     41,600 Compal Electronics........................................       164
     99,000 Far Eastern Textile Ltd. .................................       156
     44,690 Formosa Plastics Corp. ...................................       108
  (a)25,000 Kuoyang Construction......................................   $    60
     46,200 Siliconware Precision Industries Co. .....................       156
                                                                         -------
                                                                           1,286
                                                                         -------
 THAILAND (3.6%)
     16,200 Bangkok Bank PCL (Foreign)................................       111
     24,000 Big C Supercenter PCL.....................................         8
     30,000 CVD Entertainment PCL.....................................        51
   (a)9,400 Eastern Water Resources Development & Management PCL......        11
      3,400 I.C.C. International PCL..................................        11
   (d)7,000 Nation Multimedia Group PCL (Foreign).....................        15
  (d)55,600 National Petrochemical PCL (Foreign)......................        57
   (d)5,000 Post Publishing PCL (Foreign).............................         5
      9,000 Quality House PCL.........................................         3
  (d)27,000 Robinson Department Store PCL (Foreign)...................        10
   (a)4,000 Sino Thai Engineering & Construction PCL..................        11
     17,000 Thai Farmers Bank PCL (Foreign)...........................        72
      1,000 Thai Rung Union Car PCL...................................         4
 (a,d)4,000 Thai Stanley Electric PCL (Foreign).......................         8
      5,000 Thai Storage Battery PCL..................................         5
      5,800 Thai Theparos Food Product PCL (Foreign)..................         9
                                                                         -------
                                                                             391
                                                                         -------
 TOTAL COMMON STOCKS
  (COST $9,873)........................................................   10,644
                                                                         -------
   NO. OF
   RIGHTS
 ----------

 RIGHTS (0.1%)
 MALAYSIA (0.0%)
   (a)7,200 Commerce Asset Holding Bhd................................   $   --
   (a)3,142 Rashid Hussain Bhd........................................       --
                                                                         -------
                                                                             --
                                                                         -------
 SINGAPORE (0.1%)
  (a)10,500 Electronic Resources Ltd. Bhd.............................         7
                                                                         -------
 TOTAL RIGHTS
  (COST $0)............................................................        7
                                                                         -------

   NO. OF                                                                VALUE
  WARRANTS                                                               (000)
 ----------                                                             -------

 WARRANTS (0.0%)
 MALAYSIA (0.0%)
   (a)4,500 Commerce Asset Holding Bhd, expiring 3/16/02 (Cost $0)...   $     1
                                                                        -------
 TOTAL FOREIGN SECURITIES (97.3%)
  (COST $9,873).......................................................   10,652
                                                                        -------
    FACE
   AMOUNT                                                                VALUE
   (000)                                                                 (000)
 ----------                                                             -------

 SHORT-TERM INVESTMENT (6.3%)
 REPURCHASE AGREEMENT (6.3%)
 $      693 Chase Securities, Inc. 5.70%, dated 6/30/97, due 7/1/97, to be repurchased at $693, collateralized by U.S.
             Treasury Notes, 5.625%, due 2/15/06, valued at $706
             (Cost $693).............................................   $   693
                                                                        -------
 FOREIGN CURRENCY (2.5%)
 HKD      2 Hong Kong Dollar.........................................       --
 IDR 14,756 Indonesian Rupiah........................................         6
 MYR      2 Malaysian Ringgit........................................         1
 SGD      1 Singapore Dollar.........................................         1
 TWD  7,342 Taiwan Dollar............................................       264
                                                                        -------
 TOTAL FOREIGN CURRENCY
  (COST $272).........................................................      272
                                                                        -------
 TOTAL INVESTMENTS (106.1%)
  (COST $10,838*).....................................................   11,617
                                                                        -------

OTHER ASSETS (1.8%)
Cash........................................................... $  56
Receivable for Investments Sold................................   126
Due from Adviser...............................................     8
Dividends Receivable...........................................     4
Receivable for Portfolio Shares Sold...........................     2
                                                                -----
                                                                           196
LIABILITIES (-7.9%)
Payable for Investments Purchased..............................  (817)
Custodian Fees Payable.........................................   (10)
Deferred Foreign Taxes Payable.................................    (4)
Administrative Fees Payable....................................    (4)
Net Unrealized Loss on Foreign Currency Exchange Contracts.....    (2)
Other Liabilities..............................................   (30)
                                                                -----
                                                                          (867)
                                                                       -------
NET ASSETS (100%)....................................................  $10,946
                                                                       =======
                                                                       AMOUNT
                                                                        (000)
                                                                       -------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Applicable to 1,026,507 outstanding $0.001 par value shares
 (authorized 500,000,000 shares).....................................  $ 10.66
                                                                       =======

NET ASSETS CONSIST OF:
Paid in Capital............. $10,277
Undistributed Net Investment
 Income.....................      35
Accumulated Net Realized
 Loss.......................    (139)
Unrealized Appreciation on
 Investments and Foreign
 Currency Translations (Net
 of foreign taxes of $4)....     773
                             -------
NET ASSETS.................. $10,946
                             =======


FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

Under the terms of foreign currency exchange contracts open at June 30, 1997, the Portfolio is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

                                                                               NET
  CURRENCY                                   IN EXCHANGE                   UNREALIZED
 TO DELIVER     VALUE       SETTLEMENT           FOR           VALUE       GAIN (LOSS)
   (000)        (000)          DATE             (000)          (000)          (000)
 ----------     -----       ----------       -----------       -----       -----------
 U.S.$   1      $  1          7/2/97          THB    19        $  1           $ --
 THB 6,876       261         8/18/97          U.S.$ 259         259             (2)
                ----                                           ----           ----
                $262                                           $260           $ (2)
                ====                                           ====           ====

-------
(a)--Non-income producing security
(d)--Securities (totaling $639 or 5.8% of net assets at June 30, 1997) valued at fair value--See Note A-1 to financial statements.
ADR--American Depositary Receipt
GDR--Global Depositary Receipt
GDS--Global Depositary Shares
PCL--Public Company Limited
THB--Thai Baht
* At June 30, 1997, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Asian Equity Portfolio were:

                                                                                      NET
 COST             APPRECIATION                   (DEPRECIATION)                   APPRECIATION
 (000)               (000)                           (000)                           (000)
-------           ------------                   --------------                   ------------
$10,566              $1,182                          $(403)                           $779

For the period ended June 30, 1997, purchases and sales of investment securities for the Asian Equity Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $13,636,000 and $3,636,000, respectively.

    The accompanying notes are an integral part of the financial statements.

               SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION

                                                               VALUE     % OF
                   SECTOR DIVERSIFICATION                      (000)  NET ASSETS
                   ----------------------                     ------- ----------
Capital Equipment............................................ $ 1,139    10.4%
Consumer Products............................................   2,503    22.9
Energy.......................................................     807     7.4
Finance......................................................   4,719    43.1
Materials....................................................     433     4.0
Multi-Industry...............................................     247     2.2
Services.....................................................     804     7.3
Other........................................................     965     8.8
                                                              -------   -----
Total Investments............................................ $11,617   106.1%
                                                              =======   =====



    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
                       EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF NET ASSETS

(UNAUDITED)

JUNE 30, 1997

                                                                         VALUE
   SHARES                                                                (000)
 ----------                                                             -------

 COMMON STOCKS (86.6%)
 ARGENTINA (2.0%)
   (a)1,150 Nortel ADR...............................................   $    31
      1,020 Telecom Argentina ADR....................................        53
      6,780 Telefonica Argentina ADR.................................       235
      2,885 YPF ADR..................................................        89
                                                                        -------
                                                                            408
                                                                        -------
 BRAZIL (15.1%)
  3,874,000 Banco Bradesco (Preferred)...............................        39
    423,000 Brahma (Preferred).......................................       322
      3,330 Brahma ADR (Preferred)...................................        51
     (a)190 Celesc GDR, Class B (Preferred)..........................        26
  6,008,000 CEMIG (Preferred)........................................       310
      2,710 CEMIG ADR (Preferred)....................................       136
 (a)361,400 CRT (Preferred)..........................................       544
    110,000 Coneminas (Preferred)....................................        43
    573,000 Eletrobras...............................................       320
      2,677 Eletrobras ADR...........................................        75
        950 Eletrobras ADR, Class B (Preferred)......................        28
    103,000 Eletrobras, Class B (Preferred)..........................        61
    174,000 Itaubanco (Preferred)....................................        98
     89,000 Lightpar.................................................        35
  1,159,000 Lojas Arapua (Preferred).................................        19
      1,305 Lojas Arupua ADR (Preferred).............................        22
    552,000 Lojas Renner (Preferred).................................        28
   (a)1,470 Pao de Acucar ADR (Preferred)............................        34
    634,000 Petrobras (Preferred)....................................       176
    833,000 Telebras.................................................       113
      1,977 Telebras ADR (Preferred).................................       300
    955,000 Telebras (Preferred).....................................       145
  (a)88,000 TELESP...................................................        26
     27,836 TELESP (Preferred).......................................         9
   (a)2,955 Unibanco GDR (Preferred).................................       110
                                                                        -------
                                                                          3,070
                                                                        -------
 CHILE (0.6%)
      1,510 CCU ADR..................................................        33
        695 Enersis ADR..............................................        25
      1,700 Santa Isabel ADR.........................................        55
                                                                        -------
                                                                            113
                                                                        -------
 CHINA (0.1%)
     64,000 Guangshen Railway Co. Ltd., Class H......................        28
                                                                        -------
 COLOMBIA (0.2%)
     86,000 Banco de Colombia........................................        32
                                                                        -------

                                                                         VALUE
   SHARES                                                                (000)
 ----------                                                             -------

 EGYPT (0.7%)
      1,750 Commercial International Bank............................   $    37
      1,200 Eastern Tobacco..........................................        30
      1,000 Helwan Portland Cement Co. ..............................        21
        650 North Cairo Flour Mills Co. .............................        34
      1,000 Tora Portland Cement.....................................        25
                                                                        -------
                                                                            147
                                                                        -------
 HONG KONG (2.5%)
      7,000 Cheung Kong Holdings Ltd. ...............................        69
  (a)30,000 China Everbright-IHD Holdings Ltd. ......................        90
     90,000 China Resources Beijing Land.............................        67
     27,000 China Resources Enterprise Ltd. .........................       132
      4,000 Hutchison Whampoa Ltd. ..................................        35
      5,000 New World Development Co., Ltd. .........................        30
      9,000 Shanghai Industrial Holdings Ltd. .......................        56
     64,000 Zhenhai Rifining and Chemical Co. Ltd., Class H..........        23
                                                                        -------
                                                                            502
                                                                        -------
 HUNGARY (0.4%)
     (a)950 MOL Magyar Olaj-es Gazipari Rt. GDR......................        21
        350 Pannonplast Rt. .........................................        18
        280 Richter Gedeon Rt. ......................................        26
   (a)1,200 Tisza Vegyi Kombinat Rt. GDR.............................        20
                                                                        -------
                                                                             85
                                                                        -------
 INDIA (6.8%)
      2,500 Century Textiles and Industries Ltd. GDR.................       133
  (a)60,000 Crompton Greaves Ltd. GDR................................       177
     25,000 Indian Petrochemicals Corp. Ltd. GDR.....................       353
  (g)55,500 Morgan Stanley India Investment Fund, Inc. ..............       718
                                                                        -------
                                                                          1,381
                                                                        -------
 INDONESIA (4.6%)
     60,000 Astra International (Foreign)............................       247
  (d)80,004 Bank International Indonesia (Foreign)...................        69
 (d)171,000 Bank Negara Indonesia (Foreign)..........................       109
  (d)37,000 Bimantara Citra (Foreign)................................        65
  (d)24,000 Gudang Garam (Foreign)...................................       101
  (d)21,000 Hanjaya Mandala Sampoerna (Foreign)......................        80
  (d)64,000 Indah Kiat Pulp & Paper Corp. (Foreign)..................        37
  (d)27,000 Indofood Sukses Makmur (Foreign).........................        62
  (d)59,000 Matahari Putra Prima (Foreign)...........................       119
   (d)9,000 Mayora Indah (Foreign)...................................         5

                                                                          VALUE
   SHARES                                                                 (000)
 ----------                                                              -------

 INDONESIA--(CONTINUED)
   (d)4,000 Putra Surya Multidana (Foreign)...........................   $     6
  (d)22,000 Telekomunikasi Indonesia (Foreign)........................        36
                                                                         -------
                                                                             936
                                                                         -------
 ISRAEL (2.9%)
   (a)5,150 Blue Square-Israel Ltd. ADR...............................        89
      6,467 Elbit Ltd. ...............................................        22
      6,466 Elbit Medical Imaging Ltd. ...............................        46
      6,466 Elbit Systems Ltd. .......................................        77
        160 First International Bank of Israel Ltd., Class 5..........       123
        940 Koor Industries Ltd. .....................................        83
     48,950 Supersol Ltd. ............................................       157
                                                                         -------
                                                                             597
                                                                         -------
 KOREA (5.2%)
     13,300 Cho Hung Bank Co. Ltd. GDR................................        96
      2,000 Hansol Paper..............................................        51
   (d)4,400 Housing & Commercial Bank, Korea..........................        82
   (d)1,227 Kookmin Bank..............................................        23
      6,409 Kookmin Bank GDR..........................................       135
      2,000 Korea Electric Power Corp.................................        60
      2,600 Korea Electric Power Corp. ADR............................        49
      1,100 LG Information and Communication Ltd. ....................       136
        990 Pohang Iron & Steel Co. Ltd. ADR..........................        32
   (a)5,896 Samsung Electronics GDR...................................       331
   (d)4,040 Shinhan Bank Co., Ltd. ...................................        58
                                                                         -------
                                                                           1,053
                                                                         -------
 MALAYSIA
     18,000 Commerce Asset Holding Bhd................................        48
     10,000 Genting Bhd...............................................        48
      4,000 Rashid Hussain Bhd........................................        25
     13,000 Resorts World Bhd.........................................        39
      4,000 United Engineers Ltd. ....................................        29
                                                                         -------
                                                                             189
                                                                         -------
 MEXICO (10.0%)
      4,035 Apasco....................................................        29
  (a)37,979 Banacci, Class B..........................................        98
     (a)370 Bancomer ADR, Class B.....................................         4
 (a)192,325 Bancomer, Class B.........................................        93
      2,405 Carso ADR.................................................        34
      9,260 Carso, Class A1...........................................        64
      7,790 Cemex ADR, Class B........................................        75
     33,304 Cemex CPO.................................................       145
        920 Cemex CPO ADR.............................................         8
      6,300 Cemex, Class B............................................        31
      1,273 Cifra, Series A...........................................         2
     10,410 Cifra, Series C...........................................        17
      1,372 Desc ADR..................................................        40
     70,240 FEMSA, Class B............................................       419

                                                                          VALUE
   SHARES                                                                 (000)
 ----------                                                              -------

   (a)3,303 Gruma, Class B............................................   $    15
     (a)418 Gruma GDR (Registered)....................................         8
     27,255 Kimberly, Class A.........................................       109
     10,005 Maseca, Class B...........................................        11
  (a)10,285 Televisa CPO GDR..........................................       312
     10,810 Telmex ADR, Class L.......................................       516
                                                                         -------
                                                                           2,030
                                                                         -------
 PAKISTAN (3.0%)
     84,000 Fauji Fertilizer Co., Ltd. ...............................       165
   (a)7,600 Hub Power Co. ............................................         8
     15,000 Pakistan State Oil Co., Ltd. .............................       121
    406,700 Pakistan Telecommunications, Class A......................       309
                                                                         -------
                                                                             603
                                                                         -------
 PERU (0.4%)
      3,520 Tel Peru, Class A ADR.....................................        92
                                                                         -------
 POLAND (1.6%)
   (a)2,425 Agros Holding S.A., Class C...............................        65
        442 Agros Holding S.A., Class D...............................         9
     (a)800 Bank Handlowy W Warszawie.................................         9
      1,000 Bank Rozwoju Eksportu S.A. ...............................        21
        450 Bank Slaski S.A. .........................................        32
     19,760 BIG S.A. .................................................        24
      1,550 Debica S.A. ..............................................        32
      7,000 Elektrim S.A. ............................................        61
   (a)3,500 Exbud S.A. ...............................................        35
      8,400 Polifarb Wroclaw S.A. ....................................        31
                                                                         -------
                                                                             319
                                                                         -------
 RUSSIA (7.5%)
   (a)3,500 Gazprom ADR...............................................        58
   (a)3,400 LUKoil Holding ADR........................................       267
   (a)2,800 Mosenergo ADR.............................................       119
  (a)45,000 Rostelecom................................................       175
      3,400 Surgutneftegaz ADR........................................       182
     (a)800 Tatneft ADR...............................................        85
 (a)800,000 Unified Energy Systems....................................       289
   (a)9,600 Unified Energy Systems GDR................................       358
                                                                         -------
                                                                           1,533
                                                                         -------
 SOUTH AFRICA (8.1%)
      4,100 Amalgamated Banks of South Africa.........................        29
     10,500 Barlow Ltd. ..............................................       114
      2,900 De Beers Centenary AG.....................................       107
     13,000 Ellerine Holdings Ltd. ...................................        93
     10,100 First National Bank Holdings Ltd. ........................        87
     35,000 Gencor Ltd. ..............................................       161
     14,400 Illovo Sugar Ltd. ........................................        33
     10,000 Persetel Holdings Ltd. ...................................        70
     56,500 Polfin Ltd. ..............................................       106
     24,200 Rembrandt Group Ltd. .....................................       258
     27,600 Reunert Ltd. .............................................        95
     37,000 Sasol Ltd. ...............................................       485
                                                                         -------
                                                                           1,638
                                                                         -------

                                                                          VALUE
    SHARES                                                                (000)
 ------------                                                            -------

 TAIWAN (3.9%)
    (a)22,000 Acer, Inc. .............................................   $    79
    (a)19,500 Asustek Computer, Inc. .................................       258
     (a)9,000 China Development Corp. ................................        47
    (a)36,400 Compal Electronics......................................       144
       81,000 Far Eastern Textile Ltd. ...............................       127
       14,170 Formosa Plastics Corp. .................................        34
    (a)18,300 Kuoyang Construction....................................        44
       17,640 Siliconware Precision Industries Co. ...................        60
                                                                         -------
                                                                             793
                                                                         -------
 THAILAND (5.1%)
        6,800 Advanced Ino Service PCL................................        59
       12,000 Advanced Info Service PCL (Foreign).....................        86
       31,800 Bangkok Bank PCL (Foreign)..............................       219
        1,000 Banpu PCL (Foreign).....................................        15
        7,300 Central Pattana PCL (Foreign)...........................        10
       18,000 Industrial Finance (Foreign)............................        23
        5,000 Lanna Lignite PCL.......................................        35
        5,000 National Finance and Securities PCL.....................         3
       23,000 National Finance and Securities PCL (Foreign)...........        14
       18,800 National Petrochemical PCL..............................        19
        8,000 Shinawatra Computer Co. PCL.............................        55
    (d)11,600 Shinawatra Computer Co. PCL (Foreign)...................        80
        1,500 Siam Cement PCL (Foreign)...............................        26
       25,100 Siam Commercial Bank PCL (Foreign)......................       103
       47,100 Thai Farmers Bank PCL (Foreign).........................       200
        3,000 Tipco Asphalt PCL.......................................        16
       16,900 United Communications Industry PCL......................        70
                                                                         -------
                                                                           1,033
                                                                         -------
 TURKEY (3.8%)
    1,131,000 Bossa...................................................        25
    1,542,000 Eregli Demir Celik......................................       257
 (a)2,062,843 Garanti Bankasi A.S. ...................................        78
    3,766,044 Turkiye Garanti Bankasi A.S. ...........................       142
      370,000 Vestel Elektronik Sanayi ve Ticaret A.S. ...............        21
   11,159,400 Yapi ve Kredi Bankasi A.S. .............................       255
                                                                         -------
                                                                             778
                                                                         -------
 VENEZUELA (0.3%)
          820 Cantv ADR...............................................        35
       11,100 Electricidad de Caracas.................................        18
                                                                         -------
                                                                              53
                                                                         -------

                                                                         VALUE
   SHARES                                                                (000)
 -----------                                                            -------

 ZIMBABWE (0.9%)
      29,850 Delta Corp. Ltd. .......................................   $    46
      53,400 Meikles Africa Ltd. ....................................       131
                                                                            177
                                                                        -------
 TOTAL COMMON STOCKS
  (COST $15,348)......................................................   17,590
                                                                        -------
   NO. OF
   RIGHTS
 -----------
 RIGHTS (0.1%)
 BRAZIL (0.0%)
 (a,d)11,850 CRT.....................................................   $     3
                                                                        -------
 INDONESIA (0.1%)
 (a,d)57,600 Indah Kiat Pulp & Paper Corp. (Foreign), expiring
              8/18/97................................................        10
                                                                        -------
 MALAYSIA(0.0%)
  (a,d)3,600 Commerce Asset Holding Bhd, expiring 7/23/97............       --
                                                                        -------
 TOTAL RIGHTS
  (COST $0)...........................................................       13
                                                                        -------
   NO. OF
  WARRANTS
 -----------
 WARRANTS (0.0%)
 HONG KONG (0.0%)
        (a)2 Lai Sun Hotels Int, expiring 4/30/99....................       --
                                                                        -------
 INDONESIA (0.0%)
    (a)7,112 Bank International Indonesia (Foreign), expiring
              1/17/00................................................         3
   (a)10,240 Indah Kiat Pulp & Paper Corp. (Foreign), expiring
              7/11/02................................................         2
                                                                        -------
                                                                              5
                                                                        -------
 MALAYSIA (0.0%)
    (a)2,250 Commerce Asset Holding Bhd, expiring 3/16/02............       --
                                                                        -------
 TOTAL WARRANTS
  (COST $0)...........................................................        5
                                                                        -------
 TOTAL FOREIGN SECURITIES (86.7%)
  (COST $15,348)......................................................   17,608
                                                                        -------
    FACE
   AMOUNT
    (000)
 -----------
 SHORT-TERM INVESTMENT (10.8%)
 REPURCHASE AGREEMENT (10.8%)
      $2,188 Chase Securities, Inc. 5.70%, dated 6/30/97, due 7/1/97, to be repurchased at $2,188, collateralized by U.S.
              Treasury Notes, 5.625%, due 2/15/06, valued at $2,229
              (Cost $2,188)..........................................     2,188
                                                                        -------

    FACE
   AMOUNT                                                                 VALUE
    (000)                                                                 (000)
 -----------                                                             -------

 FOREIGN CURRENCY (1.3%)
 BRC      21 Brazilian Real...........................................   $    20
 COP   1,085 Colombian Pesos..........................................         1
 HKD       3 Hong Kong Dollar.........................................       --
 IDR     726 Indonesian Rupiah........................................       --
 KRW  16,650 Korea Won................................................        19
 MYR       2 Malaysian Ringgit........................................         1
 MXP      25 Mexican Peso.............................................         3
 PKR   5,092 Pakistani Rupee..........................................       126
 PHP      10 Philippines Peso.........................................       --
 PLZ      49 Polish Zloty.............................................        15
 ZAR      69 South African Rand.......................................        15
 TWD   1,551 Taiwan Dollar............................................        56
 TRL 444,838 Turkish Lira.............................................         3
                                                                         -------
 TOTAL FOREIGN CURRENCY
  (COST $260)..........................................................      259
                                                                         -------
 TOTAL INVESTMENTS (98.8%)
  (COST $17,796*)......................................................  $20,055
                                                                         -------

OTHER ASSETS (6.2%)
Cash............................................................ $ 423
Deferred Organization Costs.....................................   437
Receivable for Portfolio Shares Sold............................   150
Receivable for Investments Sold.................................   138
Dividends Receivable............................................    75
Due from Adviser................................................    49
                                                                 -----
                                                                          1,272
LIABILITIES (-5.0%)
Payable for Investments Purchased...............................  (840)
Professional Fees Payable.......................................   (77)
Payable for Closed Foreign Currency Contracts...................   (32)
Custodian Fees Payable..........................................   (31)
Administrative Fees Payable.....................................   (10)
Payable for Portfolio Shares Redeemed...........................    (4)
Deferred Foreign Taxes Payable..................................    (1)
Other Liabilities...............................................   (24)
                                                                 -----
                                                                         (1,019)
                                                                        -------
NET ASSETS (100%)...............................................        $20,308
                                                                        =======

                                                                         AMOUNT
                                                                          (000)
                                                                         -------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Applicable to 1,688,498 outstanding $0.001 par value shares (authorized
 500,000,000 shares)...................................................  $ 12.03
                                                                         =======
NET ASSETS CONSIST OF:
Paid in Capital........................................................  $17,343
Undistributed Net Investment Income....................................       83
Accumulated Net Realized Gain..........................................      654
Unrealized Appreciation on Investments and Foreign Currency
 Translations (Net of foreign taxes of $1).............................    2,228
                                                                         -------
Net assets.............................................................  $20,308
                                                                         =======

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

Under the terms of foreign currency exchange contracts open at June 30, 1997, the Portfolio is obligated to deliver U.S. Dollars in exchange for foreign currency as indicated below:

                                                                               NET
CURRENCY TO                                  IN EXCHANGE                   UNREALIZED
  DELIVER       VALUE       SETTLEMENT           FOR           VALUE       GAIN (LOSS)
   (000)        (000)          DATE             (000)          (000)          (000)
-----------     -----       ----------       -----------       -----       -----------
  U.S.$46        $46          7/1/97           ZAR 209          $46           $ --
  U.S.$26         26          7/2/97           THB 672           26             --
                 ---                                            ---           -----
                 $72                                            $72           $ --
                 ===                                            ===           =====

-------
(a)--Non-income producing security
(d)--Security valued at fair value--See Note A-1 to financial statements.
(g)--The Fund is advised by an affiliate.
ADR--American Depositary Receipt
CPO--Certificate of Participation
GDR--Global Depositary Receipt
PCL--Public Company Limited
THB--Thai Baht
* At June 30, 1997, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Emerging Markets Equity Portfolio were:

                                                                                      NET
 COST             APPRECIATION                   (DEPRECIATION)                   APPRECIATION
 (000)               (000)                           (000)                           (000)
-------           ------------                   --------------                   ------------
$17,536              $3,255                          $(995)                          $2,260

  For the period ended June 30, 1997, purchases and sales of investment securities for the Emerging Markets Equity Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $9,400,000 and $5,271,000, respectively.

                SUMMARY OF INVESTMENTS BYINDUSTRY CLASSIFICATION

                                                               VALUE     % OF
                   SECTOR DIVERSIFICATION                      (000)  NET ASSETS
                   ----------------------                     ------- ----------
Capital Equipment............................................ $ 1,819     9.0%
Consumer Goods...............................................     365     1.8
Consumer Products............................................   2,638    13.0
Energy.......................................................   2,380    11.7
Finance......................................................   3,014    14.8
Materials....................................................   1,967     9.7
Multi-Industry...............................................   1,450     7.1
Services.....................................................   3,975    19.6
Other........................................................   2,447    12.1
                                                              -------    ----
Total Investments............................................ $20,055    98.8%
                                                              =======    ====

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
GLOBAL EQUITY PORTFOLIO

STATEMENT OF NET ASSETS

(UNAUDITED)

JUNE 30, 1997

                                                                          VALUE
 SHARES                                                                   (000)
 ------                                                                   ------

 COMMON STOCKS (90.9%)
 AUSTRALIA (0.8%)
 14,300 CSR Ltd. ......................................................   $   55
                                                                          ------
 BELGIUM (1.3%)
  1,220 Delhaize-Le Lion, S.A. ........................................       64
    600 G.I.B. Holdings Ltd. ..........................................       29
                                                                          ------
                                                                              93
                                                                          ------
 CANADA (1.4%)
  1,350 Potash Corp. of Saskatchewan, Inc. ............................      102
                                                                          ------
 FRANCE (3.9%)
  2,000 Banque Nationale de Paris......................................       83
    190 Bongrain S.A. .................................................       74
    400 Groupe Danone..................................................       66
    370 Peugeot S.A. ..................................................       36
    700 Scor S.A. .....................................................       28
                                                                          ------
                                                                             287
                                                                          ------
 GERMANY (6.6%)
  1,300 BASF AG........................................................       48
  3,100 Bayer AG.......................................................      119
    100 Karstadt AG....................................................       36
  1,500 VEBA AG........................................................       85
     50 Viag AG........................................................       23
    225 Volkswagen AG..................................................      171
                                                                          ------
                                                                             482
                                                                          ------
 HONG KONG (1.4%)
 28,000 Jardine Strategic Holdings, Inc. ..............................      106
                                                                          ------
 IRELAND (2.3%)
  3,600 Clondalkin Group plc (Units)...................................       35
 26,500 Irish Life plc.................................................      136
                                                                          ------
                                                                             171
                                                                          ------
 JAPAN (10.4%)
     11 East Japan Railway Co. ........................................       56
  4,000 Fuji Photo Film Ltd. ..........................................      161
  5,000 Hitachi Ltd. ..................................................       57
  5,000 Kao Corp. .....................................................       69
  5,000 Matsushita Electric Industries Co., Ltd. ......................      101
      4 Nippon Telegraph & Telephone Corp. ............................       38
 29,000 NKK Corp. .....................................................       62
 12,000 Sumitomo Marine & Fire Insurance Co. ..........................       99
  1,000 TDK Corp. .....................................................       73
  2,200 Toyo Seikan Kaisha Ltd. .......................................       49
                                                                          ------
                                                                             765
                                                                          ------

                                                                          VALUE
  SHARES                                                                  (000)
 ---------                                                                ------

 NETHERLANDS (2.8%)
       200 Akzo Nobel N.V. ............................................   $   27
     2,100 ING Groep N.V. .............................................       97
     1,100 Philips Electronics N.V. ...................................       79
                                                                          ------
                                                                             203
                                                                          ------
 SPAIN (0.6%)
     3,600 Iberdrola S.A. .............................................       45
                                                                          ------
 SWITZERLAND (4.5%)
     (a)35 Ascom Holdings AG (Bearer)..................................       49
       160 Forbo Holding AG (Registered)...............................       69
        90 Holderbank Financiere Glarus AG, Class B (Bearer)...........       85
        70 Nestle S.A. (Registered)....................................       93
        40 Sulzer AG (Registered)......................................       34
                                                                          ------
                                                                             330
                                                                          ------
 UNITED KINGDOM (12.6%)
     5,800 Bass plc....................................................       71
     3,000 B.A.T. Industries plc.......................................       27
     3,850 Burmah Castrol plc..........................................       65
     9,155 Christian Salvesen plc......................................       43
     6,500 Grand Metropolitan plc......................................       62
    10,400 Imperial Tobacco Group plc..................................       67
    20,000 Matthews (Bernard) plc......................................       38
     5,000 Peninsular & Oriental Steam Navigation Co. .................       50
    15,950 Racal Electronics plc.......................................       64
     8,200 Reckitt & Colman plc........................................      122
     7,000 Rolls-Royce plc.............................................       27
     3,600 Scottish Hydro-Electric plc.................................       25
    12,900 Tate & Lyle plc.............................................       96
     4,200 Unilever plc................................................      120
     1,600 WPP Group plc...............................................       47
                                                                          ------
                                                                             924
                                                                          ------
 UNITED STATES (42.3%)
     2,100 Albertson's, Inc. ..........................................       77
    (a)900 AMR Corp. ..................................................       83
     2,004 Ascent Entertainment Group, Inc. ...........................       18
     1,200 AT&T Corp. .................................................       42
     1,600 BankBoston Corp. ...........................................      115
     2,000 Boise Cascade Corp. ........................................       71
     1,350 Borg-Warner Automotive, Inc. ...............................       73
     3,800 Browning-Ferris Industries, Inc. ...........................      126
     4,100 Comsat Corp. ...............................................       98
  (a)5,200 Data General Corp. .........................................      135
 (a)14,200 Egghead, Inc. ..............................................       56
     2,100 Enhance Financial Services Group, Inc. .....................       92
     2,000 Equitable Companies, Inc. ..................................       67
     2,200 Federal-Mogul Corp. ........................................       77
       800 Finova Group, Inc. .........................................       61
  (a)3,100 GenRad, Inc. ...............................................       70

                                                                         VALUE
  SHARES                                                                 (000)
 ---------                                                               ------

 UNITED STATES--(CONTINUED)
       700 Georgia Pacific Corp. .....................................   $   60
     3,230 Greenfield Industries, Inc. ...............................       87
     1,600 Greenpoint Financial Corp. ................................      107
     2,700 Houghton Mifflin Co. ......................................      180
     2,730 IBP, Inc. .................................................       64
  (a)9,600 InteliData Technologies Corp. .............................       46
     1,300 Limited (The), Inc. .......................................       26
       500 MBIA, Inc. ................................................       56
     1,500 MCI Communications Corp. ..................................       57
     1,400 Mellon Bank Corp. .........................................       63
  (a)1,350 NCR Corp. .................................................       40
     2,360 Penncorp Financial Group, Inc. ............................       91
       450 Pennzoil Co. ..............................................       35
     3,800 Pharmacia & Upjohn, Inc. ..................................      132
     4,500 Philip Morris Cos., Inc. ..................................      200
     1,300 Polaroid Corp. ............................................       72
  (a)2,950 Rohr, Inc. ................................................       65
     1,700 Tandy Corp. ...............................................       95
     1,700 Tecumseh Products Co., Class A.............................      102
     2,450 Terra Nova (Bermuda) Holdings Ltd. ........................       52
    (a)950 Toys "R" Us, Inc. .........................................       33
     2,400 UST Corp. .................................................       54
  (a)3,800 Waban, Inc. ...............................................      122
                                                                         ------
                                                                          3,100
                                                                         ------
 TOTAL COMMON STOCKS
  (COST $5,880)........................................................   6,663
                                                                         ------
   FACE
  AMOUNT
   (000)
 ---------
 SHORT-TERM INVESTMENT (9.5%)
 REPURCHASE AGREEMENT (9.5%)
      $697 Chase Securities, Inc. 5.70%, dated 6/30/97, due 7/1/97, to be repurchased at $697, collateralized by U.S. Treasury
            Notes, 5.625%, due 2/15/06, valued at $711 (Cost $697)....      697
                                                                         ------
 FOREIGN CURRENCY (0.3%)
 BEF    52 Belgian Franc..............................................        1
 DEM     1 Deutsche Mark..............................................        1
 FRF    69 French Franc...............................................       12
 JPY   301 Japanese Yen...............................................        3
 NLG     1 Netherlands Guilder........................................        1
 CHF     2 Swiss Franc................................................        1
                                                                         ------
 TOTAL FOREIGN CURRENCY
  (COST $20)...........................................................      19
                                                                         ------
 TOTAL INVESTMENTS (100.7%)
  (COST $6,597*).......................................................  $7,379
                                                                         ------

                                                                      VALUE
                                                                      (000)
                                                                   ------------
OTHER ASSETS (0.9%)
Cash.............................................................. $  1
Receivable for Portfolio Shares Sold..............................   35
Dividends Receivable..............................................   19
Foreign Withholding Tax Reclaim Receivable........................    5
Receivable for Investments Sold...................................    4
                                                                   ----
                                                                             64
LIABILITIES (-1.6%)
Payable for Investments Purchased.................................  (86)
Professional Fees Payable.........................................  (14)
Administrative Fees Payable.......................................   (3)
Custodian Fees Payable............................................   (3)
Investment Advisory Fees Payable..................................   (2)
Other Liabilities.................................................   (9)
                                                                   ----
                                                                           (117)
                                                                         ------
NET ASSETS (100%).................................................       $7,326
                                                                         ======

                                                                        AMOUNT
                                                                        (000)
                                                                        ------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Applicable to 637,379 outstanding $0.001 par value shares (authorized
 500,000,000 shares)................................................... $11.49
                                                                        ======
NET ASSETS CONSIST OF:
Paid in Capital........................................................ $6,483
Undistributed Net Investment Income....................................     50
Accumulated Net Realized Gain..........................................     10
Unrealized Appreciation on Investments and
 Foreign Currency Translations.........................................    783
                                                                        ------
NET ASSETS............................................................. $7,326
                                                                        ======

-------
(a)--Non-income producing security
* At June 30, 1997, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Global Equity Portfolio were:

                                                                                      NET
  COST            APPRECIATION                   (DEPRECIATION)                   APPRECIATION
 (000)               (000)                           (000)                           (000)
 ------           ------------                   --------------                   ------------
 $6,577               $869                            $(86)                           $783

For the period ended June 30, 1997, purchases and sales of investment securities for the Global Equity Portfolio, other than long-term U.S. Government securities and short-term investments, were $6,026,000 and $151,000, respectively.

               SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION

                                                              VALUE     % OF
                   SECTOR DIVERSIFICATION                     (000)   NET ASSETS
                   ----------------------                     ------ -----------
Capital Equipment............................................ $1,392     19.0%
Consumer Products............................................  1,669     22.8
Energy.......................................................     80      1.1
Finance......................................................  1,200     16.4
Materials....................................................    556      7.6
Mining.......................................................    161      2.2
Multi-Industry...............................................    370      5.0
Services.....................................................    942     12.8
Tobacco......................................................    293      4.0
Other........................................................    716      9.8
                                                              ------    -----
Total Investments............................................ $7,379    100.7%
                                                              ======    =====





    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
INTERNATIONAL MAGNUM PORTFOLIO

STATEMENT OF NET ASSETS

(UNAUDITED)

JUNE 30, 1997

                                                                          VALUE
 SHARES                                                                   (000)
 ------                                                                  -------

 COMMON STOCKS (92.3%)
 AUSTRALIA (2.9%)
  8,528 Amcor Ltd. ...................................................   $    57
  5,300 Broken Hill Proprietary Co., Ltd. ............................        78
  4,600 Commonwealth Bank of Australia................................        55
  2,300 Lend Lease Corp., Ltd. .......................................        49
 11,700 News Corp., Ltd. .............................................        56
  3,830 National Australia Bank, Ltd. ................................        55
 12,200 WMC Ltd. .....................................................        77
                                                                         -------
                                                                             427
                                                                         -------
 AUSTRIA (0.6%)
  1,000 Boehler-Uddeholm AG...........................................        78
    130 Radex-Heraklith Industriebet AG...............................         5
                                                                         -------
                                                                              83
                                                                         -------
 BELGIUM (0.5%)
  1,640 G.I.B. Holdings Ltd. .........................................        78
                                                                         -------
 DENMARK (1.3%)
  1,700 BG Bank A/S...................................................        94
  1,650 Unidanmark A/S, Class A (Registered)..........................        93
                                                                         -------
                                                                             187
                                                                         -------
 FINLAND (1.3%)
    210 Kone Oy, Class B..............................................        25
 12,100 Merita Ltd., Class A..........................................        40
  7,900 Rautaruukki Oy................................................        83
  2,300 Valmet Corp. .................................................        40
                                                                         -------
                                                                             188
                                                                         -------
 FRANCE (6.6%)
    300 Alcatel Alsthom...............................................        38
    950 Banque Nationale de Paris.....................................        39
    140 Bongrain S.A. ................................................        55
    770 Cie de Saint Gobain...........................................       112
    800 Elf Aquitaine S.A. ...........................................        86
    600 Eridania Beghin-Say S.A. .....................................        90
    620 Groupe Danone.................................................       103
  1,450 Lafarge S.A. .................................................        90
  1,800 Legris Industries S.A. .......................................        85
 (a)900 SGS-Thomson Microelectronics N.V. ............................        71
  1,220 Total S.A., Class B...........................................       123
  4,500 Usinor Sacilor................................................        81
                                                                         -------
                                                                             973
                                                                         -------

                                                                          VALUE
 SHARES                                                                   (000)
 ------                                                                  -------

 GERMANY (5.4%)
  2,160 BASF AG.......................................................   $    80
  2,070 Bayer AG......................................................        80
     70 Buderus AG....................................................        39
  4,840 Gerresheimer Glas AG..........................................        81
  5,200 Lufthansa AG..................................................       100
 (a)410 Metro AG......................................................        45
  1,700 VEBA AG.......................................................        96
    200 Viag AG.......................................................        91
    240 Volkswagen AG.................................................       182
                                                                         -------
                                                                             794
                                                                         -------
 HONG KONG (4.3%)
 11,000 Cheung Kong Holdings Ltd. ....................................       109
 15,000 China Resources Enterprise Ltd. ..............................        74
  8,000 Dao Heng Bank Group Ltd. .....................................        44
  6,000 Henderson Land Development Co., Ltd. .........................        53
  7,000 Hutchison Whampoa Ltd. .......................................        60
  4,000 HSBC Holdings plc.............................................       120
  9,000 New World Development Co., Ltd. ..............................        54
 10,000 Shanghai Industrial Holdings Ltd. ............................        62
  4,000 Sun Hung Kai Properties Ltd. .................................        48
                                                                         -------
                                                                             624
                                                                         -------
 ITALY (2.5%)
 18,000 Editoriale L'Expresso S.p.A. .................................        60
  8,600 Marzotto (Gaetano) & Figli S.p.A. ............................        72
 29,800 Sogefi S.p.A. ................................................        75
 22,500 Stet Di Risp (NCS)............................................        78
 39,000 Telecom Italia S.p.A., Di Risp (NCS)..........................        77
                                                                         -------
                                                                             362
                                                                         -------
 JAPAN (29.5%)
  8,000 Amada Co., Ltd. ..............................................        71
  7,000 Asahi Tec Corp. ..............................................        34
  5,000 Canon, Inc. ..................................................       136
  4,000 Dai Nippon Printing Co., Ltd. ................................        90
 11,000 Daicel Chemical Industry Ltd. ................................        43
  6,000 Daifuku Co., Ltd. ............................................        79
  5,000 Daikin Industries Ltd. .......................................        45
  1,200 FamilyMart....................................................        59
  3,000 Fuji Machine Manufacturing Co. ...............................       109
  3,000 Fuji Photo Film Ltd. .........................................       121
  4,000 Fujitec Co., Ltd. ............................................        47
  9,000 Fujitsu Ltd. .................................................       125
 15,000 Furukawa Electric Co. ........................................        95
  3,000 Hitachi Credit Corp. .........................................        58
 11,000 Hitachi Ltd. .................................................       123
  5,000 Inabata & Co. ................................................        34
 11,000 Kaneka Corp. .................................................        69
  3,000 Kurita Water Industries.......................................        80
  1,000 Kyocera Ltd. .................................................        79
  4,000 Kyudenko Co., Ltd. ...........................................        34
  3,000 Lintec........................................................        55

                                                                          VALUE
 SHARES                                                                   (000)
 ------                                                                  -------

 JAPAN--(CONTINUED)
  6,000 Matsushita Electric Industries Ltd. ..........................   $   121
 19,000 Mitsubishi Chemical Corp. ....................................        62
  4,000 Mitsubishi Estate Co., Ltd. ..................................        58
 12,000 Mitsubishi Heavy Industries Ltd. .............................        92
  4,000 Mitsumi Electric Co., Ltd. ...................................        95
  2,000 Murata Manufacturing Co., Ltd. ...............................        80
 10,000 NEC Corp. ....................................................       140
  3,000 Nifco, Inc. ..................................................        31
  1,000 Nintendo Corp., Ltd. .........................................        84
     12 Nippon Telegraph & Telephone..................................       115
 12,000 Nissan Motor Co. .............................................        93
  5,000 Nissha Printing...............................................        58
 10,000 Obayashi Corp. ...............................................        67
  9,000 Ricoh Co., Ltd. ..............................................       118
  3,000 Rinnai Corp. .................................................        64
  1,000 Sangetsu Co., Ltd. ...........................................        21
  4,000 Sankyo Co., Ltd. .............................................       134
  7,000 Sanwa Shutter.................................................        63
  6,000 Sekisui Chemical Co. .........................................        61
  6,000 Sekisui House Ltd. ...........................................        61
  1,000 Shimamura Co., Ltd. ..........................................        36
  1,500 Sony Corp. ...................................................       131
  8,000 Sumitomo Marine & Fire Insurance Co. .........................        66
  6,000 Suzuki Motor Co., Ltd. .......................................        76
 13,000 Taisei Corp. .................................................        60
  2,000 TDK Corp. ....................................................       147
  3,200 Tokyo Electron Ltd. ..........................................       153
 17,000 Toshiba Corp. ................................................       109
  4,000 Toyota Motor Corp. ...........................................       118
 10,000 Tsubakimoto Chain.............................................        61
  3,000 Yamaha Corp. .................................................        55
  4,000 Yamanouchi Pharmaceutical Co. ................................       108
                                                                         -------
                                                                           4,324
                                                                         -------
 MALAYSIA (1.9%)
 15,000 Berjaya Group Bhd.............................................        18
 10,000 Commerce Asset Holding Bhd....................................        26
  1,000 Dialog Group Bhd..............................................        15
  3,000 Genting Bhd...................................................        14
  6,000 IJM Corp. Bhd.................................................        13
  4,000 Malayan Banking Bhd...........................................        42
  5,000 Malaysian International Shipping Bhd (Foreign)................        13
  6,000 Malaysian Resources Corp., Bhd................................        17
  5,000 Rashid Hussain Bhd............................................        32
  5,000 Resorts World Bhd.............................................        15
 13,000 Sime Darby Bhd................................................        43
  4,000 United Engineers (Malaysia) Ltd. .............................        29
                                                                         -------
                                                                             277
                                                                         -------
 NETHERLANDS (5.6%)
  4,250 ABN Amro Holdings N.V. .......................................        79
    860 Akzo Nobel N.V. ..............................................       118
    306 Hollandsche Beton Groep N.V. .................................        70
  2,636 ING Groep N.V. ...............................................       122

                                                                          VALUE
  SHARES                                                                  (000)
 ---------                                                               -------

     1,300 KLM Royal Dutch Airlines N.V. .............................   $    40
     1,100 Koninklijke Bijendorf Beheer N.V. .........................        77
     4,100 Koninklijke KNP BT N.V. ...................................        93
     1,600 Koninklijke Van Ommeren N.V. ..............................        62
     2,300 Philips Electronics N.V. ..................................       165
                                                                         -------
                                                                             826
                                                                         -------
 NEW ZEALAND (0.3%)
    15,600 Fletcher Challenge Paper...................................        38
                                                                         -------
 NORWAY (1.1%)
    10,700 Den Norske Bank ASA........................................        42
     4,900 Saga Petroleum ASA, Class B................................        85
  (a)4,300 Storebrand ASA.............................................        26
                                                                         -------
                                                                             153
                                                                         -------
 SINGAPORE (2.1%)
     6,000 Datacraft Asia Ltd. .......................................        19
     2,000 Development Bank of Singapore Ltd. (Foreign)...............        25
    11,000 Electronic Resources Ltd. .................................        17
    14,000 NatSteel Ltd. .............................................        36
     2,400 Oversea-Chinese Banking Corp. (Foreign)....................        25
 (a)12,000 Pacific Century Regional Development.......................        17
     2,000 Parkway Holdings Ltd. .....................................         9
     2,000 Singapore Press Holdings (Foreign).........................        40
    21,000 Summit Holdings Ltd. ......................................        16
 (a)24,000 Super Coffeemix Manufacturing Ltd. ........................        20
     3,000 United Overseas Bank Ltd. (Foreign)........................        31
 (a)10,800 Want Want Holdings.........................................        36
     6,000 Wing Tai Holdings Ltd. ....................................        17
                                                                         -------
                                                                             308
                                                                         -------
 SPAIN (2.9%)
     1,030 Banco Bilbao Vizcaya S.A. (Registered).....................        84
     7,700 Iberdrola S.A. ............................................        97
     3,800 Telefonica de Espana S.A. .................................       110
    11,420 Uralita S.A. ..............................................       128
                                                                         -------
                                                                             419
                                                                         -------
 SWEDEN (3.4%)
     1,700 Esselte AB, Class B........................................        40
     3,800 Nordbanken AB..............................................       128
     1,200 Pharmacia & Upjohn, Inc. ..................................        40
     1,640 Skandia Forsakrings AB.....................................        60
     2,160 S.K.F. AB, Class B.........................................        56
     2,650 Sparbaken Sverige AB, Class A..............................        59
     3,100 Spectra-Physics AB, Class A................................        56
     1,960 Svenska Handelsbanken, Class A.............................        63
                                                                         -------
                                                                             502
                                                                         -------
 SWITZERLAND (7.2%)
     (a)30 Baloise Holdings Ltd. (Registered).........................        72
        50 Bobst AG (Bearer)..........................................        85
       270 Forbo Holdings AG (Registered).............................       116

                                                                          VALUE
 SHARES                                                                   (000)
 ------                                                                  -------

 SWITZERLAND--(CONTINUED)
    130 Holderbank Financiere Glarus AG, Class B (Bearer).............   $   123
    120 Nestle S.A. (Registered)......................................       158
     50 Novartis AG (Registered)......................................        80
    340 Oerlikon-Buehrle Holding AG (Registered)......................        40
     65 Schindler Holding AG (Registered).............................        83
     60 Schweizerisch Industrie-Gesellschaft Holdings (Registered)....        89
    140 Sulzer AG (Registered)........................................       120
 (a)250 Valora Holding AG (Registered)................................        53
    100 Zurich Versicherungs (Registered).............................        40
                                                                         -------
                                                                           1,059
                                                                         -------
 UNITED KINGDOM (12.9%)
  9,450 Associated British Foods plc..................................        81
  7,654 Bank of Scotland..............................................        49
  7,900 Bass plc......................................................        96
  9,000 BAT Industries plc............................................        80
 10,800 BG plc........................................................        40
 13,200 British Telecommunications plc................................        98
  7,100 Burmah Castrol plc............................................       120
 23,000 Christian Salvesen plc........................................       108
 17,600 Courtaulds Textiles plc.......................................        90
 14,800 Grand Metropolitan plc........................................       142
 21,000 Imperial Tobacco Group plc....................................       135
 23,867 John Mowlem & Co. plc.........................................        49
 16,000 Kwik Save Group plc...........................................        81
  3,900 Peninsular & Oriental Steam Navigation Co. ...................        39
    600 Premier Farnell plc...........................................         5
 20,000 Racal Electronics plc.........................................        80
  8,279 Reckitt & Colman plc..........................................       124
 12,116 Royal & Sun Alliance Insurance Group plc......................        90
 10,500 Scottish Hydro-Electric plc...................................        73
 16,300 Tate & Lyle plc...............................................       121
  3,100 Unilever plc..................................................        89
 25,000 WPP Group plc.................................................       102
                                                                         -------
                                                                           1,892
                                                                         -------
 TOTAL COMMON STOCKS
  (COST $12,187).......................................................   13,514
                                                                         -------
 PREFERRED STOCKS (1.5%)
 GERMANY (1.5%)
    240 Dyckerhoff AG.................................................        87
    930 Hornbach Holding AG...........................................        77
    110 Suedzucker AG.................................................        59
                                                                         -------
 TOTAL PREFERRED STOCKS
  (COST $192)..........................................................      223
                                                                         -------

  NO. OF                                                                 VALUE
  RIGHTS                                                                 (000)
 --------                                                               -------

 RIGHTS (0.0%)
 MALAYSIA (0.0%)
 (a)2,000 Commerce Asset Holding Bhd, expiring 7/23/97...............   $   --
                                                                        -------
 SWITZERLAND (0.0%)
   (a)100 Sulzer AG, expiring 7/11/97................................       --
                                                                        -------
 TOTAL RIGHTS
  (COST $0)...........................................................      --
                                                                        -------
  NO. OF
 WARRANTS
 --------
 WARRANTS (0.0%)
 MALAYSIA (0.0%)
 (a)1,250 Commerce Asset Holding Bhd, expiring 3/16/02...............       --
   (a)714 Rashid Hussain Bhd, expiring 12/31/02......................       --
                                                                        -------
 TOTAL WARRANTS
  (COST $0)...........................................................      --
                                                                        -------
 TOTAL FOREIGN SECURITIES (93.8%)
  (COST $12,379)......................................................   13,737
                                                                        -------
   FACE
  AMOUNT
  (000)
 --------
 SHORT-TERM INVESTMENT (10.2%)
 REPURCHASE AGREEMENT (10.2%)
   $1,489 Chase Securities, Inc. 5.70%, dated 6/30/97, due 7/1/97, to be repurchased at $1,489, collateralized by U.S. Treasury
           Notes, 5.625%, due 2/15/06, valued at $1,518
           (Cost $1,489).............................................     1,489
                                                                        -------

   AMOUNT
   (000)
 ----------
 FOREIGN CURRENCY (1.2%)
 BEF    779 Belgian Franc.............................................   $    22
 DEM      8 Deutsche Mark.............................................         5
 FRF     85 French Franc..............................................        15
 ITL  7,332 Italian Lira..............................................         4
 JPY 11,781 Japanese Yen..............................................       103
 NLG     55 Netherlands Guilder.......................................        28
 SGD      1 Singapore Dollar..........................................       --
 ESP    166 Spanish Peseta............................................         1
 CHF      5 Swiss Franc...............................................         3
                                                                         -------
 TOTAL FOREIGN CURRENCY
  (COST $182)..........................................................      181
                                                                         -------
 TOTAL INVESTMENTS (105.2%)
  (COST $14,050*)......................................................  $15,407
                                                                         -------

                                                                    VALUE
                                                                    (000)
                                                                --------------
OTHER ASSETS (1.7%)
Cash........................................................... $  91
Receivable for Portfolio Shares Sold...........................    49
Dividends Receivable...........................................    46
Net Unrealized Gain on Foreign Currency Exchange Contracts.....    45
Foreign Withholding Tax Reclaim Receivable.....................    10
Receivable for Investments Sold................................     8
                                                                -----
                                                                           249
LIABILITIES (-6.9%)
Payable for Investments Purchased..............................  (966)
Custodian Fees Payable.........................................   (16)
Investment Advisory Fees Payable...............................    (6)
Administrative Fees Payable....................................    (5)
Professional Fees Payable......................................    (2)
Payable for Closed Foreign Currency Contracts..................    (1)
Other Liabilities..............................................   (17)
                                                                -----
                                                                        (1,013)
                                                                       -------
NET ASSETS (100%)..............................................        $14,643
                                                                       =======
Net asset Value, Offering and Redemption Price Per Share
Applicable to 1,255,156 outstanding $0.001 par value shares
 (authorized 500,000,000 shares)...............................        $ 11.67
                                                                       =======
NET ASSETS CONSIST OF:
Paid in Capital................................................        $12,802
Undistributed Net Investment Income............................            109
Accumulated Net Realized Gain..................................            328
Unrealized Appreciation on Investments and Foreign Currency
 Translations..................................................          1,404
                                                                       -------
NET ASSETS.....................................................        $14,643
                                                                       =======



    The accompanying notes are an integral part of the financial statements.

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

Under the terms of foreign currency exchange contracts open at June 30, 1997, the Portfolio is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

                                                                                 NET
CURRENCY TO                                   IN EXCHANGE                    UNREALIZED
  DELIVER       VALUE        SETTLEMENT           FOR           VALUE        GAIN (LOSS)
   (000)        (000)           DATE             (000)          (000)           (000)
-----------     ------       ----------       -----------       ------       -----------
U.S.$   125     $  125        8/18/97          NLG   242        $  124           $(1)
U.S.$   125        125        8/18/97          CHF   178           123            (2)
NLG     641        328        8/18/97          U.S.$ 338           338            10
CHF      19         13        8/18/97          U.S.$  13            13           --
CHF     499        344        8/18/97          U.S.$ 351           351             7
JPY 100,442        884        8/25/97          U.S.$ 900           900            16
DEM     590        340        8/29/97          U.S.$ 344           344             4
U.S.$   100        100        8/29/97          DEM   172            99            (1)
BEF   1,475         41        8/29/97          DEM    42            42             1
U.S.$    25         25        8/29/97          BEF   886            25           --
U.S.$   150        150        9/15/97          FRF   868           149            (1)
FRF   2,218        379        9/15/97          U.S.$ 391           391            12
                ------                                          ------           ---
                $2,854                                          $2,899           $45
                ======                                          ======           ===

-------
(a)--Non-income producing security
NCS--Non Convertible Shares
* At June 30, 1997, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the International Magnum Portfolio were:

                                                                                      NET
 COST             APPRECIATION                   (DEPRECIATION)                   APPRECIATION
 (000)               (000)                           (000)                           (000)
-------           ------------                   --------------                   ------------
$13,868              $1,533                          $(175)                          $1,358

For the period ended June 30, 1997, purchases and sales of investment securities for the International Magnum Portfolio other than long-term U.S. Government securities and short-term investments were $14,030,000 and $1,701,000, respectively.

               SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION

                                                               VALUE     % OF
                   SECTOR DIVERSIFICATION                      (000)  NET ASSETS
                   ----------------------                     ------- ----------
Capital Equipment............................................ $ 2,606    17.8%
Consumer Products............................................   2,982    20.4
Electrical and Electronics...................................   1,717    11.7
Energy.......................................................     615     4.2
Finance......................................................   2,304    15.7
Materials....................................................   1,569    10.7
Multi-Industry...............................................     271     1.9
Services.....................................................   1,673    11.4
Other........................................................   1,670    11.4
                                                              -------   -----
Total Investments............................................ $15,407   105.2%
                                                              =======   =====

MORGAN STANLEY UNIVERSAL FUNDS, INC.
EQUITY GROWTH PORTFOLIO

STATEMENT OF NET ASSETS

(UNAUDITED)

JUNE 30, 1997

                                                                          VALUE
  SHARES                                                                  (000)
 --------                                                                 ------

 COMMON STOCK (94.9%)
 CAPITAL GOODS--CONSTRUCTION (10.4%)
  AEROSPACE & DEFENSE (10.4%)
      900 Boeing Co. ..................................................   $   48
      700 Gulfstream Aerospace Corp. ..................................       21
   (a)700 Litton Industries, Inc. .....................................       34
      900 McDonnell Douglas Corp. .....................................       62
      900 Thiokol Corp. ...............................................       63
    2,200 United Technologies Corp. ...................................      182
                                                                          ------
 TOTAL CAPITAL GOODS--CONSTRUCTION......................................     410
                                                                          ------
 CONSUMER CYCLICAL (23.4%)
  AUTOMOTIVE (1.0%)
      500 Ford Motor Co. ..............................................       19
   (a)500 O'Reilly Automotive, Inc. ...................................       19
                                                                          ------
                                                                              38
                                                                          ------
  BROADCAST-- RADIO & TELEVISION (3.0%)
 (a)1,300 Clear Channel Communications, Inc. ..........................       80
   (a)400 Heftel Broadcasting Corp., Class A...........................       22
      400 Time Warner, Inc. ...........................................       19
                                                                          ------
                                                                             121
                                                                          ------
  ENTERTAINMENT & LEISURE (2.6%)
 (a)2,900 GTECH Holdings Corp. ........................................       94
      300 WMS Industries, Inc. ........................................        7
                                                                          ------
                                                                             101
                                                                          ------
  FOOD SERVICE (2.3%)
    1,700 Cracker Barrel Old Country Store, Inc. ......................       45
      600 Einstein/Noah Bagel Corp. ...................................        7
      800 McDonald's Corp. ............................................       39
                                                                          ------
                                                                              91
                                                                          ------
  GAMING & LODGING (9.2%)
 (a)5,700 HFS, Inc. ...................................................      331
    2,000 International Game Technology................................       35
                                                                          ------
                                                                             366
                                                                          ------
  PUBLISHING (2.4%)
      200 Gannett Co., Inc. ...........................................       20
 (a)6,300 K-III Communications Corp. ..................................       75
                                                                          ------
                                                                              95
                                                                          ------
  RETAIL--FOOD (0.3%)
      400 Dominick's Supermarkets, Inc. ...............................       11
                                                                          ------

                                                                         VALUE
 SHARES                                                                  (000)
 ------                                                                  ------

  RETAIL--GENERAL (2.6%)
  1,300 Home Depot, Inc. .............................................   $   90
 (a)500 Woolworth Corp. ..............................................       12
                                                                         ------
                                                                            102
                                                                         ------
 TOTAL CONSUMER CYCLICAL...............................................     925
                                                                         ------
 CONSUMER STAPLES (13.0%)
  BEVERAGES (2.0%)
  3,400 Coca Cola Enterprises, Inc. ..................................       78
                                                                         ------
  CIGARETTES (6.6%)
  5,900 Philip Morris Cos., Inc. .....................................      262
                                                                         ------
  FOOD (1.1%)
    900 Campbell Soup Co. ............................................       45
                                                                         ------
  HOSPITAL SUPPLIES & SERVICES (3.3%)
    700 Aetna, Inc. ..................................................       71
    800 Becton Dickinson & Co. .......................................       40
    500 Columbia/HCA Healthcare Corp. ................................       20
                                                                         ------
                                                                            131
                                                                         ------
 TOTAL CONSUMER STAPLES................................................     516
                                                                         ------
  DIVERSIFIED (11.6%)
  1,100 Allied Signal, Inc. ..........................................       92
   (a)2 Berkshire Hathaway, Inc., Class A.............................       94
    600 Hillenbrand Industries........................................       29
  1,700 ITT Industries, Inc. .........................................       44
    900 Loews Corp. ..................................................       90
  1,100 Textron, Inc. ................................................       73
  2,000 Viad Corp. ...................................................       39
                                                                         ------
 TOTAL DIVERSIFIED.....................................................     461
                                                                         ------
 ENERGY (2.3%)
  COAL, GAS, & OIL (2.3%)
 (a)200 AES Corp. ....................................................       14
    300 Amoco Corp. ..................................................       26
    200 British Petroleum Co. plc ADR.................................       15
 (a)300 Diamond Offshore Drilling, Inc. ..............................       23
    100 Schlumberger, Ltd. ...........................................       13
                                                                         ------
 TOTAL ENERGY..........................................................      91
                                                                         ------
 FINANCE (20.5%)
  BANKING (7.0%)
  1,000 BankAmerica Corp. ............................................       65
    400 Chase Manhattan Corp. ........................................       39
    400 Citicorp......................................................       48
    400 H.F. Ahmanson & Co. ..........................................       17
    400 Wells Fargo & Co. ............................................      108
                                                                         ------
                                                                            277
                                                                         ------
  FINANCIAL SERVICES (5.8%)
    800 American Express Co. .........................................       60
    700 Charles Schwab Corp. .........................................       28
    100 CIGNA Corp. ..................................................       18
    500 Franklin Resources, Inc. .....................................       36
    700 Merrill Lynch & Co. ..........................................       42

                                                                         VALUE
  SHARES                                                                 (000)
 --------                                                                ------

  FINANCIAL SERVICES--(CONTINUED)
      200 Ocwen Financial Corp. ......................................   $    7
      300 Student Loan Marketing Association..........................       38
                                                                         ------
                                                                            229
                                                                         ------
  INSURANCE (7.7%)
    1,000 Ace Ltd. ...................................................       74
    1,800 CMAC Investment Corp. ......................................       86
   (a)500 CNA Financial Corp. ........................................       53
      400 Equitable of Iowa Cos. .....................................       22
      500 MGIC Investment Corp. ......................................       24
      200 Progressive Corp. ..........................................       17
    1,200 USF&G Corp. ................................................       29
                                                                         ------
                                                                            305
                                                                         ------
 TOTAL FINANCE.........................................................     811
                                                                         ------
 MATERIALS (1.0%)
  CHEMICALS (1.0%)
      300 E.I. DuPont de Nemours & Co. ...............................       19
      500 Monsanto Co. ...............................................       21
                                                                         ------
 TOTAL MATERIALS.......................................................      40
                                                                         ------
 SERVICES (2.5%)
  PROFESSIONAL SERVICES (0.3%)
      400 Snyder Communications, Inc. ................................       11
                                                                         ------
  TRANSPORTATION (2.2%)
   (a)500 AMR Corp. ..................................................       46
 (a)1,200 US Airways Group, Inc. .....................................       42
                                                                         ------
                                                                             88
                                                                         ------
 TOTAL SERVICES........................................................      99
                                                                         ------
 TECHNOLOGY (10.2%)
  COMPUTERS (1.6%)
   (a)300 Compaq Computer Corp. ......................................       30
   (a)200 Dell Computer Corp. ........................................       23
   (a)300 Seagate Technology, Inc. ...................................       11
                                                                         ------
                                                                             64
                                                                         ------
  ELECTRONICS (2.9%)
   (a)400 Applied Materials, Inc. ....................................       28
      200 Intel Corp. ................................................       28
      400 Linear Technology Corp. ....................................       21
      300 Motorola, Inc. .............................................       23
      200 Texas Instruments, Inc. ....................................       17
                                                                         ------
                                                                            117
                                                                         ------
  OFFICE EQUIPMENT (2.2%)
      700 International Business Machines Corp. ......................       63
      300 Xerox Corp. ................................................       24
                                                                         ------
                                                                             87
                                                                         ------
  SOFTWARE SERVICES (2.9%)
   (a)300 America Online, Inc. .......................................       17
   (a)500 Microsoft Corp. ............................................       63
   (a)400 Oracle Corp. ...............................................       20
   (a)400 Sterling Commerce, Inc. ....................................       13
                                                                         ------
                                                                            113
                                                                         ------

                                                                         VALUE
 SHARES                                                                  (000)
 ------                                                                  ------

  TELECOMMUNICATIONS (0.6%)
 (a)200 Globalstar Telecommunications Ltd. ...........................   $    6
 (a)200 Iridium World Communications Ltd. ............................        3
 (a)500 WorldCom, Inc. ...............................................       16
                                                                         ------
                                                                             25
                                                                         ------
 TOTAL TECHNOLOGY......................................................     406
                                                                         ------
 TOTAL COMMON STOCK
  (COST $3,388)........................................................   3,759
                                                                         ------
  FACE
 AMOUNT
 (000)
 ------
 SHORT-TERM INVESTMENT (15.4%)
 REPURCHASE AGREEMENT (15.4%)
   $608 Chase Securities, Inc. 5.70%, dated 6/30/97, due 7/1/97, to be repurchased at $608, collateralized by U.S. Treasury Notes,
         5.625%, due 2/15/06, valued at $620, (Cost $608).............      608
                                                                         ------
 TOTAL INVESTMENTS (110.3%)
  (COST $3,996*).......................................................  $4,367
                                                                         ------

OTHER ASSETS (2.1%)
Dividends Receivable........................................... $   3
Receivable for Investments Sold................................    27
Due from Adviser...............................................    27
Receivable for Portfolio Shares Sold...........................    26
                                                                -----
                                                                           83
LIABILITIES (-12.4%)
Payable for Investments Purchased..............................  (415)
Custodian Fees Payable.........................................   (36)
Professional Fees Payable......................................   (14)
Bank Overdraft.................................................    (6)
Administrative Fees Payable....................................    (2)
Other Liabilities..............................................   (18)
                                                                -----
                                                                         (491)
                                                                       ------
NET ASSETS (100%)..............................................        $3,959
                                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Applicable to 343,470 outstanding $0.001 par value shares (au-
 thorized 500,000,000 shares)..................................        $11.53
                                                                       ======
NET ASSETS CONSIST OF:
Paid in Capital................................................        $3,519
Undistributed Net Investment Income............................             9
Accumulated Net Realized Gain..................................            60
Unrealized Appreciation on Investments.........................           371
                                                                       ------
NET ASSETS.....................................................        $3,959
                                                                       ======

-------
(a)--Non-income producing security
ADR--American Depositary Receipt

* At June 30, 1997, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Equity Growth Portfolio were:

                                                                                      NET
  COST            APPRECIATION                   (DEPRECIATION)                   APPRECIATION
 (000)               (000)                           (000)                           (000)
 ------           ------------                   --------------                   ------------
 $3,996               $401                            $(30)                           $371

For the period ended June 30, 1997, purchases and sales of investment securities for the Equity Growth Portfolio, other than long-term U.S. Government securities and short-term investments, were $5,724,000 and $2,396,000, respectively.






    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
MID CAP VALUE PORTFOLIO

STATEMENT OF NET ASSETS

(UNAUDITED)

JUNE 30, 1997

                                                                          VALUE
  SHARES                                                                  (000)
 --------                                                                 ------

 COMMON STOCKS (97.6%)
 BASIC RESOURCES (2.5%)
      400 H. B. Fuller Co. ............................................   $   22
      200 Oregon Steel Mills, Inc. ....................................        4
 (a)1,100 Owens-Illinois, Inc. ........................................       34
    1,100 P.H. Glatfelter Co. .........................................       22
      200 Rohm & Haas Co. .............................................       18
   (a)800 Tetra Technologies, Inc......................................       20
                                                                          ------
                                                                             120
                                                                          ------
 CONSUMER DURABLES (5.2%)
      100 Armstrong World Industries, Inc. ............................        7
      400 Callaway Golf Co. ...........................................       14
   (a)700 Champion Enterprises, Inc. ..................................       11
      300 Ethan Allen Interiors, Inc. .................................       17
   (a)700 Furniture Brands International, Inc. ........................       14
      500 Harley-Davidson, Inc. .......................................       24
   (a)900 Lear Corp. ..................................................       40
      500 Mascotech, Inc. .............................................       10
      600 PACCAR, Inc. ................................................       28
      700 Premark International, Inc. .................................       19
      600 Southdown, Inc. .............................................       26
   (a)500 Tower Automotive, Inc. ......................................       21
   (a)700 USG Corp. ...................................................       26
                                                                          ------
                                                                             257
                                                                          ------
 CONSUMER SERVICES (3.3%)
      400 Hertz Corp., Class A.........................................       14
      100 Jostens, Inc. ...............................................        3
    2,100 Journal Register Co. ........................................       42
   (a)500 MGM Grand, Inc. .............................................       18
      800 McClatchy Newspapers, Inc., Class A..........................       24
      200 New York Times Co., Class A..................................       10
   (a)500 Valassis Communications, Inc. ...............................       12
      100 Washington Post Co., Class B.................................       40
                                                                          ------
                                                                             163
                                                                          ------
 ENERGY (10.5%)
      700 Apache Corp. ................................................       23
   (a)900 BJ Services Co. .............................................       48
      500 Columbia Gas System, Inc. ...................................       33
   (a)400 Cooper Cameron Corp. ........................................       19
   (a)400 Diamond Offshore Drilling, Inc. .............................       31
      200 El Paso Natural Gas Co. .....................................       11
 (a)1,200 ENSCO International, Inc. ...................................       63
   (a)700 Global Marine, Inc. .........................................       16
      400 National Fuel Gas Co. .......................................       17
      400 NICOR, Inc. .................................................       14

                                                                          VALUE
  SHARES                                                                  (000)
 --------                                                                 ------

 (a)2,600 Noble Drilling Corp. ........................................   $   59
      400 ONEOK, Inc. .................................................       13
      400 Pacific Enterprises..........................................       13
   (a)600 Precision Drilling Corp. ....................................       29
   (a)800 Santa Fe International Corp. ................................       27
      400 Sun Co., Inc. ...............................................       12
      500 Transocean Offshore, Inc. ...................................       36
      800 Union Texas Petro Holdings, Inc. ............................       17
   (a)400 Varco International, Inc. ...................................       13
      200 Vastar Resources, Inc. ......................................        7
   (a)300 Weatherford Enterra, Inc. ...................................       12
                                                                          ------
                                                                             513
                                                                          ------
 FINANCE (19.9%)
  BANKING (9.8%)
      200 AMBAC, Inc. .................................................       15
      600 AmSouth Bancorp..............................................       23
      400 Astoria Financial Corp. .....................................       19
      300 City National Corp. .........................................        7
      300 Collective Bancorp, Inc. ....................................       13
      800 Comerica, Inc. ..............................................       54
      900 Community First Bankshares, Inc. ............................       34
      800 Cullen/Frost Bankers, Inc. ..................................       34
      800 First Financial Corp. of Wisconsin...........................       24
      450 First of America Bank Corp. .................................       20
      300 FirstBank Puerto Rico........................................        8
      300 MAF Bancorp, Inc. ...........................................       13
      800 National Commerce Bancorp....................................       18
    1,400 North Fork Bancorp, Inc. ....................................       30
      400 Northern Trust Corp. ........................................       19
      900 Southtrust Corp. ............................................       37
      600 Summit Bancorp ..............................................       30
      900 Union Planters Corp. ........................................       47
      200 UnionBanCal Corp. ...........................................       14
      500 Wilmington Trust Corp. ......................................       23
                                                                          ------
                                                                             482
                                                                          ------
  CREDIT & FINANCE (1.6%)
      700 Capital One Financial Corp. .................................       26
      700 CMAC Investment Corp. .......................................       33
   (a)200 Healthcare Financial Partners, Inc. .........................        4
      100 Student Loan Marketing Association...........................       13
                                                                          ------
                                                                              76
                                                                          ------
  INSURANCE (4.0%)
      100 Chartwell Re Corp. ..........................................        3
      500 Everest Reinsurance Holdings, Inc. ..........................       20
      400 Hartford Life, Inc., Class A.................................       15
      500 Mercury General Corp. .......................................       36
    1,300 Nationwide Financial Services, Inc.,
           Class A ....................................................       35
      400 Progressive Corp. ...........................................       35
    1,100 Reliance Group Holdings, Inc. ...............................       13
      300 Torchmark Corp. .............................................       21
      700 Western National Corp. ......................................       19
                                                                          ------
                                                                             197
                                                                          ------

                                                                          VALUE
  SHARES                                                                  (000)
 --------                                                                 ------

  INVESTMENT RELATED COMPANIES (2.9%)
      600 Bear Stearns Co., Inc........................................   $   21
    1,400 Franklin Resources, Inc......................................      102
      300 Paine Webber Group, Inc. ....................................       11
      400 United Asset Management Corp.................................       11
                                                                          ------
                                                                             145
                                                                          ------
  REAL ESTATE INVESTMENT TRUSTS (1.6%)
    2,300 CarrAmerica Realty Corp. REIT................................       66
      500 Kilroy Realty Corp. REIT.....................................       13
                                                                          ------
                                                                              79
                                                                          ------
 TOTAL FINANCE..........................................................     979
                                                                          ------
 FOOD, TOBACCO & OTHER (4.4%)
      400 Consolidated Cigar Holdings, Inc.............................       11
      800 Dean Foods Co................................................       32
      800 Dimon, Inc. .................................................       21
      200 Interstate Bakeries Corp. ...................................       12
      300 Lancaster Colony Corp. ......................................       14
    1,100 Schweitzer-Mauduit International, Inc........................       41
    1,300 Tyson Foods, Inc., Class A ..................................       25
    1,700 Universal Corp. VA ..........................................       54
      100 Universal Foods Corp. .......................................        4
                                                                          ------
                                                                             214
                                                                          ------
 HEALTH CARE (7.5%)
   (a)500 Biogen, Inc. ................................................       17
   (a)600 Coherent, Inc. ..............................................       27
 (a)1,100 FPA Medical Management, Inc. ................................       26
   (a)400 Health Care and Retirement Corp..............................       13
 (a)2,500 Healthdyne Technologies, Inc.................................       43
   (a)500 Marquette Medical Systems, Class A ..........................       11
 (a)1,900 Nellcor Puritan Bennett, Inc. ...............................       35
   (a)600 Personnel Group of America, Inc..............................       17
   (a)200 Rotech Medical Corp..........................................        4
    3,300 Sullivan Dental Products, Inc. ..............................       60
   (a)800 Universal Health Services, Inc., Class B.....................       31
   (a)500 Vencor, Inc. ................................................       21
   (a)200 Watson Pharmaceuticals, Inc. ................................        8
 (a)1,000 Wellpoint Health Networks, Inc...............................       46
      600 Xomed Surgical Products, Inc.................................       12
                                                                          ------
                                                                             371
                                                                          ------
 HEAVY INDUSTRY/TRANSPORTATION (17.1%)
 (a)2,400 AccuStaff, Inc...............................................       57
      400 Agco Corp....................................................       14
    2,700 Air Express International Corp...............................      107
    1,600 Arnold Industries, Inc.......................................       27
 (a)1,000 Aviation Sales Co............................................       24
 (a)1,700 CDI Corp.....................................................       71
   (a)300 Coltec Industries, Inc.......................................        6
    1,800 Crane Co.....................................................       75
    1,200 Danka Business Systems plc ADR...............................       49
      500 DONCASTERS plc ADR...........................................       12
      800 Expeditors International of Washington, Inc. ................       23
      400 Halter Marine Group, Inc. ...................................       10

                                                                          VALUE
  SHARES                                                                  (000)
 --------                                                                 ------

   (a)600 Hirsch International Corp., Class A .........................   $   13
      100 Ingersoll Rand Co............................................        6
   (a)500 Interim Services, Inc. ......................................       22
    1,300 JLG Industries, Inc..........................................       18
      400 Kaydon Corp..................................................       20
   (a)750 Midwest Express Holdings, Inc. ..............................       20
    2,000 Miller (Herman), Inc. .......................................       72
 (a)2,200 OMI Corp. ...................................................       21
 (a)1,400 Offshore Logistics, Inc......................................       26
      700 Precision Castparts Corp. ...................................       42
   (a)400 SPS Technologies, Inc........................................       28
      300 Thiokol Corp.................................................       21
      600 Triumph Group, Inc...........................................       19
   (a)400 Tuboscope Vetco International Corp. .........................        8
   (a)700 USA Waste Services, Inc......................................       27
      100 York International Corp......................................        5
                                                                          ------
                                                                             843
                                                                          ------
 RETAIL (10.2%)
      300 American Stores Co...........................................       15
   (a)700 Boston Chicken, Inc..........................................       10
      400 Brylane, Inc.................................................       15
    1,400 CVS Corp. ...................................................       72
   (a)700 Designer Holdings Ltd........................................        7
    1,500 Duty Free International, Inc. ...............................       28
   (a)300 Fred Meyer, Inc. ............................................       15
   (a)500 Fruit of the Loom, Inc., Class A ............................       16
    1,200 Hughes Supply, Inc. .........................................       48
 (a)1,000 Office Depot, Inc. ..........................................       19
    1,100 Pier 1 Imports, Inc. ........................................       29
   (a)500 Polo Ralph Lauren Corp. .....................................       14
    2,100 ProSource, Inc. .............................................       15
    1,300 Richfood Holdings, Inc. .....................................       34
    1,400 Ross Stores, Inc. ...........................................       46
    2,000 TJX Companies, Inc. .........................................       53
      800 V.F. Corp. ..................................................       68
                                                                          ------
                                                                             504
                                                                          ------
 TECHNOLOGY (14.1%)
   (a)600 ADC Telecommunicaions, Inc. .................................       20
      800 Adobe Systems, Inc. .........................................       28
   (a)700 Altera Corp. ................................................       35
   (a)200 BMC Software, Inc. ..........................................       11
 (a)1,000 Cadence Design Systems, Inc. ................................       34
   (a)500 Ceridian Corp. ..............................................       21
 (a)1,000 Computer Products, Inc.......................................       25
   (a)300 ESS Technology, Inc. ........................................        4
   (a)500 FactSet Research Systems, Inc. ..............................       12
 (a)1,000 Fiserv, Inc. ................................................       45
 (a)1,200 Gateway 2000, Inc............................................       39
    1,000 General Cable Corp. .........................................       26
 (a)1,600 HMT Technology Corp..........................................       21
   (a)800 Inacom Corp..................................................       25
   (a)800 Intevac, Inc. ...............................................       10
 (a)1,700 Overland Data, Inc...........................................        9
   (a)600 Parametric Technology Corp...................................       26

                                                                         VALUE
  SHARES                                                                 (000)
 --------                                                                ------

 TECHNOLOGY--(CONTINUED)
    1,200 Penn Engineering & Manufacturing Corp.......................   $   24
   (a)600 SCI Systems, Inc. ..........................................       38
   (a)600 Seagate Technology..........................................       21
   (a)300 Solectron Corp. ............................................       21
 (a)1,200 Symantec Corp...............................................       23
   (a)800 Tech Data Corp..............................................       25
      800 Technology Modeling Association, Inc........................       11
      600 Tektronix, Inc..............................................       36
   (a)900 Teradyne, Inc. .............................................       35
   (a)600 USCS International, Inc.....................................       20
   (a)400 Vishay Intertechnology, Inc.................................       12
 (a)1,200 Western Digital Corp........................................       38
                                                                         ------
                                                                            695
                                                                         ------
 UTILITIES (2.9%)
      900 Black Hills Corp............................................       26
    1,200 IPALCO Enterprises, Inc.....................................       37
      900 LG&E Energy Corp............................................       20
      500 Nevada Power Co.............................................       11
   (a)700 Nextel Communications, Inc., Class A .......................       13
      300 Pinnacle West Capital Corp..................................        9
      400 Public Service Co. of Colorado..............................       16
      700 St. Joseph Light & Power Co. ...............................       11
                                                                         ------
                                                                            143
                                                                         ------
 TOTAL COMMON STOCK
  (COST $4,229)........................................................   4,802
                                                                         ------
   FACE
  AMOUNT
  (000)
 --------
 SHORT-TERM INVESTMENT (4.8%)
 REPURCHASE AGREEMENT (4.8%)
     $238 Chase Securities, Inc. 5.70%, dated 6/30/97, due 7/1/97, to be repurchased at $238, collateralized by U.S. Treasury
           Notes, 5.625%, due 2/15/06, valued at $245 (Cost $238).....      238
                                                                         ------
 TOTAL INVESTMENTS (102.4%)
  (COST $4,467*).......................................................   5,040
                                                                         ------

    The accompanying notes are an integral part of the financial statements.

                                                                      VALUE
                                                                      (000)
                                                                   -----------
OTHER ASSETS (1.7%)
Receivable for Investments Sold................................... $ 60
Receivable for Portfolio Shares Sold..............................   15
Due from Adviser..................................................    6
Dividends Receivable..............................................    3
                                                                   ----
                                                                             84
LIABILITIES (-4.1%)
Payable for Investments Purchased................................. (131)
Bank Overdraft....................................................  (45)
Custodian Fees Payable............................................  (11)
Professional Fees Payable.........................................   (9)
Administrative Fees Payable.......................................   (1)
Other Liabilities.................................................   (5)
                                                                   ----
                                                                           (202)
                                                                         ------
NET ASSETS (100%).................................................       $4,922
                                                                         ======

                                                                        AMOUNT
                                                                        (000)
                                                                        ------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Applicable to 413,203 outstanding $0.001 par value shares (authorized
 500,000,000 shares)................................................... $11.91
                                                                        ======
NET ASSETS CONSIST OF:
Paid in Capital........................................................ $4,231
Undistributed Net Investment Income....................................      8
Accumulated Net Realized Gain..........................................    110
Unrealized Appreciation on Investments.................................    573
                                                                        ------
NET ASSETS............................................................. $4,922
                                                                        ======

-------

(a)--Non-income producing security
ADR--American Depositary Receipt
REIT--Real Estate Investment Trust
* At June 30, 1997, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Mid Cap Value Portfolio were:

                                                                                      NET
  COST            APPRECIATION                   (DEPRECIATION)                   APPRECIATION
 (000)               (000)                           (000)                           (000)
 ------           ------------                   --------------                   ------------
 $4,467               $642                            $(69)                           $573

For the period ended June 30, 1997, purchases and sales of investment securities for the Mid Cap Value Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $6,523,000 and $2,403,000 respectively.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
U.S. REAL ESTATE PORTFOLIO

STATEMENT OF NET ASSETS

(UNAUDITED)

JUNE 30, 1997

                                                                          VALUE
  SHARES                                                                  (000)
 ---------                                                                ------

 COMMON STOCKS (88.6%)
 APARTMENT (20.6%)
       600 Amli Residential Properties Trust REIT......................   $   14
     3,400 Associated Estates Realty Corp. REIT........................       80
     5,500 Avalon Properties, Inc. REIT................................      158
     5,000 Bay Apartment Communities, Inc. REIT........................      185
       500 Columbus Realty Trust REIT..................................       11
     6,900 Essex Property Trust, Inc. REIT.............................      222
     3,800 Gables Residential Trust REIT...............................       96
     5,000 Merry Land & Investment Co., Inc. REIT......................      108
     4,600 Oasis Residential, Inc. REIT................................      108
     4,800 Security Capital Atlantic, Inc. REIT........................      115
       700 Summit Properties, Inc. REIT................................       14
    12,007 Wellsford Real Properties, Inc. ............................      132
                                                                          ------
                                                                           1,243
                                                                          ------
 HEALTHCARE (9.7%)
  (a)1,900 Alexandria Real Estate Equities, Inc. REIT..................       42
  (a)3,900 Assisted Living Concepts, Inc. .............................       43
     1,800 Health Care Property Investors, Inc. REIT...................       63
    11,000 Nationwide Health Properties, Inc. REIT.....................      242
     5,900 Omega Healthcare Investors, Inc. REIT.......................      193
                                                                          ------
                                                                             583
                                                                          ------
 LAND (1.9%)
 (a)10,948 Atlantic Gulf Communities Corp. ............................       70
  (a)2,500 Catellus Development Corp. .................................       45
                                                                          ------
                                                                             115
                                                                          ------
 LODGING/LEISURE (12.2%)
    11,300 American General Hospitality Corp. REIT.....................      280
  (a)1,300 Bristol Hotel Co. ..........................................       50
  (a)6,600 Extended Stay America, Inc. ................................      104
  (a)6,200 Host Marriott Corp. ........................................      110
  (a)3,800 Servico, Inc. ..............................................       56
     3,200 Starwood Lodging Trust REIT.................................      137
                                                                          ------
                                                                             737
                                                                          ------
 MANUFACTURED HOME (6.8%)
    10,600 Chateau Communities, Inc. REIT..............................      304
     4,600 Manufactured Home Communities, Inc. REIT ...................      106
                                                                          ------
                                                                             410
                                                                          ------

                                                                         VALUE
  SHARES                                                                 (000)
 --------                                                                ------

 OFFICE AND INDUSTRIAL (21.4%)
  INDUSTRIAL (3.2%)
    2,200 Meridian Industrial Trust, Inc. REIT........................   $   52
    6,300 Pacific Gulf Properties, Inc. REIT..........................      138
                                                                         ------
                                                                            190
                                                                         ------
  OFFICE (16.8%)
    5,500 Arden Realty Group, Inc.....................................      143
    3,700 Beacon Properties Corp. REIT................................      124
    9,900 Brandywine Realty Trust REIT................................      200
 (a)4,600 Brookfield Properties (Installment Receipts-second
           installment: CAD6.50/Shr due on 2/13/98)...................       32
    4,200 CarrAmerica Realty Corp. REIT...............................      121
    2,600 Cornerstone Properties, Inc. REIT...........................       40
    6,200 Great Lakes, Inc. REIT......................................      102
    1,700 Kilroy Realty Corp. REIT....................................       43
    2,700 Koger Equity, Inc. REIT.....................................       49
    7,400 Trizec Hahn Corp. REIT......................................      158
                                                                         ------
                                                                          1,012
                                                                         ------
  OFFICE AND INDUSTRIAL (1.4%)
 (a)1,600 Boston Properties, Inc. REIT................................       44
    1,600 Prentiss Properties Trust REIT..............................       41
                                                                         ------
                                                                             85
                                                                         ------
 TOTAL OFFICE AND INDUSTRIAL...........................................   1,287
                                                                         ------
 RETAIL (14.9%)
  REGIONAL MALL (10.2%)
   11,300 First Union Real Estate REIT................................      160
    7,800 Tauban Centers, Inc. REIT...................................      103
    6,500 Urban Shopping Centers, Inc. REIT...........................      207
 (a)8,400 Westfield America, Inc. REIT................................      142
                                                                         ------
                                                                            612
                                                                         ------
  SHOPPING CENTER (1.7%)
    1,500 Federal Realty Investment Trust REIT........................       40
      800 IRT Property Co. REIT.......................................        9
      300 Price, Inc. REIT............................................       11
      100 Ramco-Gershenson Properties Trust REIT......................        2
    3,000 Western Investment Real Estate Trust REIT...................       42
                                                                         ------
                                                                            104
                                                                         ------
  STRIP CENTER (3.0%)
    2,700 Alexander Haagen Properties, Inc. REIT......................       44
   10,100 Burnham Pacific Property Trust REIT.........................      139
                                                                         ------
                                                                            183
                                                                         ------
 TOTAL RETAIL..........................................................     899
                                                                         ------
 SELF STORAGE (1.1%)
    2,300 Shurgard Storage Centers, Inc., Series A, REIT..............       65
                                                                         ------
 TOTAL COMMON STOCKS
  (COST $5,135)........................................................   5,339
                                                                         ------

                                                                         VALUE
   SHARES                                                                (000)
 ----------                                                              ------

 PREFERRED STOCK (0.3%)
 LAND (0.3%)
 (a,d)2,003 Atlantic Gulf Communities Corp.
             (Cost $20)...............................................   $   20
                                                                         ------
   NO. OF
  WARRANTS
 ----------
 WARRANTS (0.0%)
 LAND (0.0%)
 (a,d)1,878 Atlantic Gulf Communities, Class A........................      --
 (a,d)1,878 Atlantic Gulf Communities, Class B........................      --
 (a,d)1,878 Atlantic Gulf Communities, Class C........................      --
                                                                         ------
 TOTAL WARRANTS
  (COST $0)............................................................     --
                                                                         ------
    FACE
   AMOUNT
   (000)
 ----------
 SHORT TERM INVESTMENT (7.6%)
 REPURCHASE AGREEMENT (7.6%)
       $458 Chase Securities, Inc. 5.70%, dated 6/30/97, due 7/1/97, to be repurchased at $458, collateralized by U.S.
             Treasury Notes, 5.625%, due 2/15/06, valued at $466
             (Cost $458)..............................................      458
                                                                         ------
 TOTAL INVESTMENTS (96.5%)
  (COST $5,613*).......................................................  $5,817
                                                                         ------


    The accompanying notes are an integral part of the financial statements.

                                                                      VALUE
                                                                      (000)
                                                                   -----------
OTHER ASSETS (4.8%)
Cash.............................................................. $ 22
Receivable for Investments Sold...................................  219
Dividends Receivable..............................................   27
Due from Adviser..................................................   22
Receivable for Portfolio Shares Sold..............................    1
                                                                   ----
                                                                            291
LIABILITIES (-1.3%)
Payable for Investments Purchased.................................  (35)
Custodian Fees Payable............................................  (21)
Professional Fees Payable.........................................   (9)
Administrative Fees Payable.......................................   (2)
Other Liabilities.................................................  (16)
                                                                   ----
                                                                            (83)
                                                                         ------
NET ASSETS (100%).................................................       $6,025
                                                                         ======

                                                                       AMOUNT
                                                                       (000)
                                                                       ------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Applicable to 580,767 outstanding $0.001 par value shares (authorized
 500,000,000 shares).................................................. $10.37
                                                                       ======
NET ASSETS CONSIST OF:
Paid in Capital....................................................... $5,799
Undistributed Net Investment Income...................................     59
Accumulated Net Realized Loss.........................................    (37)
Unrealized Appreciation on Investments................................    204
                                                                       ------
NET ASSETS............................................................ $6,025
                                                                       ======

-------
(a)--Non-income producing security
(d)--Security valued at fair value--see Note A-1 to financial statements.
CAD--Canadian Dollar
REIT--Real Estate Investment Trust

* At June 30, 1997, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the U.S. Real Estate Portfolio were:

  COST           APPRECIATION                 (DEPRECIATION)                 NET APPRECIATION
 (000)              (000)                         (000)                           (000)
 ------          ------------                 --------------                 ----------------
 $5,613              $277                          $(73)                           $204

For the period ended June 30, 1997, purchases and sales of investment securities for the U.S. Real Estate Portfolio, other than long-term U.S. Government securities and short-term investments, were $7,269,000 and $2,044,000 respectively.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
VALUE PORTFOLIO

STATEMENT OF NET ASSETS

(UNAUDITED)

JUNE 30, 1997

                                                                          VALUE
 SHARES                                                                   (000)
 ------                                                                   ------

 COMMON STOCKS (81.2%)
 BASIC RESOURCES (4.5%)
 1,000  Cabot Oil & Gas Corp., Class A ................................   $   29
   300  Dow Chemical Co. ..............................................       26
   700  E.I. DuPont de Nemours & Co. ..................................       44
 1,400  Great Lakes Chemical Corp. ....................................       73
   500  Rohm & Haas Co. ...............................................       45
   700  Westvaco Corp. ................................................       22
                                                                          ------
                                                                             239
                                                                          ------
 CONSUMER DURABLES (8.4%)
   900  Dana Corp. ....................................................       34
 3,400  Ford Motor Co. ................................................      128
 1,300  General Motors Corp. ..........................................       73
 1,600  Goodyear Tire & Rubber Co. ....................................      101
 1,100  Owens Corning..................................................       47
   800  Premark International, Inc. ...................................       21
 1,000  Tupperware Corp. ..............................................       37
                                                                          ------
                                                                             441
                                                                          ------
 CONSUMER SERVICES (0.3%)
   600  Standard Register Co. .........................................       18
                                                                          ------
 ENERGY (7.8%)
   600  Amoco Corp. ...................................................       52
   700  Atlantic Richfield Co. ........................................       49
   700  British Petroleum plc ADR......................................       53
   600  El Paso Natural Gas Co. .......................................       33
   500  IMC Global, Inc. ..............................................       18
 1,300  MAPCO, Inc. ...................................................       41
   800  Phillips Petroleum Co. ........................................       35
 1,100  Repsol SA ADR..................................................       47
   900  Ultramar Diamond Shamrock Corp. ...............................       29
 1,700  YPF SA ADR.....................................................       52
                                                                          ------
                                                                             409
                                                                          ------
 FINANCIAL SERVICES (16.0%)
  BANKING (6.4%)
 1,000  Bank of New York Co. ..........................................       44
   700  Chase Manhattan Corp. .........................................       68
   400  Citicorp.......................................................       48
   500  Crestar Financial Corp. .......................................       19
   100  First Chicago NBD Corp. .......................................        6
   400  First Union Corp. .............................................       37
   900  Mellon Bank Corp. .............................................       41
   400  Republic New York Corp. .......................................       43
   900  Signet Banking Corp. ..........................................       32
                                                                          ------
                                                                             338
                                                                          ------

                                                                          VALUE
  SHARES                                                                  (000)
 --------                                                                 ------

  CREDIT & FINANCE/INVESTMENT RELATED COMPANIES (1.8%)
    1,100 Capital One Financial Corp. .................................   $   42
      800 Federal National Mortgage Association........................       35
      300 Salomon, Inc. ...............................................       17
                                                                          ------
                                                                              94
                                                                          ------
  INSURANCE (7.8%)
      304 Aegon N.V. ARS...............................................       21
      800 Allstate Corp. ..............................................       58
      800 American General Corp. ......................................       38
      500 Chubb Corp. .................................................       33
    1,300 Everest Reinsurance Holdings, Inc. ..........................       52
      400 Hartford Financial Services Group, Inc. .....................       33
    1,200 Old Republic International Corp. ............................       36
      700 Providian Corp. .............................................       23
      600 ReliaStar Financial Corp. ...................................       44
      800 TIG Holdings, Inc. ..........................................       25
      100 Torchmark Corp. .............................................        7
      400 Transatlantic Holdings, Inc. ................................       40
                                                                          ------
                                                                             410
                                                                          ------
 TOTAL FINANCIAL SERVICES...............................................     842
                                                                          ------
 FOOD, TOBACCO & OTHER (4.9%)
    1,300 IBP, Inc. ...................................................       30
    2,500 Philip Morris Cos., Inc. ....................................      111
    2,100 RJR Nabisco Holdings Corp. ..................................       69
    1,200 Universal Foods Corp. .......................................       46
                                                                          ------
                                                                             256
                                                                          ------
 HEALTH CARE (5.5%)
    1,400 Beckman Instruments, Inc. ...................................       67
    1,600 Bergen Brunswig Corp., Class A...............................       45
      900 Columbia/HCA Healthcare Corp. ...............................       35
 (a)1,670 Foundation Health Corp. .....................................       51
    1,000 Mallinckrodt, Inc. ..........................................       38
   (a)800 Maxicare Health Plans, Inc. .................................       18
 (a)1,900 Nellcor Puritan Bennett, Inc. ...............................       34
                                                                          ------
                                                                             288
                                                                          ------
 HEAVY INDUSTRY/TRANSPORTATION (19.9%)
    2,300 Aeroquip-Vickers, Inc. ......................................      109
   (a)400 AMR Corp. ...................................................       37
      300 Burlington Northern Santa Fe, Inc. ..........................       27
    1,800 Case Corp. ..................................................      124
      300 Caterpillar, Inc. ...........................................       32
      600 CSX Corp. ...................................................       33
    2,600 Cummins Engine Co., Inc. ....................................      183
      600 Deere & Co. .................................................       33
      700 Eaton Corp. .................................................       61
   (a)700 FMC Corp. ...................................................       56
    1,500 Harnischfeger Industries, Inc. ..............................       62
    1,200 Kennametal, Inc. ............................................       52
    1,200 Olsten Corp. ................................................       23
      800 Parker Hannifin Corp. .......................................       49

                                                                         VALUE
  SHARES                                                                 (000)
 --------                                                                ------

 HEAVY INDUSTRY/TRANSPORTATION--(CONTINUED)
      600 Raytheon Corp. .............................................   $   31
      900 Tecumseh Products Co., Class A..............................       54
      800 TRW, Inc. ..................................................       45
   (a)500 UAL Corp. ..................................................       36
                                                                         ------
                                                                          1,047
                                                                         ------
 RETAIL (4.9%)
    1,000 Dillard Department Stores, Inc., Class A....................       35
    1,100 Russell Corp. ..............................................       33
      700 Springs Industries, Inc., Class A...........................       37
    1,300 Talbots, Inc. ..............................................       44
 (a)1,400 Toys "R" Us, Inc. ..........................................       49
      700 V.F. Corp. .................................................       59
                                                                         ------
                                                                            257
                                                                         ------
 TECHNOLOGY (6.6%)
   (a)300 Arrow Electronics, Inc. ....................................       16
   (a)500 Compaq Computer Corp. ......................................       50
    1,300 International Business Machines Corp. ......................      117
 (a)1,700 Seagate Technology..........................................       60
   (a)100 Stratus Computer, Inc. .....................................        5
      800 Tektronix, Inc. ............................................       48
 (a)1,600 Western Digital Corp. ......................................       50
                                                                         ------
                                                                            346
                                                                         ------
 UTILITIES (2.4%)
      700 Central Maine Power Co. ....................................        9
      600 CINergy Corp. ..............................................       21
      900 DTE Energy Co. .............................................       25
      418 Duke Energy Corp. ..........................................       20
      900 Entergy Corp. ..............................................       24
      800 GPU, Inc. ..................................................       29
                                                                         ------
                                                                            128
                                                                         ------
 TOTAL COMMON STOCK
  (COST $3,802)........................................................   4,271
                                                                         ------
   FACE
  AMOUNT
  (000)
 --------
 SHORT-TERM INVESTMENT (18.4%)
 REPURCHASE AGREEMENT (18.4%)
     $970 Chase Securities, Inc. 5.70%, dated 6/30/97, due 7/1/97, to be repurchased at $970, collateralized by various U.S.
           Treasury Note, 5.625%, due 2/15/06, valued at $989, (Cost
           $970)......................................................      970
                                                                         ------
 TOTAL INVESTMENTS (99.6%)
  (COST $4,772*).......................................................  $5,241
                                                                         ------

    The accompanying notes are an integral partof the financial statements.

                                                                     VALUE
                                                                     (000)
                                                                  -----------
OTHER ASSETS (1.7%)
Cash............................................................. $  3
Receivable for Investments Sold..................................   47
Receivable for Portfolio Shares Sold.............................   27
Due from Adviser.................................................    8
Dividends Receivable.............................................    5
                                                                  ----
                                                                             90
LIABILITIES (-1.3%)
Payable for Investments Purchased................................  (40)
Professional Fees Payable........................................  (15)
Custodian Fees Payable...........................................   (6)
Administrative Fees Payable......................................   (1)
Other Liabilities................................................   (5)
                                                                  ----
                                                                            (67)
                                                                        -------
NET ASSETS (100%)................................................       $ 5,264
                                                                        =======

                                                                        AMOUNT
                                                                        (000)
                                                                        ------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Applicable to 455,591 outstanding $0.001 par value shares (authorized
 500,000,000 shares)................................................... $11.55
                                                                        ======
NET ASSETS CONSIST OF:
Paid in Capital........................................................ $4,690
Undistributed Net Investment Income....................................     33
Accumulated Net Realized Gain..........................................     72
Unrealized Appreciation on Investments.................................    469
                                                                        ------
NET ASSETS............................................................. $5,264
                                                                        ======

(a)--Non-income producing security
ADR--American Depositary Receipt
ARS--American Registered Share
* At June 30, 1997, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Value Portfolio were:

                                                                                      NET
  COST            APPRECIATION                   (DEPRECIATION)                   APPRECIATION
 (000)               (000)                           (000)                           (000)
 ------           ------------                   --------------                   ------------
 $4,772               $520                            $(51)                           $469

For the period ended June 30, 1997, purchases and sales of investment securities for the Value Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $4,330,000 and $600,000, respectively.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
EMERGING MARKETS DEBT PORTFOLIO

STATEMENT OF NET ASSETS

(UNAUDITED)

JUNE 30, 1997

    FACE
   AMOUNT                                                                VALUE
   (000)                                                                 (000)
 ----------                                                             -------

 DEBT INSTRUMENTS (88.8%)
 ARGENTINA (BONDS) (12.9%)
 U.S.$  250 Republic of Argentina Global Bond, Series BGL4, 11.00%,
             10/9/06.................................................   $   278
  ARP(e)100 Republic of Argentina,
             11.75%, 2/12/07.........................................       112
 U.S.$  970 Republic of Argentina, Series L, "Euro', (Floating Rate),
             6.75%, 3/31/05..........................................       912
                                                                        -------
                                                                          1,302
                                                                        -------
 BRAZIL (BONDS) (12.2%)
        224 Federative Republic of Brazil, Series C, "Euro',
             (Floating Rate), PIK, 8.00%, 4/15/14....................       180
        800 Federative Republic of Brazil Debt Conversion Bond,
             Series L, (Floating Rate), 6.938%, 4/15/12..............       662
        400 Federative Republic of Brazil Global Bond, 10.125%,
             5/15/27.................................................       386
                                                                        -------
                                                                          1,228
                                                                        -------
 BULGARIA (BOND) (5.7%)
      1,000 Bulgaria Front Loaded Interest Reduction Bond, Series A,
             2.25%, 7/28/12..........................................       571
                                                                        -------
 IVORY COAST (BOND) (3.3%)
 (b,e)1,000 Republic of Ivory Coast Front Loaded Interest Reduction
             Bond, Zero Coupon, 12/29/49.............................       334
                                                                        -------
 JAMAICA (BOND) (1.5%)
        150 Government of Jamaica,
             9.625%, 7/2/02..........................................       151
                                                                        -------
 MEXICO (BONDS) (15.5%)
        400 Banco National Global Bond,
             7.25%, 2/2/04...........................................       373
        700 United Mexican States Discount Bond, Series A, (Floating
             Rate), 6.867%, 12/31/19 (Value Recovery Rights
             Attached)...............................................       651

    FACE
   AMOUNT                                                                VALUE
    (000)                                                                (000)
 -----------                                                            -------

 $       400 United Mexican States Par Bond, Series B, 6.25%,
              12/31/19 (Value Recovery Rights Attached)..............   $   309
         200 United Mexican States Global Bond, 11.50%, 5/15/26......       229
                                                                        -------
                                                                          1,562
                                                                        -------
 MOROCCO (LOAN AGREEMENT) (4.6%)
         500 Kingdom of Morocco, Restructuring & Consolidation
              Agreement, Tranche A, (Floating Rate), 6.375%, 1/1/09
              (Participation: Chase Securities)......................       458
                                                                        -------
 PANAMA (BOND) (0.8%)
      (e)100 Republic of Panama Interest Reduction Bond, (Floating
              Rate),
              3.50%, 7/17/14.........................................        77
                                                                        -------
 PERU (BOND) (2.4%)
 U.S.$(n)400 Republic of Peru Front Loaded Interest Reduction Bond,
              3.25%, 3/7/17..........................................       239
                                                                        -------
 RUSSIA (16.6%) (BOND) (10.0%)
       1,500 Ministry of Finance Tranche IV, GDR, 3.00%, 5/14/03.....     1,007
                                                                        -------
  NOTES (6.6%)
         250 Russia Interest Arrears Note 12/31/99...................       191
         700 Russian Principal Notes 12/31/99........................       467
                                                                        -------
                                                                            658
                                                                        -------
                                                                          1,665
                                                                        -------
 SOUTH AFRICA (BOND) (2.0%)
 Zar   1,000 Republic of South Africa Series 150, 12.00%, 2/28/05....       197
                                                                        -------
 VENEZUELA (BONDS) (11.3%)
 U.S.$   750 Republic of Venezuela Debt Conversion Bonds, Series DL,
              (Floating Rate), 6.75%, 12/18/07.......................       696
         238 Republic of Venezuela Front Loaded Interest Reduction
              Bonds,
              Series A, (Floating Rate),
              6.75%, 3/31/07.........................................       221
         250 Republic of Venezuela Discount Bonds, Series A,
              (Floating Rate),
              6.813%, 3/31/20........................................       222
                                                                        -------
                                                                          1,139
                                                                        -------
 TOTAL FOREIGN DEBT INSTRUMENTS
  (COST $8,950).......................................................    8,923
                                                                        -------

   NO. OF                                                                VALUE
  WARRANTS                                                               (000)
 -----------                                                            -------

 WARRANTS (0.0%)
 VENEZUELA (0.0%)
    (a)1,785 Republic of Venezuela Oil, expiring 3/31/20 (Cost $0)...   $   --
                                                                        -------
    FACE
   AMOUNT
    (000)
 -----------
 SHORT-TERM INVESTMENTS (29.2%)
 DISCOUNT NOTE (21.9%)
 U.S.$ 2,200 Federal Home Loan Discount Note, 7/08/97................     2,198
                                                                        -------
 REPURCHASE AGREEEMENT (7.3%)
         734 Chase Securities, Inc. 5.70%, dated 6/30/97, due 7/1/97 to be repurchased at $734, collateralized by U.S.
              Treasury Notes, 5.625%, due 2/15/06, valued at $749....       734
                                                                        -------
 TOTAL SHORT-TERM INVESTMENTS
  (COST $2,932).......................................................    2,932
                                                                        -------
 TOTAL INVESTMENTS (118.0%)
  (COST $11,882*).....................................................  $11,855
                                                                        -------

OTHER ASSETS (2.8%)
Cash......................................................... $     1
Receivable for Investments Sold..............................     159
Interest Receivable..........................................     117
Due from Adviser.............................................       3
                                                              -------
                                                                           280
LIABILITIES (-20.8%)
Payable for Investments Purchased............................  (2,076)
Professional Fees Payable....................................      (3)
Custodian Fees Payable.......................................      (3)
Administrative Fees Payable..................................      (2)
Net Unrealized Loss on Foreign Currency Exchange Contracts...      (1)
Other Liabilities............................................      (1)
                                                              -------
                                                                        (2,086)
                                                                       -------
NET ASSETS (100%)............................................          $10,049
                                                                       =======

    The accompanying notes are an integral part of the financial statements.

                                                                      AMOUNT
                                                                       (000)
                                                                      -------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Applicable to 1,005,276 outstanding $0.001 par value shares (autho-
 rized 500,000,000 shares)........................................... $ 10.00
                                                                      =======
NET ASSETS CONSIST OF:
Paid in Capital...................................................... $10,053
Undistributed Net Investment Income..................................      27
Accumulated Net Realized Loss........................................      (5)
Unrealized Depreciation on Investments and Foreign Currency
 Translations........................................................     (26)
                                                                      -------
NET ASSETS........................................................... $10,049
                                                                      =======

FOREIGN CURRENCY EXCHANGE CONTRACTS INFORMATION:

Under the terms of foreign currency exchange contracts open at June 30, 1997, the Portfolio is obligated to deliver U.S. dollars in exchange for foreign currency as indicated below:

 CURRENCY                                   IN EXCHANGE                   NET UNREALIZED
TO DELIVER     VALUE       SETTLEMENT           FOR           VALUE        GAIN (LOSS)
  (000)        (000)          DATE             (000)          (000)           (000)
----------     -----       ----------       -----------       -----       --------------
U.S.$204       $204          7/3/97           ZAR 921         $203             $(1)

(a)--Non-income producing security
(b)--Non-income producing-in default
(e)--144A Security--certain conditions for public sale may exist.
(n)--Step Bond-coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 1997. Maturity date disclosed is the ultimate maturity.
ARP--Argentine Peso
GDR--Global Depositary Receipt
PIK--Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.
ZAR--South African Rand
Floating Rate Security--Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect at June 30, 1997.
* At June 30, 1997, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Emerging Markets Debt Portfolio were:

                                                                                  NET
 COST            APPRECIATION                 (DEPRECIATION)                 (DEPRECIATION)
 (000)              (000)                         (000)                          (000)
-------          ------------                 --------------                 --------------
$11,882              $26                           $(53)                          $(27)

For the period ended June 30, 1997, purchases and sales of investment securities for the Emerging Markets Debt Portfolio, other than long-term U.S. Government securities and short-term investments, were $9,577,000 and $626,000 respectively.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
FIXED INCOME PORTFOLIO

STATEMENT OF NET ASSETS
(UNAUDITED)

JUNE 30, 1997

  FACE
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
 ------                                                                  -------

 FIXED INCOME SECURITIES (84.1%)
 ADJUSTABLE RATE MORTGAGES (4.7%)
  Government National Mortgage Association
 $  269 7.125%, 7/20/25...............................................   $   275
    150 6.00%, 6/20/27 August TBA.....................................       150
                                                                         -------
                                                                             425
                                                                         -------
 AGENCY FIXED RATE MORTGAGES (14.5%)
  Federal Home Loan Mortgage Corporation
     61 10.50%, 2/1/15-9/1/16.........................................        68
                                                                         -------
  Federal National Mortgage Corporation Conventional Pools:
     19 10.00%, 9/1/10................................................        20
     45 11.50%, 7/1/13................................................        51
     71 12.00%, 11/1/11-9/1/12........................................        81
    175 6.00%, 06/15/26 July TBA......................................       163
                                                                         -------
                                                                             315
                                                                         -------
  Government National Mortgage Association Various Pools:
    450 7.00%, 12/15/23...............................................       445
    250 10.00%, 7/15/16-5/15/19.......................................       276
     69 10.50%, 1/15/18...............................................        77
     75 11.00%, 2/15/19-4/15/20.......................................        85
     21 11.50%, 5/15/13-9/15/15.......................................        23
     17 12.00%, 12/15/14..............................................        20
                                                                         -------
                                                                             926
                                                                         -------
                                                                           1,309
                                                                         -------
 COLLATERALIZED MORTGAGE OBLIGATIONS--AGENCY COLLATERAL SERIES (2.4%)
  Federal Home Loan Mortgage Corporation, Series:
      5 1709 H PO REMIC, 1/15/24......................................         2
      9 1750 C PD PO REMIC, 3/15/24...................................         6
      5 1813 K PO, 2/15/24............................................         3
     10 1844 PC PO, 3/15/24...........................................         6
      5 1887 I PO, 10/15/22...........................................         3
     13 93-149 O PO REMIC, 8/25/23....................................         7
                                                                         -------
                                                                              27
                                                                         -------
  Federal National Mortgage Association, Series:
    100 282 1 PO 5/15/24..............................................        65
     10 96-14 PC PO REMIC, 12/25/23...................................         5
     10 96-46 PB PO REMIC, 9/25/23....................................         6
      5 96-54 PO REMIC, 7/25/23.......................................         3
     10 96-54 O PO REMIC, 11/25/23....................................         6
     50 97-3 E PO 12/25/23............................................        30

  FACE
 AMOUNT                                                                  VALUE
 (000)                                                                   (000)
 ------                                                                 -------

 $   49 97-7 E PO REMIC, 2/15/23.....................................   $    31
     73 97-7 EB PO 3/18/27...........................................        45
                                                                        -------
                                                                            191
                                                                        -------
                                                                            218
                                                                        -------
 COMMERCIAL MORTGAGE (1.1%)
     50 CSFB, Series 97-C1 A1C 7.24%, 4/20/07........................        50
     50 Mortgage Capital Funding, Inc.,
         Series 97-MC1 A3 7.288%, 3/20/07............................        51
                                                                        -------
                                                                            101
                                                                        -------
 FINANCE (0.4%)
     40 New Jersey Economic Development Authority, Series A 7.425%,
         2/15/29.....................................................        40
                                                                        -------
 FOREIGN GOVERNMENTS (2.7%)
    125 Government of Germany,
         Series 95, 7.375%, 1/3/05...................................        80
  Swedish Government Bonds
    700 6.00%, 2/9/05................................................        89
    500 10.25%, 5/5/03...............................................        78
                                                                        -------
                                                                            247
                                                                        -------
 INDUSTRIALS (1.9%)
     50 Kmart Corp. 7.75%, 10/1/12...................................        46
     25 News America Holdings 8.875%, 4/26/23........................        27
     50 Paramount Communications, Inc.
         8.25%, 8/1/22...............................................        48
     25 RJR Nabisco, Inc. 8.75%, 4/15/04.............................        25
     30 Southland Corp. 5.00%, 12/15/03..............................        25
                                                                        -------
                                                                            171
                                                                        -------
 STRIPPED MORTGAGE BACKED SECURITIES--AGENCY COLLATERAL SERIES (0.3%)
     41 Federal National Mortgage Association, Series 249 1 PO
         10/25/23....................................................        26
                                                                        -------
 TELEPHONES (0.8%)
     70 Telecommunications, Inc. 8.75%, 2/15/23......................        70
                                                                        -------
 U.S. TREASURY SECURITIES (53.9%)
    525 U.S. Treasury Bond 8.75%, 8/15/20............................       638
  U.S. Treasury Notes
    101 3.375%, 1/15/07 (Inflation Indexed)..........................        99
    350 7.00%, 4/15/99...............................................       355
  1,100 7.125%, 9/30/99..............................................     1,123
  1,175 7.25%, 8/15/04...............................................     1,225
  1,275 7.50%, 2/15/05...............................................     1,349
    350 U.S. Treasury Strip 2/15/19..................................        78
                                                                        -------
                                                                          4,867
                                                                        -------
 YANKEE BONDS (1.4%)
  National Power Corp.
     25 7.875%, 12/15/06.............................................        24
     25 8.40%, 12/15/16..............................................        25

  FACE
 AMOUNT                                                                  VALUE
 (000)                                                                   (000)
 ------                                                                 -------

 YANKEE BONDS--(CONTINUED)
 $   75 Republic of Argentina Par,
        Series L, "Euro' 5.50%, 3/31/23..............................   $    52
     25 Republic of Colombia
         8.70%, 2/15/16..............................................        25
                                                                        -------
                                                                            126
                                                                        -------
 TOTAL FIXED INCOME SECURITIES
  (COST $7,574).......................................................    7,600
                                                                        -------
 SHORT-TERM INVESTMENT (23.8%)
 REPURCHASE AGREEMENT (23.8%)
  2,147 Chase Securities, Inc. 5.70%, dated 6/30/97, due 7/1/97, to be repurchased at $2,147, collateralized by U.S. Treasury
         Notes, 5.875%, due 1/31/99, valued at $2,152 (Cost $2,147)..     2,147
                                                                        -------
 TOTAL INVESTMENTS (107.9%)
  (COST $9,721*)......................................................    9,747
                                                                        -------

OTHER ASSETS (24.5%)
Receivable for Investments Sold.............................. $ 2,051
Interest Receivable..........................................     151
Due From Adviser.............................................      10
Net Unrealized Gain on Foreign Currency Exchange Contracts...       5    2,217
                                                              -------
LIABILITIES (-32.4%)
Payable for Investments Purchased............................  (2,446)
Bank Overdraft...............................................    (449)
Professional Fees Payable....................................     (17)
Custodian Fees Payable.......................................     (11)
Administrative Fees Payable..................................      (2)
Other Liabilities............................................      (6)  (2,931)
                                                              -------  -------
NET ASSETS (100%)............................................          $ 9,033
                                                                       =======

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Applicable to 872,453 outstanding $0.001 par value shares (authorized
 500,000,000 shares).................................................. $ 10.35
                                                                       =======
NET ASSETS CONSIST OF:
Paid in Capital....................................................... $ 8,733
Undistributed Net Investment Income...................................     218
Accumulated Net Realized Gain.........................................      52
Unrealized Appreciation on Investments and Foreign Currency
 Translations.........................................................      30
                                                                       -------
NET ASSETS............................................................ $ 9,033
                                                                       =======

    The accompanying notes are an integral part of the financial statements. FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

Under the terms of foreign currency exchange contracts open at June 30, 1997, the Portfolio is obligated to deliver foreign currency in exchange for U.S. dollars as indicated below:

CURRENCY                                                                             NET
   TO                                          IN EXCHANGE                       UNREALIZED
DELIVER       VALUE         SETTLEMENT             FOR             VALUE         GAIN (LOSS)
 (000)        (000)            DATE               (000)            (000)            (000)
--------      -----         ----------         -----------         -----         -----------
SEK1,305      $169           8/27/97            U.S.$172           $172              $ 3
DEM  145        84           8/29/97            U.S.$ 86             86                2
              ----                                                 ----              ---
              $253                                                 $258              $ 5
              ====                                                 ====              ===

-------
#--Step Bond-coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 1997. Maturity date disclosed is the ultimate maturity date.
DEM --German Mark
PO  --Principal Only
REMIC --Real Estate Mortgage Investment Conduit
SEK --Swedish Krona
TBA --Security is subject to delayed delivery.
-------
* At June 30, 1997, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Fixed Income Portfolio were:

                                                                                      NET
  COST            APPRECIATION                   (DEPRECIATION)                   APPRECIATION
 (000)               (000)                           (000)                           (000)
 ------           ------------                   --------------                   ------------
 $9,721               $39                             $(13)                           $26

For the period ended June 30, 1997, purchases and sales of investment securities for the Fixed Income Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $13,993,000 and $6,411,000 respectively.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
HIGH YIELD PORTFOLIO

STATEMENT OF NET ASSETS
(UNAUDITED)

JUNE 30, 1997

  FACE
 AMOUNT                                                                 VALUE
 (000)                                                                  (000)
 ------                                                                 ------

 FIXED INCOME SECURITIES (78.2%)
 ASSET BACKED CORPORATES (0.9%)
 $   75 Aircraft Lease Portfolio Securitization, Ltd., Series 96-1 D,
         12.75%, 6/15/06..............................................  $   81
                                                                        ------
 CABLE (6.5%)
    150 Cablevision Systems Corp.,
         9.875%, 5/15/06..............................................     160
    200 Paramount Communications, Inc.,
         8.25%, 8/1/22................................................     191
        Rogers Cablesystems Ltd.,
    185 10.00%, 3/15/05, Series B.....................................     200
     50 10.125%, 9/1/12...............................................      54
                                                                        ------
                                                                           605
                                                                        ------
 CONSUMER SERVICES/PRODUCTS (4.1%)
    205 RJR Nabisco, Inc., 8.75%, 4/15/04.............................     209
    150 TLC Beatrice International Holdings, Inc., 11.50%, 10/1/05....     169
                                                                        ------
                                                                           378
                                                                        ------
 ENERGY (2.4%)
    120 Snyder Oil Corp., 8.75%, 6/15/07..............................     119
    100 Vintage Petroleum, Inc., 8.625%, 2/1/09.......................     100
                                                                        ------
                                                                           219
                                                                        ------
 FINANCE (3.1%)
    100 Amresco, Inc.,
         Series 97-A, 10.00%, 3/15/04.................................     103
        First Nationwide Holdings, Inc.,
     55 9.125%, 1/15/03...............................................      57
    115 10.625%, 10/1/03..............................................     126
                                                                        ------
                                                                           286
                                                                        ------
 INDUSTRIALS (19.6%)
    125 Advanced Micro Devices, Inc.,
         11.00%, 8/1/03...............................................     139
        DR Securitized Lease Trust, Series:
    177 93-K1 A1, 6.66%, 8/15/10......................................     156
     87 94-K1 A1, 7.60%, 8/15/07......................................      83
    100 94-K1 A2, 8.375%, 8/15/15.....................................      93
    125 Grand Casinos, Inc., 10.125%, 12/1/03.........................     131
    175 Host Marriott Travel Plaza,
         Series B, 9.50%, 5/15/05.....................................     183
    245 ISP Holdings, Inc.,
         Series B, 9.00%, 10/15/03....................................     253
    105 Kmart Corp., 7.75%, 10/1/12...................................      96

  FACE
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
 ------                                                                   ------

 #  185 Norcal Waste Systems, Inc.,
         Series B, 13.00%, 11/15/05.....................................  $  210
    100 SD Warren Co., 12.00%, 12/15/04.................................     112
    120 Tenet Healthcare Corp., 8.625%, 1/15/07.........................     122
    250 Viacom, Inc., 8.00%, 7/7/06.....................................     243
                                                                          ------
                                                                           1,821
                                                                          ------
 SUPERMARKETS (1.8%)
    200 Southland Corp., 5.00%, 12/15/03................................     170
                                                                          ------
 TELEPHONES (13.5%)
        Brooks Fiber Properties, Inc.,
 #  250 0.00%, 3/1/06...................................................     170
 #  110 0.00%, 11/1/06..................................................      72
 #   75 EchoStar Satellite Broadcasting,
         0.00%, 3/15/04.................................................      53
    125 IXC Communications Inc.,
         Series B, 12.50%, 10/1/05......................................     143
 #  480 Nextel Communications, Inc.,
         0.00%, 8/15/04.................................................     367
    210 Telecommunications, Inc.,
         9.25%, 1/15/23.................................................     219
 #  320 Teleport Communications Group, Inc., 0.00%, 7/1/07..............     231
                                                                          ------
                                                                           1,255
                                                                          ------
 U.S. TREASURY SECURITY (8.6%)
    800 U.S. Treasury Note, 6.50%, 10/15/06.............................     797
                                                                          ------
 UTILITIES (5.7%)
    160 Cleveland Electric Illuminating Co.,
         Series B, 8.375%, 12/1/11......................................     161
    158 Midland Funding Corp. I,
         Series C-94, 10.33%, 7/23/02...................................     169
    200 Quezon Power Ltd., 8.86%, 6/15/17...............................     200
                                                                          ------
                                                                             530
                                                                          ------
 YANKEE (12.0%)
    150 National Power Corp., 7.875%, 12/15/06..........................     147
     75 Net Sat Servicos Ltd., 12.75%, 8/5/04...........................      82
 #  265 Republic of Argentina Par,
         Series L, "Euro', 5.50%, 3/31/23...............................     183
    125 Republic of Brazil Front Loaded Interest Reduction Bond
         (Floating Rate),
         4.50%, 4/15/09.................................................      98
    210 Republic of Colombia, 8.70%, 2/15/16............................     213
    250 Republic of Venezuela,
         Series A, 6.75%, 3/31/20.......................................     197
    250 United Mexican States,
         Series A, 6.25%, 12/31/19......................................     193
                                                                          ------
                                                                           1,113
                                                                          ------
 TOTAL FIXED INCOME SECURITIES
  (COST $7,123)..........................................................  7,255
                                                                          ------

  FACE
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
 ------                                                                   ------

 PREFERRED STOCKS (4.0%)
 CABLE (4.0%)
 $  337 Time Warner, Inc.,
         Series M, 10.25%, 7/1/16.......................................  $  370
                                                                          ------
 TOTAL PREFERRED STOCKS
  (COST $357)............................................................    370
                                                                          ------
 CONVERTIBLE PREFERRED STOCKS (1.1%)
 TELEPHONES (1.1%)
  1,025 TCI Pacific Communications,
         5.00%, 7/31/06.................................................     106
                                                                          ------
 TOTAL CONVERTIBLE PREFERRED STOCKS
  (COST $95).............................................................    106
                                                                          ------

   NO. OF
   RIGHTS
 ----------
 RIGHTS (0.0%)
 YANKEE (0.0%)
   (a)1,250 Republic of Venezuela Recovery Rights, expiring 3/31/20....     --
 (a)250,000 United Mexican States Recovery Rights, expiring 6/30/03....     --
                                                                         -----
 TOTAL RIGHTS
  (COST $0).............................................................    --
                                                                         -----

  FACE
 AMOUNT
 (000)
 ------
 SHORT-TERM INVESTMENT (17.8%)
 REPURCHASE AGREEMENT (17.8%)
 $1,652 Chase Securities, Inc., 5.70%, due 6/30/97, dated 7/1/97, to be repurchased at $1,652, collateralized by U.S. Treasury Notes,
         5.625%, due 2/15/06, valued at $1,681 (Cost $1,652)...........    1,652
                                                                          ------
 TOTAL INVESTMENTS (101.1%)
  (COST $9,227*)........................................................   9,383
                                                                          ------

OTHER ASSETS (3.8%)
Cash............................................................. $  83
Interest Receivable..............................................   178
Receivable for Investments Sold..................................    95
Receivable for Portfolio Shares Sold.............................     1     357
                                                                  -----
LIABILITIES (-4.9%)
Payable for Investments Purchased................................  (438)
Custodian Fees Payable...........................................    (6)
Professional Fees Payable........................................    (6)
Administrative Fees Payable......................................    (2)
Other Liabilities................................................    (6)   (458)
                                                                  -----  ------
NET ASSETS (100%)................................................        $9,282
                                                                         ======

    The accompanying notes are an integral part of the financial statements.

                                                                       AMOUNT
                                                                        (000)
                                                                       -------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Applicable to 877,218 outstanding $0.001 par value shares (authorized
 500,000,000 shares).................................................. $ 10.58
                                                                       =======

NET ASSETS CONSIST OF:
Paid in Capital......................................................... $8,794
Undistributed Net Investment Income.....................................    308
Accumulated Net Realized Gain...........................................     24
Unrealized Appreciation on Investments..................................    156
                                                                         ------
NET ASSETS.............................................................. $9,282
                                                                         ======

-------
(a) Non-income producing security
 # Step Bond-coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 1997. Maturity date disclosed is the ultimate maturity date. Floating Rate Security--The interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 1997.
 * At June 30, 1997, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the High Yield Portfolio were:

                                                                                      NET
  COST            APPRECIATION                   (DEPRECIATION)                   APPRECIATION
 (000)               (000)                           (000)                           (000)
 ------           ------------                   --------------                   ------------
 $9,227               $174                            $(18)                           $156

For the period ended June 30, 1997, purchases and sales of investment securities for the High Yield Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $11,634,000 and $4,134,000, respectively.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
STATEMENT OF OPERATIONS
(UNAUDITED)

                                                                ASIAN EQUITY
                                                                  PORTFOLIO
                                                              -----------------
                                                                 PERIOD FROM
                                                              MARCH 3, 1997* TO
                                                                JUNE 30, 1997
                                                                    (000)
                                                              -----------------
INVESTMENT INCOME:
 Dividends...................................................       $  52
 Interest....................................................          27
  Less: Foreign Taxes Withheld...............................          (2)
                                                                    -----
  Total Income...............................................          77
                                                                    -----
EXPENSES:
 Investment Advisory Fees....................................          26
  Less: Fees Waived..........................................         (26)
                                                                    -----
 Net Investment Advisory Fees................................         --
 Professional Fees...........................................          20
 Custodian Fees..............................................          13
 Shareholder Reports.........................................          12
 Administrative Fees.........................................           9
 Foreign Tax Expense.........................................           2
 Other.......................................................           2
 Expenses Reimbursed by Adviser..............................         (16)
                                                                    -----
  Net Expenses...............................................          42
                                                                    -----
Net Investment Income........................................          35
                                                                    -----
NET REALIZED LOSS ON:
 Investments Sold............................................        (126)
 Foreign Currency Transactions...............................         (13)
                                                                    -----
  Net Realized Loss..........................................        (139)
                                                                    -----
CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
 Investments (Net of foreign taxes of $4 on unrealized
  appreciation.).............................................         775
 Foreign Currency Translations...............................          (2)
                                                                    -----
  Change in Unrealized Appreciation/Depreciation.............         773
                                                                    -----
Net Realized Gain and Change in Unrealized
 Appreciation/Depreciation...................................         634
                                                                    -----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........       $ 669
                                                                    =====

-------
* Commencement of operations

    The accompanying notes are an integral part of the financial statements. STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                ASIAN EQUITY
                                                                  PORTFOLIO
                                                              -----------------
                                                                 PERIOD FROM
                                                              MARCH 3, 1997* TO
                                                                JUNE 30, 1997
                                                                    (000)
                                                              -----------------
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
 Net Investment Income.......................................      $    35
 Net Realized Loss...........................................         (139)
 Change in Unrealized Appreciation/Depreciation..............          773
                                                                   -------
 Net Increase in Net Assets Resulting from Operations........          669
                                                                   -------
CAPITAL SHARE TRANSACTIONS(1):
 Subscribed..................................................       10,329
 Redeemed....................................................          (52)
                                                                   -------
 Net Increase in Net Assets Resulting from Capital Share
  Transactions...............................................       10,277
                                                                   -------
 Total Increase in Net Assets................................       10,946
NET ASSETS:
 Beginning of Period.........................................          --
                                                                   -------
 End of Period (Including undistributed net investment income
  of $35)....................................................      $10,946
                                                                   =======
(1) Capital Share Transactions:
 Shares Subscribed...........................................        1,032
 Shares Redeemed.............................................           (5)
                                                                   -------
 Net Increase in Capital Shares Outstanding..................        1,027
                                                                   =======

-------
* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
STATEMENT OF OPERATIONS
(UNAUDITED)

                                                                EMERGING MARKETS
                                                                EQUITY PORTFOLIO
                                                                ----------------
                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 1997
                                                                     (000)
                                                                ----------------
INVESTMENT INCOME:
 Dividends.....................................................      $  190
 Interest......................................................          38
  Less: Foreign Taxes Withheld.................................          (9)
                                                                     ------
 Total Income..................................................         219
                                                                     ------
EXPENSES:
 Investment Advisory Fees......................................          97
  Less: Fees Waived............................................         (97)
                                                                     ------
 Net Investment Advisory Fees..................................         --
 Professional Fees.............................................         116
 Custodian Fees................................................          62
 Amortization of Organizational Costs..........................          41
 Administrative Fees...........................................          14
 Shareholder Reports...........................................          14
 Foreign Tax Expense...........................................           2
 Directors' Fees and Expenses..................................           1
 Other.........................................................           3
 Expenses Reimbursed by Adviser................................        (114)
                                                                     ------
  Net Expenses.................................................         139
                                                                     ------
Net Investment Income..........................................          80
                                                                     ------
NET REALIZED GAIN (LOSS) ON:
 Investments Sold..............................................         716
 Foreign Currency Transactions.................................          (5)
                                                                     ------
  Net Realized Gain............................................         711
                                                                     ------
CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
 Investments (Net of foreign taxes of $1 on unrealized
  appreciation.)...............................................       2,394
 Foreign Currency Translations.................................         (31)
                                                                     ------
 Change in Unrealized Appreciation/Depreciation................       2,363
                                                                     ------
Net Realized Gain and Change in Unrealized
 Appreciation/Depreciation.....................................       3,074
                                                                     ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........      $3,154
                                                                     ======

    The accompanying notes are an integral part of the financial statements. STATEMENT OF CHANGES IN NET ASSETS

                                            EMERGING MARKETS EQUITY PORTFOLIO
                                           ------------------------------------
                                           SIX MONTHS ENDED     PERIOD FROM
                                            JUNE 30, 1997   OCTOBER 1, 1996* TO
                                             (UNAUDITED)     DECEMBER 31, 1996
                                                (000)              (000)
                                           ---------------- -------------------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
 Net Investment Income....................     $    80            $     8
 Net Realized Gain (Loss).................         711                (60)
 Change in Unrealized Appreciation/
  Depreciation............................       2,363               (135)
                                               -------            -------
 Net Increase (Decrease) in Net Assets
  Resulting from Operations...............       3,154               (187)
                                               -------            -------
DISTRIBUTIONS:
 Net Investment Income....................         --                 (20)
                                               -------            -------
CAPITAL SHARE TRANSACTIONS(1):
 Subscribed...............................      16,479             11,993
 Distributions Reinvested.................         --                   3
 Redeemed.................................     (11,114)               --
                                               -------            -------
 Net Increase in Net Assets Resulting from
  Capital Share Transactions..............       5,365             11,996
                                               -------            -------
 Total Increase in Net Assets.............       8,519             11,789
NET ASSETS:
 Beginning of Period......................      11,789                --
                                               -------            -------
 End of Period (Including undistributed
  net investment income of $83 and $3,
  respectively)...........................     $20,308            $11,789
                                               =======            =======
(1) Capital Share Transactions:
 Shares Subscribed........................       1,466              1,205
 Shares Issued on Distributions
  Reinvested..............................         --                   1
 Shares Redeemed..........................        (983)               --
                                               -------            -------
 Net Increase in Capital Shares
  Outstanding.............................         483              1,206
                                               =======            =======

-------
* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
STATEMENT OF OPERATIONS
(UNAUDITED)

                                                                   GLOBAL
                                                              EQUITY PORTFOLIO
                                                             -------------------
                                                                 PERIOD FROM
                                                             JANUARY 2, 1997* TO
                                                                JUNE 30, 1997
                                                                    (000)
                                                             -------------------
INVESTMENT INCOME:
 Dividends..................................................        $ 69
 Interest...................................................          19
  Less: Foreign Taxes Withheld..............................          (6)
                                                                    ----
 Total Income...............................................          82
                                                                    ----
EXPENSES:
 Investment Advisory Fees...................................          22
  Less: Fees Waived.........................................         (22)
                                                                    ----
 Net Investment Advisory Fees...............................         --
 Professional Fees..........................................          21
 Administrative Fees........................................           9
 Shareholder Reports........................................           7
 Custodian Fees.............................................           6
 Other......................................................           3
 Expenses Reimbursed by Adviser.............................         (14)
                                                                    ----
  Net Expenses..............................................          32
                                                                    ----
Net Investment Income.......................................          50
                                                                    ----
NET REALIZED GAIN ON:
 Investments Sold...........................................           5
 Foreign Currency Transactions..............................           5
                                                                    ----
  Net Realized Gain.........................................          10
                                                                    ----
CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
 Investments................................................         783
                                                                    ----
Net Realized Gain and Change in Unrealized Appreciation/
 Depreciation...............................................         793
                                                                    ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........        $843
                                                                    ====

-------
* Commencement of operations

    The accompanying notes are an integral part of the financial statements. STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                  GLOBAL
                                                             EQUITY PORTFOLIO
                                                            -------------------
                                                                PERIOD FROM
                                                            JANUARY 2, 1997* TO
                                                               JUNE 30, 1997
                                                                   (000)
                                                            -------------------
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
 Net Investment Income.....................................       $   50
 Net Realized Gain.........................................           10
 Change in Unrealized Appreciation/Depreciation............          783
                                                                  ------
 Net Increase in Net Assets Resulting from Operations......          843
                                                                  ------
CAPITAL SHARE TRANSACTIONS(1):
 Subscribed................................................        6,567
 Redeemed..................................................          (84)
                                                                  ------
 Net Increase in Net Assets Resulting from Capital Share
  Transactions.............................................        6,483
                                                                  ------
 Total Increase in Net Assets..............................        7,326
NET ASSETS:
 Beginning of Period.......................................          --
                                                                  ------
 End of Period (Including undistributed net investment
  income of $50)...........................................       $7,326
                                                                  ======
(1) Capital Share Transactions:
 Shares Subscribed.........................................          645
 Shares Redeemed...........................................           (8)
                                                                  ------
 Net Increase in Capital Shares Outstanding................          637
                                                                  ======

-------
* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
STATEMENT OF OPERATIONS
(UNAUDITED)

                                                               INTERNATIONAL
                                                                  MAGNUM
                                                                 PORTFOLIO
                                                            -------------------
                                                                PERIOD FROM
                                                            JANUARY 2, 1997* TO
                                                               JUNE 30, 1997
                                                                   (000)
                                                            -------------------
INVESTMENT INCOME:
 Dividends.................................................       $  163
 Interest..................................................           32
  Less: Foreign Taxes Withheld.............................          (22)
                                                                  ------
 Total Income..............................................          173
                                                                  ------
EXPENSES:
 Investment Advisory Fees..................................           44
  Less: Fees Waived........................................          (44)
                                                                  ------
 Net Investment Advisory Fees..............................          --
 Custodian Fees............................................           35
 Administrative Fees.......................................           23
 Shareholder Reports.......................................           16
 Professional Fees.........................................           13
 Other.....................................................            1
 Expenses Reimbursed by Adviser............................          (24)
                                                                  ------
  Net Expenses.............................................           64
                                                                  ------
Net Investment Income......................................          109
                                                                  ------
NET REALIZED GAIN ON:
 Investments Sold..........................................           46
 Foreign Currency Transactions.............................          282
                                                                  ------
  Net Realized Gain........................................          328
                                                                  ------
CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
 Investments...............................................        1,358
 Foreign Currency Translations.............................           46
                                                                  ------
 Change in Unrealized Appreciation/Depreciation............        1,404
                                                                  ------
Net Realized Gain and Change in Unrealized
 Appreciation/Depreciation.................................        1,732
                                                                  ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......       $1,841
                                                                  ======

-------
* Commencement of operations

    The accompanying notes are an integral part of the financial statements. STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                               INTERNATIONAL
                                                                  MAGNUM
                                                                 PORTFOLIO
                                                            -------------------
                                                                PERIOD FROM
                                                            JANUARY 2, 1997* TO
                                                               JUNE 30, 1997
                                                                   (000)
                                                            -------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income.....................................       $   109
 Net Realized Gain.........................................           328
 Change in Unrealized Appreciation/Depreciation............         1,404
                                                                  -------
 Net Increase in Net Assets Resulting from Operations......         1,841
                                                                  -------
CAPITAL SHARE TRANSACTIONS(1):
 Subscribed................................................        12,853
 Redeemed..................................................           (51)
 Net Increase in Net Assets Resulting from Capital Share
  Transactions.............................................        12,802
                                                                  -------
 Total Increase in Net Assets..............................        14,643
NET ASSETS:
 Beginning of Period.......................................           --
                                                                  -------
 End of Period (Including undistributed net investment
  income of $109)..........................................       $14,643
                                                                  =======
(1) Capital Share Transactions:
 Shares Subscribed.........................................         1,260
 Shares Redeemed...........................................            (5)
                                                                  -------
 Net Increase in Capital Shares Outstanding................         1,255
                                                                  =======

-------
* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
STATEMENT OF OPERATIONS
(UNAUDITED)

                                                                   EQUITY
                                                              GROWTH PORTFOLIO
                                                             -------------------
                                                                 PERIOD FROM
                                                             JANUARY 2, 1997* TO
                                                                JUNE 30, 1997
                                                                    (000)
                                                             -------------------
INVESTMENT INCOME:
 Dividends..................................................        $ 14
 Interest...................................................           8
                                                                    ----
 Total Income...............................................          22
                                                                    ----
EXPENSES:
 Investment Advisory Fees...................................           8
  Less: Fees Waived.........................................          (8)
                                                                    ----
 Net Investment Advisory Fees...............................         --
 Custodian Fees.............................................          36
 Shareholder Reports........................................          16
 Professional Fees..........................................          15
 Administrative Fees........................................           6
 Other......................................................           2
 Expenses Reimbursed by Adviser.............................         (62)
                                                                    ----
  Net Expenses..............................................          13
                                                                    ----
Net Investment Income.......................................           9
                                                                    ----
NET REALIZED GAIN ON:
 Investments Sold...........................................          60
                                                                    ----
CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
 Investments................................................         371
                                                                    ----
Net Realized Gain and Change in Unrealized
 Appreciation/Depreciation..................................         431
                                                                    ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........        $440
                                                                    ====

-------
* Commencement of operations

    The accompanying notes are an integral part of the financial statements. STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                  EQUITY
                                                             GROWTH PORTFOLIO
                                                            -------------------
                                                                PERIOD FROM
                                                            JANUARY 2, 1997* TO
                                                               JUNE 30, 1997
                                                                   (000)
                                                            -------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income.....................................       $    9
 Net Realized Gain.........................................           60
 Change in Unrealized Appreciation/Depreciation............          371
                                                                  ------
 Net Increase in Net Assets Resulting from Operations......          440
                                                                  ------
CAPITAL SHARE TRANSACTIONS(1):
 Subscribed................................................        3,542
 Redeemed..................................................          (23)
                                                                  ------
 Net Increase in Net Assets Resulting from Capital Share
  Transactions.............................................        3,519
                                                                  ------
 Total Increase in Net Assets..............................        3,959
NET ASSETS:
 Beginning of Period.......................................          --
                                                                  ------
 End of Period (Including undistributed net investment
  income of $9)............................................       $3,959
                                                                  ======
(1) Capital Share Transactions:
 Shares Subscribed.........................................          346
 Shares Redeemed...........................................           (2)
                                                                  ------
 Net Increase in Capital Shares Outstanding................          344
                                                                  ======

-------
* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
STATEMENT OF OPERATIONS
(UNAUDITED)

                                                                   MID CAP
                                                               VALUE PORTFOLIO
                                                             -------------------
                                                                 PERIOD FROM
                                                             JANUARY 2, 1997* TO
                                                                JUNE 30, 1997
                                                                    (000)
                                                             -------------------
INVESTMENT INCOME:
 Dividends..................................................        $ 20
 Interest...................................................           7
                                                                    ----
  Total Income..............................................          27
                                                                    ----
EXPENSES:
 Investment Advisory Fees...................................          14
  Less: Fees Waived.........................................         (14)
                                                                    ----
 Net Investment Advisory Fees...............................         --
 Custodian Fees.............................................          11
 Professional Fees..........................................           9
 Shareholder Reports........................................           5
 Administrative Fees........................................           5
 Other......................................................           1
 Expenses Reimbursed by Adviser.............................         (12)
                                                                    ----
  Net Expenses..............................................          19
                                                                    ----
Net Investment Income.......................................           8
                                                                    ----
NET REALIZED GAIN ON:
 Investments Sold...........................................         110
                                                                    ----
CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
 Investments................................................         573
                                                                    ----
Net Realized Gain and Change in Unrealized
 Appreciation/Depreciation..................................         683
                                                                    ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........        $691
                                                                    ====

-------
* Commencement of operations

    The accompanying notes are an integral part of the financial statements. STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                              MID CAP
                                                          VALUE PORTFOLIO
                                                        -------------------
                                                            PERIOD FROM
                                                        JANUARY 2, 1997* TO
                                                           JUNE 30, 1997
                                                               (000)
                                                        -------------------
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
 Net Investment Income.................................       $    8
 Net Realized Gain.....................................          110
 Change in Unrealized Appreciation/Depreciation........          573
                                                              ------        ---
 Net Increase in Net Assets Resulting from Operations..          691
                                                              ------        ---
CAPITAL SHARE TRANSACTIONS(1):
 Subscribed............................................        4,233
 Redeemed..............................................           (2)
                                                              ------        ---
 Net Increase in Net Assets Resulting from Capital
  Share Transactions...................................        4,231
                                                              ------        ---
 Total Increase in Net Assets..........................        4,922
NET ASSETS:
 Beginning of Period...................................          --
                                                              ------        ---
 End of Period (Including undistributed net investment
  income of $8)........................................       $4,922
                                                              ======
(1) Capital Share Transactions:
 Shares Subscribed.....................................          413
                                                              ======

-------
* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
STATEMENT OF OPERATIONS
(UNAUDITED)

                                                                   U.S. REAL
                                                               ESTATE PORTFOLIO
                                                               -----------------
                                                                  PERIOD FROM
                                                               MARCH 3, 1997* TO
                                                                 JUNE 30, 1997
                                                                     (000)
                                                               -----------------
INVESTMENT INCOME:
 Dividends....................................................       $ 61
 Interest.....................................................         17
                                                                     ----
  Total Income................................................         78
                                                                     ----
EXPENSES:
 Investment Advisory Fees.....................................         14
  Less: Fees Waived...........................................        (14)
                                                                     ----
 Net Investment Advisory Fees.................................        --
 Custodian Fees...............................................         21
 Shareholder Reports..........................................         14
 Professional Fees............................................          9
 Administrative Fees..........................................          5
 Other........................................................          1
 Expenses Reimbursed by Adviser...............................        (31)
                                                                     ----
  Net Expenses................................................         19
                                                                     ----
Net Investment Income.........................................         59
                                                                     ----
NET REALIZED LOSS ON:
 Investments Sold.............................................        (37)
                                                                     ----
CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
 Investments..................................................        204
                                                                     ----
Net Realized Loss and Change in Unrealized Appreciation/
 Depreciation.................................................        167
                                                                     ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........       $226
                                                                     ====

-------
* Commencement of operations

    The accompanying notes are an integral part of the financial statements. STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                  U.S. REAL
                                                              ESTATE PORTFOLIO
                                                              -----------------
                                                                 PERIOD FROM
                                                              MARCH 3, 1997* TO
                                                                JUNE 30, 1997
                                                                    (000)
                                                              -----------------
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
 Net Investment Income.......................................      $   59
 Net Realized Loss...........................................         (37)
 Change in Unrealized Appreciation/Depreciation..............         204
                                                                   ------
 Net Increase in Net Assets Resulting from Operations........         226
                                                                   ------
CAPITAL SHARE TRANSACTIONS(1):
 Subscribed..................................................       5,799
                                                                   ------
 Total Increase in Net Assets................................       6,025
                                                                   ------
NET ASSETS:
 Beginning of Period.........................................         --
                                                                   ------
 End of Period (Including undistributed net investment income
  of $59)....................................................      $6,025
                                                                   ======
(1) Capital Share Transactions:
 Shares Subscribed...........................................         581
                                                                   ======

-------
* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
STATEMENT OF OPERATIONS
(UNAUDITED)

                                                               VALUE PORTFOLIO
                                                             -------------------
                                                                 PERIOD FOM
                                                             JANUARY 2, 1997* TO
                                                                JUNE 30, 1997
                                                                    (000)
                                                             -------------------
INVESTMENT INCOME:
 Dividends..................................................        $ 32
 Interest...................................................          16
                                                                    ----
 Total Income...............................................          48
                                                                    ----
EXPENSES:
 Investment Advisory Fees...................................          10
  Less: Fees Waived.........................................         (10)
                                                                    ----
 Net Investment Advisory Fees...............................         --
 Professional Fees..........................................          15
 Custodian Fees.............................................           6
 Shareholder Reports........................................           5
 Administrative Fees........................................           5
 Other......................................................           1
 Expenses Reimbursed by Adviser.............................         (17)
                                                                    ----
  Net Expenses..............................................          15
                                                                    ----
Net Investment Income.......................................          33
                                                                    ----
NET REALIZED GAIN ON:
 Investments Sold...........................................          72
                                                                    ----
CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
 Investments................................................         469
                                                                    ----
Net Realized Gain and Change in Unrealized
 Appreciation/Depreciation..................................         541
                                                                    ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........        $574
                                                                    ====

-------
* Commencement of operations

    The accompanying notes are an integral part of the financial statements. STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                              VALUE PORTFOLIO
                                                            -------------------
                                                                PERIOD FROM
                                                            JANUARY 2, 1997* TO
                                                               JUNE 30, 1997
                                                                   (000)
                                                            -------------------
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
 Net Investment Income.....................................       $   33
 Net Realized Gain.........................................           72
 Change in Unrealized Appreciation/Depreciation............          469
                                                                  ------
 Net Increase in Net Assets Resulting from Operations......          574
                                                                  ------
CAPITAL SHARE TRANSACTIONS(1):
 Subscribed................................................        4,690
                                                                  ------
 Total Increase in Net Assets..............................        5,264
NET ASSETS:
 Beginning of Period.......................................          --
                                                                  ------
 End of Period (Including undistributed net investment
  income of $33)...........................................       $5,264
                                                                  ======
(1) Capital Share Transactions:
 Shares Subscribed.........................................          456
                                                                  ======

-------
* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
STATEMENT OF OPERATIONS
(UNAUDITED)

                                                             EMERGING MARKETS
                                                              DEBT PORTFOLIO
                                                             -----------------
                                                                PERIOD FROM
                                                             JUNE 16, 1997* TO
                                                               JUNE 30, 1997
                                                                   (000)
                                                             -----------------
INVESTMENT INCOME:
 Interest...................................................       $ 32
                                                                   ----
EXPENSES:
 Investment Advisory Fees...................................          3
  Less: Fees Waived.........................................         (3)
                                                                   ----
 Net Investment Advisory Fees...............................        --
 Custodian Fees.............................................          3
 Professional Fees..........................................          3
 Shareholder Reports........................................          1
 Administrative Fees........................................          1
 Expenses Reimbursed by Adviser.............................         (3)
                                                                   ----
  Net Expenses..............................................          5
                                                                   ----
Net Investment Income.......................................         27
                                                                   ----
NET REALIZED LOSS ON:
 Investments Sold...........................................         (5)
                                                                   ----
CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
 Investments................................................        (27)
 Foreign Currency Translations..............................          1
                                                                   ----
  Change in Unrealized Appreciation/Depreciation............        (26)
                                                                   ----
Net Realized Loss and Change in Unrealized
 Appreciation/Depreciation..................................        (31)
                                                                   ----
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........       $ (4)
                                                                   ====

-------
* Commencement of operations

    The accompanying notes are an integral part of the financial statements. STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                              EMERGING MARKETS
                                                               DEBT PORTFOLIO
                                                              -----------------
                                                                 PERIOD FROM
                                                              JUNE 16, 1997* TO
                                                                JUNE 30, 1997
                                                                    (000)
                                                              -----------------
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
 Net Investment Income.......................................      $    27
 Net Realized Loss...........................................           (5)
 Change in Unrealized Appreciation/Depreciation..............          (26)
                                                                   -------
 Net Decrease in Net Assets Resulting from Operations........           (4)
                                                                   -------
CAPITAL SHARE TRANSACTIONS(1):
 Subscribed..................................................       10,053
                                                                   -------
 Total Increase in Net Assets................................       10,049
NET ASSETS:
 Beginning of Period.........................................          --
                                                                   -------
 End of Period (Including undistributed net investment income
  of $27)....................................................      $10,049
                                                                   =======
(1) Capital Share Transactions:
 Shares Subscribed...........................................        1,005
                                                                   =======

-------
* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
STATEMENT OF OPERATIONS
(UNAUDITED)

                                                              FIXED INCOME
                                                                PORTFOLIO
                                                           -------------------
                                                               PERIOD FROM
                                                           JANUARY 2, 1997* TO
                                                              JUNE 30, 1997
                                                                  (000)
                                                           -------------------
INVESTMENT INCOME:
 Interest.................................................        $248
                                                                  ----
EXPENSES:
 Investment Advisory Fees.................................          17
  Less: Fees Waived.......................................         (17)
                                                                  ----
 Net Investment Advisory Fees.............................         --
 Custodian Fees...........................................          11
 Professional Fees........................................          22
 Shareholder Reports......................................           6
 Administrative Fees......................................          10
 Other....................................................           1
 Expenses Reimbursed by Adviser...........................         (20)
                                                                  ----
  Net Expenses............................................          30
                                                                  ----
Net Investment Income.....................................         218
                                                                  ----
NET REALIZED GAIN ON:
 Investments Sold.........................................          44
 Foreign Currency Transactions............................           8
                                                                  ----
  Net Realized Gain.......................................          52
                                                                  ----
CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
 Investments..............................................          25
 Foreign Currency Translations............................           5
                                                                  ----
  Change in Unrealized Appreciation/Depreciation..........          30
                                                                  ----
Net Realized Gain and Change in Unrealized
 Appreciation/Depreciation................................          82
                                                                  ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......        $300
                                                                  ====

-------
* Commencement of operations

    The accompanying notes are an integral part of the financial statements. STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                           FIXED INCOME
                                                             PORTFOLIO
                                                        -------------------
                                                            PERIOD FROM
                                                        JANUARY 2, 1997* TO
                                                           JUNE 30, 1997
                                                               (000)
                                                        -------------------
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
 Net Investment Income.................................       $  218
 Net Realized Gain.....................................           52
 Change in Unrealized Appreciation/Depreciation........           30
                                                              ------        ---
 Net Increase in Net Assets Resulting from Operations..          300
                                                              ------        ---
CAPITAL SHARE TRANSACTIONS(1):
 Subscribed............................................        8,793
 Redeemed..............................................          (60)
                                                              ------        ---
 Net Increase in Net Assets Resulting from Capital
  Share Transactions...................................        8,733
                                                              ------        ---
 Total Increase in Net Assets..........................        9,033
NET ASSETS:
 Beginning of Period...................................          --
                                                              ------        ---
 End of Period (Including undistributed net investment
  income of $218)......................................       $9,033
                                                              ======
(1) Capital Share Transactions:
 Shares Subscribed.....................................          878
 Shares Redeemed.......................................           (6)
                                                              ------        ---
 Net Increase in Capital Shares Outstanding............          872
                                                              ======

-------
* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
STATEMENT OF OPERATIONS
(UNAUDITED)

                                                                 HIGH YIELD
                                                                  PORTFOLIO
                                                             -------------------
                                                                 PERIOD FROM
                                                             JANUARY 2, 1997* TO
                                                                JUNE 30, 1997
                                                                    (000)
                                                             -------------------
INVESTMENT INCOME:
 Dividends..................................................        $  2
 Interest...................................................         339
                                                                    ----
  Total Income..............................................         341
                                                                    ----
EXPENSES:
 Investment Advisory Fees...................................          21
  Less: Fees Waived.........................................         (21)
                                                                    ----
 Net Investment Advisory Fees...............................         --
 Professional Fees..........................................          11
 Administrative Fees........................................          10
 Custodian Fees.............................................           6
 Shareholder Reports........................................           5
 Other......................................................           1
                                                                    ----
  Net Expenses..............................................          33
                                                                    ----
Net Investment Income.......................................         308
                                                                    ----
NET REALIZED GAIN ON:
 Investments Sold...........................................          24
                                                                    ----
CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
 Investments................................................         156
                                                                    ----
Net Realized Gain and Change in Unrealized
 Appreciation/Depreciation..................................         180
                                                                    ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........        $488
                                                                    ====

-------
* Commencement of operations


    The accompanying notes are an integral part of the financial statements. STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                HIGH YIELD
                                                                 PORTFOLIO
                                                            -------------------
                                                                PERIOD FROM
                                                            JANUARY 2, 1997* TO
                                                               JUNE 30, 1997
                                                                   (000)
                                                            -------------------
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
 Net Investment Income.....................................       $  308
 Net Realized Gain.........................................           24
 Change in Unrealized Appreciation/Depreciation............          156
                                                                  ------
 Net Increase in Net Assets Resulting from Operations......          488
                                                                  ------
CAPITAL SHARE TRANSACTIONS(1):
 Subscribed................................................        8,806
 Redeemed..................................................          (12)
                                                                  ------
 Net Increase in Net Assets Resulting from Capital Share
  Transactions.............................................        8,794
                                                                  ------
 Total Increase in Net Assets..............................        9,282
NET ASSETS:
 Beginning of Period.......................................          --
                                                                  ------
 End of Period (Including undistributed net investment
  income of $308)..........................................       $9,282
                                                                  ======
(1) Capital Share Transactions:
 Shares Subscribed.........................................          878
 Shares Redeemed...........................................           (1)
                                                                  ------
 Net Increase in Capital Shares Outstanding................          877
                                                                  ======

-------
* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                          ASIAN
                                    EQUITY PORTFOLIO
                                    -----------------
                                       PERIOD FROM
                                    MARCH 3, 1997* TO
SELECTED PER SHARE DATA AND RATIOS    JUNE 30, 1997
----------------------------------  -----------------
NET ASSET VALUE, BEGINNING
 OF PERIOD................               $ 10.00
                                         -------
INCOME FROM INVESTMENT
 OPERATIONS
 Net Investment Income....                  0.03
 Net Realized and
  Unrealized Gain.........                  0.63
                                         -------
  Total From Investment
   Operations.............                  0.66
                                         -------
NET ASSET VALUE, END OF
 PERIOD...................               $ 10.66
                                         =======
TOTAL RETURN..............                  6.60%
                                         =======
RATIOS AND SUPPLEMENTAL
 DATA:
Net Assets, End of Period
 (000's)..................               $10,946
Ratio of Expenses to
 Average Net Assets.......                  1.20%**
Ratio of Net Investment
 Income to Average Net
 Assets...................                  1.06%**
Portfolio Turnover Rate...                    49%
Average Commission Rate:
  Per Share...............               $0.0170
  As a Percentage of Trade
   Amount.................                  0.56%
                                         -------
Effect of Voluntary
 Expense
 Limitation During the
  Period:
  Per Share Benefit to Net
   Investment Loss........               $  0.04
Ratios Before Expense
 Limitation:
  Expenses to Average Net
   Assets.................                  2.55%**
  Net Investment Loss to
   Average Net Assets.....                 (0.22)%**
                                         -------

-------
 * Commencement of operations
** Annualized


    The accompanying notes are an integral part of the financial statements. FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                       EMERGING MARKETS
                                                       EQUITY PORTFOLIO
                                               ----------------------------------
                                                SIX MONTHS        PERIOD FROM
                                                   ENDED      OCTOBER 1, 1996* TO
      SELECTED PER SHARE DATA AND RATIOS       JUNE 30, 1997   DECEMBER 31, 1996
      ----------------------------------       -------------  -------------------
NET ASSET VALUE, BEGINNING OF PERIOD..........    $  9.78           $ 10.00
                                                  -------           -------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income........................       0.05              0.01
 Net Realized and Unrealized Gain (Loss)......       2.20             (0.21)
                                                  -------           -------
  Total From Investment Operations............       2.25             (0.20)
                                                  -------           -------
DISTRIBUTIONS
 Net Investment Income........................        --              (0.02)
                                                  -------           -------
  Total Distributions.........................        --              (0.02)
                                                  -------           -------
NET ASSET VALUE, END OF PERIOD................    $ 12.03           $  9.78
                                                  =======           =======
TOTAL RETURN..................................      23.01%           (2.03)%
                                                  =======           =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's).............    $20,308           $11,789
Ratio of Expenses to Average Net Assets.......       1.75%**           1.75%**
Ratio of Net Investment Income to Average Net
 Assets.......................................       1.03%**           0.32%**
Portfolio Turnover Rate.......................         38%                9%
Average Commission Rate:
  Per Share...................................    $0.0012           $0.0013
  As a Percentage of Trade Amount.............       0.40%             0.45%
                                                  -------           -------
Effect of Voluntary Expense Limitation During
 the Period:
  Per Share Benefit to Net Investment Income
   (Loss).....................................    $  0.12           $  0.08
Ratios Before Expense Limitation:
  Expenses to Average Net Assets..............       4.49%**           6.17%**
  Net Investment Loss to Average Net Assets...      (1.67)%**         (4.06)%**
                                                  -------           -------

-------
 * Commencement of operations
** Annualized

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                               GLOBAL EQUITY
                                                                 PORTFOLIO
                                                            -------------------
                                                                PERIOD FROM
                                                            JANUARY 2, 1997* TO
SELECTED PER SHARE DATA AND RATIOS                             JUNE 30, 1997
----------------------------------                          -------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................       $ 10.00
                                                                  -------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income.....................................          0.08
 Net Realized and Unrealized Gain..........................          1.41
                                                                  -------
  Total From Investment Operations.........................          1.49
                                                                  -------
NET ASSET VALUE, END OF PERIOD.............................       $ 11.49
                                                                  =======
TOTAL RETURN...............................................         14.90%
                                                                  =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)..........................       $ 7,326
Ratio of Expenses to Average Net Assets....................          1.15%**
Ratio of Net Investment Income to Average Net Assets.......          1.81%**
Portfolio Turnover Rate....................................             3%
Average Commission Rate:
 Per Share.................................................       $0.0225
 As a Percentage of Trade Amount...........................          0.17%
                                                                  -------
Effect of Voluntary Expense Limitation During the Period:
 Per Share Benefit to Net Investment Income................       $  0.06
Ratios Before Expense Limitation:
 Expenses to Average Net Assets............................          2.46%**
 Net Investment Income to Average Net Assets...............          0.50%**
                                                                  -------

-------
 * Commencement of operations
** Annualized

    The accompanying notes are an integral part of the financial statements. FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                               INTERNATIONAL
                                                             MAGNUM PORTFOLIO
                                                            -------------------
                                                                PERIOD FROM
                                                            JANUARY 2, 1997* TO
SELECTED PER SHARE DATA AND RATIOS                             JUNE 30, 1997
----------------------------------                          -------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................       $ 10.00
                                                                  -------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income.....................................          0.09
 Net Realized and Unrealized Gain..........................          1.58
                                                                  -------
  Total From Investment Operations.........................          1.67
                                                                  -------
NET ASSET VALUE, END OF PERIOD.............................       $ 11.67
                                                                  =======
TOTAL RETURN...............................................         16.70%
                                                                  =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)..........................       $14,643
Ratio of Expenses to Average Net Assets....................          1.15%**
Ratio of Net Investment Income to Average Net Assets.......          1.96%**
Portfolio Turnover Rate....................................            19%
Average Commission Rate:
 Per Share.................................................       $0.0170
 As a Percentage of Trade Amount...........................          0.17%
                                                                  -------
Effect of Voluntary Expense Limitation During the Period:
 Per Share Benefit to Net Investment Income................       $  0.05
Ratios Before Expense Limitation:
 Expenses to Average Net Assets............................          2.38%**
 Net Investment Income to Average Net Assets...............          0.73%**
                                                                  -------

-------
 * Commencement of operations
** Annualized

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                                  EQUITY
                                                             GROWTH PORTFOLIO
                                                            -------------------
                                                                PERIOD FROM
                                                            JANUARY 2, 1997* TO
SELECTED PER SHARE DATA AND RATIOS                             JUNE 30, 1997
----------------------------------                          -------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................       $ 10.00
                                                                  -------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income.....................................          0.03
 Net Realized and Unrealized Gain..........................          1.50
                                                                  -------
  Total From Investment Operations.........................          1.53
                                                                  -------
NET ASSET VALUE, END OF PERIOD.............................       $ 11.53
                                                                  =======
TOTAL RETURN...............................................         15.30%
                                                                  =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)..........................       $ 3,959
Ratio of Expenses to Average Net Assets....................          0.85%**
Ratio of Net Investment Income to Average Net Assets.......          0.60%**
Portfolio Turnover Rate....................................            95%
Average Commission Rate Per Share..........................       $0.0510
                                                                  -------
Effect of Voluntary Expense Limitation During the Period:
 Per Share Benefit to Net Investment Income (Loss).........       $  0.85
Ratios Before Expense Limitation:
 Expenses to Average Net Assets............................          5.55%**
 Net Investment Loss to Average Net Assets.................         (4.11)%**
                                                                  -------

-------
 * Commencement of operations
** Annualized

    The accompanying notes are an integral part of the financial statements. FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                                  MID CAP
                                                              VALUE PORTFOLIO
                                                            -------------------
                                                                PERIOD FROM
                                                            JANUARY 2, 1997* TO
SELECTED PER SHARE DATA AND RATIOS                             JUNE 30, 1997
----------------------------------                          -------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................       $ 10.00
                                                                  -------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income.....................................          0.02
 Net Realized and Unrealized Gain..........................          1.89
                                                                  -------
  Total From Investment Operations.........................          1.91
                                                                  -------
NET ASSET VALUE, END OF PERIOD.............................       $ 11.91
                                                                  =======
TOTAL RETURN...............................................         19.10%
                                                                  =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)..........................       $ 4,922
Ratio of Expenses to Average Net Assets....................          1.05%**
Ratio of Net Investment Income to Average Net Assets.......          0.43%**
Portfolio Turnover Rate....................................            76%
Average Commission Rate Per Share..........................       $0.0429
                                                                  -------
Effect of Voluntary Expense Limitation During the Period:
 Per Share Benefit to Net Investment Income (Loss).........       $  0.06
Ratios Before Expense Limitation:
 Expenses to Average Net Assets............................          2.45%**
 Net Investment Loss to Average Net Assets.................         (0.97)%**
                                                                  -------

-------
 * Commencement of operations
** Annualized

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                                  U.S. REAL
                                                              ESTATE PORTFOLIO
                                                              -----------------
                                                                 PERIOD FROM
                                                              MARCH 3, 1997* TO
SELECTED PER SHARE DATA AND RATIOS                              JUNE 30, 1997
----------------------------------                            -----------------
NET ASSET VALUE, BEGINNING OF PERIOD.........................      $ 10.00
                                                                   -------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income.......................................         0.10
 Net Realized and Unrealized Gain............................         0.27
                                                                   -------
  Total From Investment Operations...........................         0.37
                                                                   -------
NET ASSET VALUE, END OF PERIOD...............................      $ 10.37
                                                                   =======
TOTAL RETURN.................................................         3.70%
                                                                   =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)............................      $ 6,025
Ratio of Expenses to Average Net Assets......................         1.10%**
Ratio of Net Investment Income to Average Net Assets.........         3.52%**
Portfolio Turnover Rate......................................           56%
Average Commission Rate Per Share............................      $0.0576
                                                                   -------
Effect of Voluntary Expense Limitation During the Period:
 Per Share Benefit to Net Investment Income..................      $  0.08
Ratios Before Expense Limitation:
 Expenses to Average Net Assets..............................         3.71%**
 Net Investment Income to Average Net Assets.................         0.90%**
                                                                   -------

-------
 * Commencement of operations
** Annualized


    The accompanying notes are an integral part of the financial statements. FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                              VALUE PORTFOLIO
                                                            -------------------
                                                                PERIOD FROM
                                                            JANUARY 2, 1997* TO
SELECTED PER SHARE DATA AND RATIOS                             JUNE 30, 1997
----------------------------------                          -------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................       $ 10.00
                                                                  -------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income.....................................          0.07
 Net Realized and Unrealized Gain..........................          1.48
                                                                  -------
  Total From Investment Operations.........................          1.55
                                                                  -------
NET ASSET VALUE, END OF PERIOD.............................       $ 11.55
                                                                  =======
TOTAL RETURN...............................................         15.50%
                                                                  =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)..........................       $ 5,264
Ratio of Expenses to Average Net Assets....................          0.85%**
Ratio of Net Investment Income to Average Net Assets.......          1.82%**
Portfolio Turnover Rate....................................            22%
Average Commission Rate Per Share..........................       $0.0585
                                                                  -------
Effect of Voluntary Expense Limitation During the Period:
 Per Share Benefit to Net Investment Income................       $  0.06
Ratios Before Expense Limitation:
 Expenses to Average Net Assets............................          2.35%**
 Net Investment Income to Average Net Assets...............          0.32%**
                                                                  -------

-------
 * Commencement of operations
** Annualized


    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                              EMERGING MARKETS
                                                               DEBT PORTFOLIO
                                                              -----------------
                                                                 PERIOD FROM
                                                              JUNE 16, 1997* TO
SELECTED PER SHARE DATA AND RATIOS                              JUNE 30, 1997
----------------------------------                            -----------------
NET ASSET VALUE, BEGINNING OF PERIOD.........................      $ 10.00
                                                                   -------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income.......................................         0.03
 Net Realized and Unrealized Loss............................        (0.03)
                                                                   -------
  Total From Investment Operations...........................          --
                                                                   -------
NET ASSET VALUE, END OF PERIOD...............................      $ 10.00
                                                                   =======
TOTAL RETURN.................................................         0.00%
                                                                   =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)............................      $10,049
Ratio of Expenses to Average Net Assets......................         1.30%**
Ratio of Net Investment Income to Average Net Assets.........         6.48%**
Portfolio Turnover Rate......................................           14%
                                                                   -------
Effect of Voluntary Expense Limitation During the Period:
 Per Share Benefit to Net Investment Income..................      $  0.01
Ratios Before Expense Limitation:
 Expenses to Average Net Assets..............................         2.77%**
 Net Investment Income to Average Net Assets.................         5.01%**
                                                                   -------

-------
 * Commencement of operations
** Annualized


    The accompanying notes are an integral part of the financial statements. FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                               FIXED INCOME
                                                                 PORTFOLIO
                                                            -------------------
                                                                PERIOD FROM
                                                            JANUARY 2, 1997* TO
SELECTED PER SHARE DATA AND RATIOS                             JUNE 30, 1997
----------------------------------                          -------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................       $10.00
                                                                  ------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income.....................................         0.25
 Net Realized and Unrealized Gain..........................         0.10
                                                                  ------
  Total From Investment Operations.........................         0.35
                                                                  ------
NET ASSET VALUE, END OF PERIOD.............................       $10.35
                                                                  ======
TOTAL RETURN...............................................         3.50%
                                                                  ======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)..........................       $9,033
Ratio of Expenses to Average Net Assets....................         0.70%**
Ratio of Net Investment Income to Average Net Assets.......         5.27%**
Portfolio Turnover Rate....................................          100%
                                                                  ------
Effect of Voluntary Expense Limitation During the Period:
 Per Share Benefit to Net Investment Income................       $ 0.04
Ratios Before Expense Limitation:
 Expenses to Average Net Assets............................         1.59%**
 Net Investment Income to Average Net Assets...............         4.38%**
                                                                  ------

-------
 * Commencement of operations
** Annualized


    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                                     HIGH YIELD
                                                                      PORTFOLIO
                                                                  -----------------
                                                                     PERIOD FROM
                                                                  JANUARY 2, 1997*
                                                                   TO JUNE 30, 1997
SELECTED PER SHARE DATA AND RATIOS                                   (UNAUDITED)
----------------------------------                                -----------------
NET ASSET VALUE, BEGINNING OF PERIOD.............................      $10.00
                                                                       ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income..........................................        0.35
  Net Realized and Unrealized Gain...............................        0.23
                                                                       ------
    Total From Investment Operations.............................        0.58
                                                                       ------
NET ASSET VALUE, END OF PERIOD...................................      $10.58
                                                                       ======
TOTAL RETURN.....................................................        5.80%
                                                                       ======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)................................      $9,282
Ratio of Expenses to Average Net Assets..........................        0.80%**
Ratio of Net Investment Income to Average Net Assets.............        7.41%**
Portfolio Turnover Rate..........................................          63%
Effect of Voluntary Expense Limitation During the Period:
 Per Share Benefit to Net Investment Income......................      $ 0.02
Ratios Before Expense Limitation:
  Expenses to Average Net Assets.................................        1.30%**
  Net Investment Income to Average Net Assets....................        6.91%**

-------
 * Commencement of operations
** Annualized


    The accompanying notes are an integral part of the financial statements. NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

JUNE 30, 1997

Morgan Stanley Universal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of June 30, 1997, the Fund was comprised of eleven separate active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Emerging Markets Equity Portfolio commenced operations on October 1, 1996. The Global Equity, International Magnum, Equity Growth, Mid Cap Value, Value, Fixed Income and High Yield Portfolios each commenced operations on January 2, 1997. The Asian Equity and U.S. Real Estate Portfolios each commenced operations on March 3, 1997 and the Emerging Markets Debt Portfolio commenced operations on June 16, 1997.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange and equity securities traded on NASDAQ are valued at the latest quoted sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. All other securities and assets for which market values are not readily available, including restricted securities, are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be done by others.

2. INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) (CONTINUED)

JUNE 30, 1997

of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

A Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.


3. REPURCHASE AGREEMENTS: Each Portfolio may enter into repurchase agreements under which a Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

 . investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

 . investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Statement of Net Assets) may be created and offered for investment. The "local" and "foreign" shares' market values may differ. In the absence of trading of the foreign shares in such markets at June 30, 1997, the Portfolios value the foreign shares at the closing exchange price of the local shares. Such securities are reflected as fair valued in the Statement of Net Assets.

5. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Portfolios may enter into foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolios as unrealized gain or loss. The Portfolios record realized gains or losses when the contract is

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) (CONTINUED)

JUNE 30, 1997

closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. FORWARD COMMITMENTS AND WHEN-ISSUED/DELAYED DELIVERY SECURITIES: Each Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not to exceed 120 days) after the date of the transaction. Additionally, each Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

7. LOAN AGREEMENTS: The Portfolios may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders") deemed to be creditworthy by the investment adviser. A Portfolio's investments in Loans may be in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans ("Assignments") from third parties. A Portfolio's investment in Participations typically results in the Portfolio having a contractual relationship with only the Lender and not with the borrower. The Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only upon receipt by the Lender of the payments from the borrower. The Portfolio generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. When a Portfolio purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

8. ORGANIZATIONAL COSTS: The organizational costs of the Fund are being amortized on a straight line basis over a period of five years beginning with the Emerging Markets Equity Portfolio's commencement of operations. Morgan Stanley Asset Management Inc. has agreed that in the event any of its initial shares which comprised the Fund at its inception are redeemed, the proceeds on redemption will be reduced by the pro-rata portion of any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the initial shares held at time of redemption.

9. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased (other than mortgage-backed securities) are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Distributions from the Portfolios are recorded on the ex-distribution date.

The U.S. Real Estate Portfolio owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. ADVISERS: Morgan Stanley Asset Management Inc. ("MSAM"), a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., provides the following Portfolios with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                                                              ASSETS
                                                   -----------------------------
                                                    FIRST  FROM $500     MORE
                                                    $500   MILLION TO    THAN
PORTFOLIO                                          MILLION $1 BILLION $1 BILLION
---------                                          ------- ---------- ----------
Asian Equity......................................  0.80%     0.75%      0.70%
Emerging Markets Equity...........................  1.25      1.20       1.15
Global Equity.....................................  0.80      0.75       0.70
International Magnum..............................  0.80      0.75       0.70
Equity Growth.....................................  0.55      0.50       0.45
U.S. Real Estate..................................  0.80      0.75       0.70
Emerging Markets Debt.............................  0.80      0.75       0.70

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) (CONTINUED)

JUNE 30, 1997

Miller Anderson & Sherrerd, LLP ("MAS"), a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., provides the following Portfolios with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                                                          ASSETS
                                           -------------------------------------
                                                            FROM         MORE
                                              FIRST     $500 MILLION     THAN
PORTFOLIO                                  $500 MILLION TO $1 BILLION $1 BILLION
---------                                  ------------ ------------- ----------
Mid Cap Value.............................     0.75%        0.70%        0.65%
Value.....................................     0.55         0.50         0.45
Fixed Income..............................     0.40         0.35         0.30
High Yield................................     0.50         0.45         0.40

MSAM and MAS have agreed to reduce fees payable to them and to reimburse the Portfolios, if necessary, if the annual operating expenses, as defined, expressed as a percentage of average daily net assets, exceed the maximum ratios indicated as follows:

                                                                         MAXIMUM
                                                                         EXPENSE
PORTFOLIO                                                                 RATIO
---------                                                                -------
Asian Equity............................................................  1.20%
Emerging Markets Equity.................................................  1.75
Global Equity...........................................................  1.15
International Magnum....................................................  1.15
Equity Growth...........................................................  0.85
Mid Cap Value...........................................................  1.05
U.S. Real Estate........................................................  1.10
Value...................................................................  0.85
Emerging Markets Debt...................................................  1.30
Fixed Income............................................................  0.70
High Yield..............................................................  0.80

C. ADMINISTRATORS: MSAM and MAS (the "Administrators") also provide their respective Portfolios with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of each Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrators and Chase Global Funds Services Company ("CGFSC"), a subsidiary of The Chase Manhattan Bank ("Chase"), CGFSC provides certain administrative services to the Fund. For such services, each Administrator pays CGFSC a portion of the fee the Administrators receive from the Fund. Certain employees of CGFSC are officers of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. CUSTODIANS: Morgan Stanley Trust Company ("MSTC"), a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., acts as custodian for the Fund's assets held outside the United States in accordance with a custodian agreement. Chase serves as custodian for the Fund's domestic assets in accordance with a separate custodian agreement. Custodian fees are computed and payable monthly based on assets held, investment purchases and sales activity, an account maintenance fee, plus reimbursement for certain out-of-pocket expenses. For the period ended June 30, 1997, the following Portfolios incurred custody fees and had amounts payable to MSTC at June 30, 1997:

                                                   MSTC CUSTODY   CUSTODY FEES
                                                   FEES INCURRED PAYABLE TO MSTC
PORTFOLIO                                              (000)          (000)
---------                                          ------------- ---------------
Asian Equity......................................      $11            $ 7
Emerging Markets Equity...........................       58             27
Global Equity.....................................        3              1
International Magnum..............................       31             13
Emerging Markets Debt.............................        2              2

In addition, for the period ended June 30, 1997, the following Portfolios have earned interest income and incurred interest expense on balances with MSTC as follows:

                                                               INTEREST INTEREST
                                                                INCOME  EXPENSE
PORTFOLIO                                                       (000)    (000)
---------                                                      -------- --------
Asian Equity..................................................   $ --      $1
Emerging Markets Equity.......................................      1       1

E. OTHER: During the period ended June 30, 1997, the following Portfolios paid brokerage commissions to Morgan Stanley & Co., Incorporated and Dean Witter Reynolds, Inc., affiliated broker/dealers, of approximately:

                                                      BROKERAGE COMMISSIONS
                                                              (000)
                                                 -------------------------------
                                                 MORGAN STANLEY &  DEAN WITTER
PORTFOLIO                                           CO., INC.     REYNOLDS, INC.
---------                                        ---------------- --------------
Emerging Markets Equity.........................       $  2            $ --
Equity Growth...................................        --               11

At June 30, 1997, the net assets of certain Portfolios were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

From time to time, certain Portfolios of the Fund have shareholders that hold a significant portion of a Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on those Portfolios.

F. SUPPLEMENTAL PROXY INFORMATION: On May 1, 1997, a special meeting of the stockholders of Morgan Stanley Universal Funds, Inc. (the "Fund") was held for the purpose of voting on the following matters:

1. To approve or disapprove a new investment advisory agreement with Morgan Stanley Asset Management Inc.; and

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) (CONTINUED)

JUNE 30, 1997

2. To approve or disapprove a new investment advisory agreement with Miller Anderson & Sherrerd, LLP.

Only Shareholders of investment portfolios (the "Portfolios") advised by Morgan Stanley Asset Management Inc. are entitled to vote on Proposal 1. Likewise, only Shareholders of the Portfolios advised by Miller Anderson & Sherrerd, LLP are entitled to vote on Proposal 2. The result of the shares voted were:

                                                                         TOTAL
                                                    VOTED               SHARES
PORTFOLIO                                VOTED FOR AGAINST ABSTENTIONS   VOTED
---------                                --------- ------- ----------- ---------
Asian Equity............................ 1,000,000    --        --     1,000,000
Emerging Markets Equity................. 1,280,015 49,199    52,793    1,382,007
Global Equity...........................   464,777    --     43,899      508,676
International Magnum.................... 1,009,006    --     25,236    1,034,242
Equity Growth...........................   270,061    --        --       270,061
Mid Cap Value...........................   314,112    --      7,559      321,671
U.S. Real Estate........................   500,000    --        --       500,000
Value...................................   310,552    --        --       310,552
Fixed Income............................   819,655    --        --       819,655
High Yield..............................   812,069    --        --       812,069

                                --------------


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